Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (37.4%)

		Communication Services (6.1%)

		Bandwidth, Inc.

15,000,000		0.250%, 03/01/26^	$23,239,950

2,500,000		0.500%, 04/01/28*	2,515,275

12,000,000		Bilibili, Inc.~ 1.375%, 04/01/26	41,472,120

15,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	33,440,669

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	12,516,658

		Eventbrite, Inc.

2,500,000		5.000%, 12/01/25	4,172,200

1,953,000		0.750%, 09/15/26*	1,846,952

		iQIYI, Inc.

20,000,000		2.000%, 04/01/25~	17,144,200

19,667,000		4.000%, 12/15/26^	16,867,009

7,500,000		3.750%, 12/01/23^	7,322,250

		JOYY, Inc.

10,000,000		1.375%, 06/15/26	8,838,700

10,000,000		0.750%, 06/15/25	9,339,300

5,000,000		Liberty Media Corp.* 2.250%, 12/01/48	6,150,900

5,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	6,622,300

18,000,000		Magnite, Inc.* 0.250%, 03/15/26	15,521,040

5,000,000		Match Group Financeco 3, Inc.* 2.000%, 01/15/30	10,090,550

20,000,000		Match Group Financeco, Inc.*~ 0.875%, 10/01/22	72,450,600

12,500,000		Momo, Inc. 1.250%, 07/01/25	10,563,250

		Sea, Ltd.~

15,000,000		2.375%, 12/01/25	46,628,400

10,000,000		1.000%, 12/01/24	55,089,200

		Snap, Inc.~

39,397,000		0.000%, 05/01/27*	45,353,827

24,970,000		0.750%, 08/01/26	81,748,035

10,000,000		0.250%, 05/01/25	34,355,800

55,000,000		Spotify USA, Inc.^*~ 0.000%, 03/15/26	49,579,750

7,500,000		TechTarget, Inc.* 0.125%, 12/15/25	9,158,850

10,000,000		TripAdvisor, Inc.^* 0.250%, 04/01/26	9,258,400

		Twitter, Inc.

50,000,000		0.000%, 03/15/26*~	48,120,500

39,000,000		0.250%, 06/15/24^~	54,082,470

22,500,000		1.000%, 09/15/21	22,552,425

16,000,000		World Wrestling Entertainment, Inc.~ 3.375%, 12/15/23	33,072,640

		Zillow Group, Inc.

18,000,000		0.750%, 09/01/24~	44,217,900

7,500,000		1.375%, 09/01/26	18,687,225

		Zynga, Inc.

27,500,000		0.250%, 06/01/24~	36,750,175

17,500,000		0.000%, 12/15/26*	18,326,000

			907,095,520

PRINCIPAL AMOUNT			VALUE

		Consumer Discretionary (9.0%)

8,625,000		2U, Inc. 2.250%, 05/01/25	$14,669,572

56,393,000		Airbnb, Inc.*~ 0.000%, 03/15/26	52,856,031

5,000,000		American Eagle Outfitters, Inc. 3.750%, 04/15/25	20,199,250

30,000,000		Booking Holdings, Inc.~ 0.900%, 09/15/21	32,123,100

15,000,000		Carnival Corp.~ 5.750%, 04/01/23	34,148,850

3,009,000		Cheesecake Factory, Inc.^ 0.375%, 06/15/26	2,822,743

		Chegg, Inc.

13,457,000		0.125%, 03/15/25^~	23,972,300

7,500,000		0.000%, 09/01/26*	8,132,775

7,500,000		Cracker Barrel Old Country Store, Inc.^* 0.625%, 06/15/26	7,487,025

15,000,000	EUR	Delivery Hero, SE 1.000%, 01/23/27	25,681,886

15,000,000		Dick’s Sporting Goods, Inc.~ 3.250%, 04/15/25	46,154,400

49,456,000		DraftKings, Inc.*~ 0.000%, 03/15/28	43,414,455

		Etsy, Inc.

30,000,000		0.125%, 10/01/26^~	65,043,600

20,000,000		0.250%, 06/15/28*	20,944,200

7,941,000		Expedia Group, Inc.^* 0.000%, 02/15/26	8,538,322

10,000,000		Farfetch, Ltd.~ 3.750%, 05/01/27	32,555,600

15,000,000		Fiverr International, Ltd.* 0.000%, 11/01/25	20,421,300

3,000,000		Groupon, Inc.* 1.125%, 03/15/26	2,629,890

15,000,000		Guess?, Inc. 2.000%, 04/15/24	17,048,250

10,000,000		Li Auto, Inc.* 0.250%, 05/01/28	13,321,800

7,000,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	7,484,610

10,000,000		Meituan 0.000%, 04/27/27	9,375,600

12,500,000		MercadoLibre, Inc.^~ 2.000%, 08/15/28	44,857,000

7,500,000		National Vision Holdings, Inc. 2.500%, 05/15/25	13,815,000

27,500,000		NCL Corp. Ltd.~ 6.000%, 05/15/24	53,947,575

		NIO, Inc.*

10,000,000		0.000%, 02/01/26	8,750,300

7,449,000		0.500%, 02/01/27^	6,466,104

10,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	13,729,873

37,500,000		Peloton Interactive, Inc.^*~ 0.000%, 02/15/26	35,485,125

		Pinduoduo, Inc.

10,000,000		0.000%, 12/01/25^	9,286,300

6,750,000		0.000%, 10/01/24~	14,491,440

4,500,000		Quotient Technology, Inc. 1.750%, 12/01/22	4,690,440

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Royal Caribbean Cruises, Ltd.

22,916,000		4.250%, 06/15/23	$29,527,266

5,000,000		2.875%, 11/15/23*	5,982,850

10,245,000		Shake Shack, Inc.* 0.000%, 03/01/28	9,600,692

10,833,000		Stride, Inc.* 1.125%, 09/01/27	9,902,879

		Tesla, Inc.~

20,000,000		2.375%, 03/15/22	209,710,200

16,822,000		2.000%, 05/15/24^	186,428,974

6,809,000		Under Armour, Inc. 1.500%, 06/01/24	12,710,973

7,764,000		Vail Resorts, Inc.^* 0.000%, 01/01/26	7,839,388

6,632,000		Vroom, Inc.* 0.750%, 07/01/26	6,452,008

		Wayfair, Inc.

29,821,000		1.125%, 11/01/24~	63,731,950

25,000,000		1.000%, 08/15/26~	44,288,000

22,590,000		0.625%, 10/01/25*	21,945,959

			1,322,665,855

		Consumer Staples (0.4%)

36,755,000		Beyond Meat, Inc.*~ 0.000%, 03/15/27	33,865,322

15,000,000		Herbalife Nutrition, Ltd. 2.625%, 03/15/24	16,110,300

4,000,000		Turning Point Brands, Inc. 2.500%, 07/15/24	4,779,800

610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	6,438,626

			61,194,048

		Energy (0.6%)

15,000,000		Chesapeake Energy Corp. 5.500%, 09/15/26	951,600

56,500,000		Pioneer Natural Resources Company^~ 0.250%, 05/15/25	83,122,235

			84,073,835

		Financials (0.8%)

55,000,000		Coinbase Global, Inc.*~ 0.500%, 06/01/26	55,531,850

8,052,000		GSK Finance No 3, PLC^* 0.000%, 06/22/23	8,133,245

4,600,000		Heritage Insurance Holdings, Inc. 5.875%, 08/01/37	4,551,976

5,000,000		Hope Bancorp, Inc. 2.000%, 05/15/38	4,896,550

10,467,000		JPMorgan Chase Financial Company, LLC§ 0.250%, 05/01/23	11,263,957

		LendingTree, Inc.

15,000,000		0.500%, 07/15/25	13,536,000

12,500,000		0.625%, 06/01/22~	14,242,625

5,000,000		Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	5,064,800

			117,221,003

		Health Care (3.3%)

5,000,000		Accolade, Inc.* 0.500%, 04/01/26	5,862,000

PRINCIPAL AMOUNT		VALUE

10,500,000	Allscripts Healthcare Solutions, Inc. 0.875%, 01/01/27	$14,753,865

	Bridgebio Pharma, Inc.

10,000,000	2.250%, 02/01/29*	9,138,700

6,000,000	2.500%, 03/15/27	9,008,640

3,759,000	Coherus Biosciences, Inc. 1.500%, 04/15/26	3,763,774

3,500,000	Collegium Pharmaceutical, Inc. 2.625%, 02/15/26	3,915,660

10,000,000	CONMED Corp.^ 2.625%, 02/01/24	16,185,700

15,000,000	Dexcom, Inc.~ 0.750%, 12/01/23	46,945,650

5,000,000	Evolent Health, Inc. 1.500%, 10/15/25	4,923,750

4,000,000	Guardant Health, Inc.^* 0.000%, 11/15/27	4,342,720

5,000,000	Haemonetics Corp.* 0.000%, 03/01/26	4,248,100

	Halozyme Therapeutics, Inc.

19,000,000	0.250%, 03/01/27^*	17,407,230

10,000,000	1.250%, 12/01/24	18,033,000

17,000,000	Innoviva, Inc.~ 2.500%, 08/15/25	18,945,820

9,000,000	Insmed, Inc. 0.750%, 06/01/28	9,185,400

10,000,000	Insulet Corp. 0.375%, 09/01/26	13,850,800

	Intercept Pharmaceuticals, Inc.

5,000,000	3.250%, 07/01/23	4,531,150

5,000,000	2.000%, 05/15/26	3,397,850

11,243,000	Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	10,379,200

	Ironwood Pharmaceuticals, Inc.

9,500,000	1.500%, 06/15/26	11,562,165

7,500,000	0.750%, 06/15/24	9,001,050

2,423,000	2.250%, 06/15/22	2,676,979

22,500,000	Jazz Investments I, Ltd.~ 2.000%, 06/15/26	29,170,125

10,000,000	Livongo Health, Inc. 0.875%, 06/01/25	14,798,000

5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	6,015,600

7,000,000	Natera, Inc.^ 2.250%, 05/01/27	21,381,220

3,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	2,956,530

7,500,000	Neurocrine Biosciences, Inc.^~ 2.250%, 05/15/24	9,714,675

25,000,000	Novocure, Ltd.*~ 0.000%, 11/01/25	29,780,000

10,000,000	NuVasive, Inc. 0.375%, 03/15/25	9,732,900

17,500,000	Oak Street Health, Inc.^* 0.000%, 03/15/26	18,533,550

12,500,000	Omnicell, Inc.* 0.250%, 09/15/25	19,690,125

2,500,000	OPKO Health, Inc. 4.500%, 02/15/25	3,053,600

8,633,000	Pacira BioSciences, Inc.^ 0.750%, 08/01/25	9,499,581

4,000,000	Revance Therapeutics, Inc. 1.750%, 02/15/27	4,678,880

20,000,000	Sarepta Therapeutics, Inc.~ 1.500%, 11/15/24	24,535,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

12,500,000	SmileDirectClub, Inc.* 0.000%, 02/01/26	$9,706,500

10,000,000	Supernus Pharmaceuticals, Inc. 0.625%, 04/01/23	9,831,900

5,000,000	Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	4,808,950

7,400,000	Tilray, Inc. 5.000%, 10/01/23	7,288,926

5,000,000	Travere Therapeutics, Inc. 2.500%, 09/15/25	4,258,650

2,000,000	Vocera Communications, Inc.* 0.500%, 09/15/26	1,954,700

		483,449,415

	Industrials (1.1%)

4,750,000	Aerojet Rocketdyne Holdings, Inc. 2.250%, 12/15/23	8,635,595

10,285,000	Air Canada 4.000%, 07/01/25	15,694,396

10,000,000	American Airlines Group, Inc.^ 6.500%, 07/01/25	15,313,300

11,250,000	FTI Consulting, Inc.^ 2.000%, 08/15/23	16,900,538

6,600,000	Greenbrier Companies, Inc.* 2.875%, 04/15/28	6,943,662

3,126,000	JetBlue Airways Corp.^* 0.500%, 04/01/26	3,091,770

5,000,000	John Bean Technologies Corp.* 0.250%, 05/15/26	5,391,950

15,500,000	Lyft, Inc. 1.500%, 05/15/25	24,762,335

8,467,000	Middleby Corp.* 1.000%, 09/01/25	13,244,674

30,000,000	Southwest Airlines Company~ 1.250%, 05/01/25	44,079,000

10,000,000	Spirit Airlines, Inc.^ 1.000%, 05/15/26	9,402,000

		163,459,220

	Information Technology (14.9%)

3,058,000	21Vianet Group, Inc.^* 0.000%, 02/01/26	2,475,634

7,500,000	8x8, Inc. 0.500%, 02/01/24	8,896,275

	Akamai Technologies, Inc.

43,500,000	0.375%, 09/01/27~	51,137,730

20,000,000	0.125%, 05/01/25	26,723,400

10,000,000	Altair Engineering, Inc.~ 0.250%, 06/01/24	15,690,900

	Alteryx, Inc.

10,000,000	1.000%, 08/01/26	9,268,200

10,000,000	0.500%, 08/01/24^	9,499,900

5,000,000	Avaya Holdings Corp.^ 2.250%, 06/15/23	5,559,700

7,500,000	Benefitfocus, Inc. 1.250%, 12/15/23	7,077,975

11,398,000	Bentley Systems, Inc.* 0.125%, 01/15/26	13,155,230

20,000,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	29,070,400

	Blackline, Inc.

30,000,000	0.000%, 03/15/26*	29,322,900

24,000,000	0.125%, 08/01/24^~	39,345,840

12,500,000	Box, Inc.^* 0.000%, 01/15/26	14,390,375

PRINCIPAL AMOUNT		VALUE

3,000,000	CalAmp Corp. 2.000%, 08/01/25	$2,763,750

12,500,000	Ceridian HCM Holding, Inc.* 0.250%, 03/15/26	12,744,500

25,000,000	Cloudflare, Inc.~ 0.750%, 05/15/25	79,478,750

	Coupa Software, Inc.

32,876,000	0.125%, 06/15/25^~	49,337,013

23,000,000	0.375%, 06/15/26	24,694,410

10,000,000	Cree, Inc.^ 1.750%, 05/01/26	20,716,400

11,000,000	CSG Systems International, Inc.~ 4.250%, 03/15/36	11,348,150

10,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	11,421,300

2,500,000	Cypress Semiconductor Corp. 4.500%, 01/15/22	4,510,325

13,500,000	Datadog, Inc. 0.125%, 06/15/25	18,733,005

	Dropbox, Inc.*

27,750,000	0.000%, 03/01/28~	31,255,380

23,000,000	0.000%, 03/01/26	25,074,140

	Enphase Energy, Inc.*

11,000,000	0.000%, 03/01/28	11,156,860

10,000,000	0.000%, 03/01/26	10,081,300

9,072,000	Envestnet, Inc.* 0.750%, 08/15/25	8,985,907

8,000,000	Everbridge, Inc.* 0.000%, 03/15/26	8,365,920

50,000,000	Fastly, Inc.*~ 0.000%, 03/15/26	43,710,000

	FireEye, Inc.

12,500,000	0.875%, 06/01/24	14,144,750

5,000,000	1.625%, 06/01/35	5,003,300

5,000,000	fuboTV, Inc.* 3.250%, 02/15/26	4,600,000

5,200,000	GDS Holdings, Ltd. 2.000%, 06/01/25	6,809,400

20,000,000	Guidewire Software, Inc.^~ 1.250%, 03/15/25	23,600,200

2,500,000	i3 Verticals, LLC 1.000%, 02/15/25	2,620,300

6,500,000	II-VI, Inc. 0.250%, 09/01/22	9,980,620

15,000,000	Infinera Corp.~ 2.125%, 09/01/24	18,094,800

13,000,000	Insight Enterprises, Inc. 0.750%, 02/15/25	19,945,510

15,000,000	Itron, Inc.* 0.000%, 03/15/26	15,367,650

6,000,000	Lenovo Group, Ltd. 3.375%, 01/24/24	7,623,000

	LivePerson, Inc.

15,000,000	0.000%, 12/15/26*	16,240,800

7,500,000	0.750%, 03/01/24	13,186,650

	Lumentum Holdings, Inc.

28,000,000	0.500%, 12/15/26^~	30,797,480

10,000,000	0.250%, 03/15/24	14,857,700

15,000,000	Medallia, Inc.* 0.125%, 09/15/25	16,093,950

	MicroStrategy, Inc.*

29,523,000	0.000%, 02/15/27	21,881,857

9,601,000	0.750%, 12/15/25^	16,417,998

35,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	64,147,435

15,000,000	New Relic, Inc.~ 0.500%, 05/01/23	15,006,600

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

20,000,000		Nice Systems, Inc.~ 1.250%, 01/15/24	$66,761,400

10,000,000		Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	14,126,900

		Nuance Communications, Inc.

6,831,000		1.500%, 11/01/35	18,154,680

4,000,000		1.250%, 04/01/25	11,221,360

10,000,000		Nutanix, Inc.^~ 0.000%, 01/15/23	10,465,300

		Okta, Inc.~

43,500,000		0.375%, 06/15/26	54,872,640

37,500,000		0.125%, 09/01/25^	54,722,250

20,000,000		ON Semiconductor Corp.^* 0.000%, 05/01/27	21,284,000

10,000,000		OSI Systems, Inc.~ 1.250%, 09/01/22	10,560,100

		Palo Alto Networks, Inc.~

42,925,000		0.750%, 07/01/23	66,328,568

40,000,000		0.375%, 06/01/25	57,388,400

4,500,000		PAR Technology Corp. 2.875%, 04/15/26	7,430,850

32,500,000		Pegasystems, Inc.~ 0.750%, 03/01/25	36,889,450

10,000,000		Progress Software Corp.* 1.000%, 04/15/26	10,054,400

17,000,000		Proofpoint, Inc.^ 0.250%, 08/15/24	21,429,690

		PROS Holdings, Inc.

5,000,000		1.000%, 05/15/24	5,085,800

2,000,000		2.250%, 09/15/27*	2,521,260

		Q2 Holdings, Inc.

20,000,000		0.125%, 11/15/25*	19,994,200

5,625,000		0.750%, 06/01/26^	7,405,819

12,500,000		Rapid7, Inc.* 0.250%, 03/15/27	15,621,625

7,500,000		Repay Holdings Corp.* 0.000%, 02/01/26	7,471,050

24,500,000		RingCentral, Inc.* 0.000%, 03/15/26	24,156,020

17,500,000		Sailpoint Technologies Holdings, Inc.~ 0.125%, 09/15/24	32,167,100

		Shift4 Payments, Inc.*

17,500,000		0.500%, 08/01/27	18,190,550

15,000,000		0.000%, 12/15/25	19,516,650

10,426,000		Shopify, Inc.^ 0.125%, 11/01/25	13,747,411

12,926,000		Silicon Laboratories, Inc. 0.625%, 06/15/25	17,555,318

5,000,000		SMART Global Holdings, Inc. 2.250%, 02/15/26	6,842,950

		Splunk, Inc.~

35,000,000		0.500%, 09/15/23	40,427,100

32,500,000		1.125%, 09/15/25	39,314,275

		Square, Inc.

35,000,000		0.500%, 05/15/23~	111,103,300

20,000,000		0.125%, 03/01/25^~	42,153,600

10,000,000		0.000%, 05/01/26^*	11,377,000

7,500,000	EUR	Talend, SA 1.750%, 09/01/24	10,976,959

15,000,000		Teradyne, Inc.~ 1.250%, 12/15/23	60,270,450

22,000,000		Tyler Technologies, Inc.* 0.250%, 03/15/26	25,164,480

10,000,000		Verint Systems, Inc.* 0.250%, 04/15/26	9,648,500

PRINCIPAL AMOUNT			VALUE

12,500,000		Viavi Solutions, Inc.^~ 1.000%, 03/01/24	$16,934,250

10,000,000		Vishay Intertechnology, Inc. 2.250%, 06/15/25	10,513,800

10,000,000		Weibo Corp. 1.250%, 11/15/22	9,583,200

4,217,000		Wix.com, Ltd. 0.000%, 07/01/23	8,893,105

40,000,000		Workday, Inc.~ 0.250%, 10/01/22	64,762,000

17,500,000		Workiva, Inc.^ 1.125%, 08/15/26	30,583,350

		Zendesk, Inc.~

26,000,000		0.625%, 06/15/25	35,436,180

10,000,000		0.250%, 03/15/23	20,804,800

17,500,000		Zscaler, Inc. 0.125%, 07/01/25	29,240,750

			2,201,564,409

		Materials (0.4%)

10,000,000		Allegheny Technologies, Inc. 3.500%, 06/15/25	15,460,000

20,000,000	CHF	Sika, AG 0.150%, 06/05/25	37,305,073

5,000,000	EUR	Symrise, AG 0.238%, 06/20/24	7,997,990

			60,763,063

		Real Estate (0.6%)

17,700,000		IH Merger Sub, LLC~ 3.500%, 01/15/22	31,665,477

10,500,000	EUR	IMMOFINANZ, AG 1.500%, 01/24/24	13,444,596

7,500,000		iStar, Inc. 3.125%, 09/15/22	13,135,800

		Redfin Corp.*

15,000,000		0.500%, 04/01/27	14,444,850

15,000,000		0.000%, 10/15/25^	16,267,050

			88,957,773

		Utilities (0.2%)

12,500,000		NextEra Energy Partners, LP^* 0.000%, 06/15/24	12,570,250

10,000,000		Sunnova Energy International, Inc.* 0.250%, 12/01/26	12,713,100

			25,283,350

		TOTAL CONVERTIBLE BONDS (Cost $4,292,665,142)	5,515,727,491

CORPORATE BOND (0.0%)

		Communication Services (0.0%)

3,000,000		Sirius XM Radio, Inc.* 3.875%, 08/01/22 (Cost $2,890,412)	3,000,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.0%)

	Communication Services (0.2%)

21,292	2020 Cash Mandatory Exchangeable Trust*~ 5.250%, 06/01/23	$26,941,407

	Consumer Discretionary (0.1%)

116,491	Aptiv, PLC^ 5.500%, 06/15/23	21,872,350

	Consumer Staples (0.1%)

100,000	Energizer Holdings, Inc. 7.500%, 01/15/22	9,062,000

	Financials (0.2%)

15,000	2020 Mandatory Exchangeable Trust*~ 6.500%, 05/16/23	28,330,050

	Health Care (0.5%)

590,000	Avantor, Inc.~ 6.250%, 05/15/22	68,233,500

3,500	Danaher Corp. 4.750%, 04/15/22	6,974,625

		75,208,125

	Industrials (0.5%)

178,572	Clarivate, PLC 5.250%, 06/01/24	16,232,195

230,000	Colfax Corp.~ 5.750%, 01/15/22	42,637,400

104,200	Stanley Black & Decker, Inc.^~ 5.250%, 11/15/22	12,295,600

		71,165,195

	Information Technology (0.1%)

50,000	II-VI, Inc.

	6.000%, 07/01/23	14,591,000

	Materials (0.1%)

242,647	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	12,360,438

	Utilities (1.2%)

	American Electric Power Company, Inc.

400,000	6.125%, 08/15/23~	21,228,000

99,780	6.125%, 03/15/22	5,015,940

400,000	CenterPoint Energy, Inc.^~ 7.000%, 09/01/21	18,836,000

300,000	DTE Energy Company 6.250%, 11/01/22	15,390,000

308,881	Essential Utilities, Inc.~ 6.000%, 04/30/22	18,733,633

	NextEra Energy, Inc.^

650,000	4.872%, 09/01/22~	38,200,500

300,000	6.219%, 09/01/23	15,567,000

205,000	5.279%, 03/01/23	10,524,700

150,000	PG&E Corp. 5.500%, 08/16/23	13,563,000

NUMBER OF SHARES		VALUE

400,000	Southern Company^~ 6.750%, 08/01/22	$20,740,000

		177,798,773

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $347,373,149)	437,329,338

COMMON STOCKS (51.3%)

	Communication Services (5.4%)

129,762	Activision Blizzard, Inc.	10,850,698

49,404	Alphabet, Inc. - Class A~#	133,120,560

57,182	Alphabet, Inc. - Class C~#	154,644,145

1,393,569	AT&T, Inc.~	39,089,611

37,341	Charter Communications, Inc.^#	27,783,571

921,193	Comcast Corp. - Class A~	54,193,784

554,815	Facebook, Inc. - Class A~#	197,680,585

159,194	Fox Corp. - Class A	5,676,858

94,569	Netflix, Inc.#	48,946,077

152,219	Twitter, Inc.#	10,617,275

819,785	Verizon Communications, Inc.~	45,727,607

372,030	Walt Disney Company~#	65,484,721

		793,815,492

	Consumer Discretionary (5.2%)

81,588	Amazon.com, Inc.~#	271,491,413

128,842	Aptiv, PLC#	21,497,288

7,378	Booking Holdings, Inc.~#	16,071,202

7,921	Chipotle Mexican Grill, Inc. - Class A#	14,760,308

56,277	Darden Restaurants, Inc.~	8,209,689

48,815	Dollar General Corp.~	11,356,322

170,964	DR Horton, Inc.~	16,315,095

196,803	eBay, Inc.	13,423,933

52,555	Expedia Group, Inc.#	8,454,523

564,849	Ford Motor Company~#	7,879,644

203,605	General Motors Company#	11,572,908

227,376	Home Depot, Inc.~	74,622,529

115,439	Leggett & Platt, Inc.	5,544,535

193,477	Lowe’s Companies, Inc.~	37,281,083

168,548	McDonald’s Corp.	40,908,285

186,736	MGM Resorts International	7,008,202

46,618	Mohawk Industries, Inc.~#	9,085,848

254,447	NIKE, Inc. - Class B~	42,622,417

23,141	O’Reilly Automotive, Inc.#	13,973,461

46,513	PVH Corp.~#	4,866,190

97,179	Ross Stores, Inc.~	11,922,892

121,238	Royal Caribbean Cruises, Ltd.^#	9,319,565

236,017	Starbucks Corp.~	28,659,544

145,966	Target Corp.~	38,104,424

10,073	Tesla, Inc.#	6,922,166

303,775	TJX Companies, Inc.~	20,902,758

17,803	Ulta Beauty, Inc.#	5,978,247

102,532	VF Corp.	8,223,066

41,131	Wynn Resorts, Ltd.#	4,044,411

		771,021,948

	Consumer Staples (2.8%)

395,620	Altria Group, Inc.~	19,005,585

160,919	Archer-Daniels-Midland Company~	9,610,083

103,416	Church & Dwight Company, Inc.	8,953,757

806,148	Coca-Cola Company	45,974,620

159,454	Colgate-Palmolive Company~	12,676,593

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

79,929	Constellation Brands, Inc. - Class A	$17,931,272

63,328	Costco Wholesale Corp.~	27,213,308

174,411	General Mills, Inc.	10,265,832

128,549	Kellogg Company~	8,144,865

95,809	Kimberly-Clark Corp.	13,003,198

221,575	Kraft Heinz Company	8,523,990

229,653	Kroger Company	9,346,877

370,044	Mondelez International, Inc. - Class A	23,408,983

99,555	Monster Beverage Corp.#	9,390,028

267,058	PepsiCo, Inc.~	41,914,753

212,331	Philip Morris International, Inc.~	21,252,210

395,097	Procter & Gamble Company	56,194,646

172,541	Sysco Corp.	12,802,542

161,796	Walgreens Boots Alliance, Inc.	7,628,681

351,099	Walmart, Inc.~	50,049,163

		413,290,986

	Energy (1.3%)

5,867	Chesapeake Energy Corp.^	317,111

435,577	Chevron Corp.~	44,346,094

263,460	ConocoPhillips~	14,769,568

78,853	EOG Resources, Inc.~	5,745,230

483,812	Exxon Mobil Corp.~	27,853,057

184,233	Hess Corp.	14,082,770

545,734	Kinder Morgan, Inc.	9,484,857

408,568	Marathon Petroleum Corp.	22,561,125

169,378	Occidental Petroleum Corp.	4,420,766

109,397	ONEOK, Inc.	5,685,362

76,783	Phillips 66~	5,638,176

98,401	Pioneer Natural Resources Company	14,304,553

243,414	Schlumberger, NV	7,017,626

74,285	Valero Energy Corp.~	4,974,866

275,358	Williams Companies, Inc.	6,897,718

		188,098,879

	Financials (5.4%)

135,644	Aflac, Inc.~	7,460,420

105,826	Allstate Corp.~	13,762,671

122,286	American Express Company~	20,853,432

386,939	American International Group, Inc.~	18,321,562

53,024	Ameriprise Financial, Inc.	13,656,861

94,600	Arthur J Gallagher & Company	13,178,726

79,535	Assurant, Inc.	12,551,418

66,000	Athene Holding, Ltd.#	4,264,920

200,000	B Riley Principal 250 Merger Corp.#	1,992,000

2,150,607	Bank of America Corp.~	82,497,285

197,484	Bank of New York Mellon Corp.	10,136,854

349,759	Berkshire Hathaway Inc- Class B~#	97,334,432

20,489	BlackRock, Inc.~	17,767,446

228,679	Capital One Financial Corp.~	36,977,394

136,102	Cboe Global Markets, Inc.	16,124,004

149,532	Charles Schwab Corp.~	10,160,699

88,325	Chubb, Ltd.~	14,903,961

406,820	Citigroup, Inc.~	27,509,168

42,615	CME Group, Inc.	9,039,920

74,676	Discover Financial Services	9,283,720

86,187	First Republic Bank/CA	16,808,189

114,870	Goldman Sachs Group, Inc.~	43,062,466

702,724	JPMorgan Chase & Company~	106,659,449

52,711	M&T Bank Corp.	7,055,367

NUMBER OF SHARES		VALUE

146,236	Marsh & McLennan Companies, Inc.	$21,528,864

159,332	MetLife, Inc.~	9,193,456

383,777	Morgan Stanley~	36,834,917

84,428	Northern Trust Corp.	9,527,700

63,451	Prudential Financial, Inc.~	6,362,866

55,077	S&P Global, Inc.	23,612,611

79,739	State Street Corp.~	6,948,456

70,724	Travelers Companies, Inc.~	10,532,218

142,512	Truist Financial Corp.	7,756,928

161,255	US Bancorp	8,956,103

702,136	Wells Fargo & Company~	32,256,128

254,498	Zions Bancorp NA	13,272,071

		798,144,682

	Health Care (6.5%)

274,383	Abbott Laboratories~	33,194,855

344,187	AbbVie, Inc.~	40,028,948

232,830	Agilent Technologies, Inc.	35,676,541

19,007	Align Technology, Inc.#	13,225,071

77,154	Amgen, Inc.~	18,635,777

270,691	AstraZeneca, PLC	15,494,339

248,547	Baxter International, Inc.	19,225,111

65,945	Becton Dickinson and Company	16,865,434

39,457	Biogen, Inc.~#	12,891,786

618,390	Boston Scientific Corp.#	28,198,584

504,956	Bristol-Myers Squibb Company~	34,271,364

124,934	Centene Corp.#	8,571,722

369,000	Change Healthcare, Inc.#	8,010,990

53,166	Cigna Corp.	12,201,065

234,851	CVS Health Corp.~	19,342,328

100,976	Danaher Corp.	30,039,350

118,156	Edwards Lifesciences Corp.~#	13,265,374

185,399	Eli Lilly & Company	45,144,657

249,447	Gilead Sciences, Inc.	17,034,736

53,722	HCA Healthcare, Inc.	13,333,800

49,893	Humana, Inc.	21,247,433

29,626	Illumina, Inc.#	14,687,090

29,942	Intuitive Surgical, Inc.#	29,686,295

504,962	Johnson & Johnson~	86,954,456

68,209	Laboratory Corp. of America Holdings~#	20,200,095

49,534	McKesson Corp.	10,096,515

304,515	Medtronic, PLC	39,985,865

506,730	Merck & Company, Inc.	38,952,335

50,673	Organon & Company#	1,470,024

1,099,189	Pfizer, Inc.~	47,056,281

197,062	PPD, Inc.#	9,088,499

64,473	Quest Diagnostics, Inc.~	9,142,271

13,096	Regeneron Pharmaceuticals, Inc.~#	7,525,093

46,712	Stryker Corp.~	12,656,149

59,370	Thermo Fisher Scientific, Inc.~	32,060,394

225,774	UnitedHealth Group, Inc.~	93,068,558

101,000	Vertex Pharmaceuticals, Inc.#	20,359,580

50,507	Zimmer Biomet Holdings, Inc.	8,253,854

65,122	Zoetis, Inc.	13,200,229

		950,342,848

	Industrials (4.0%)

106,457	3M Company	21,072,099

55,809	Allegion plc	7,623,509

103,145	Boeing Company~#	23,360,280

228,452	Carrier Global Corp.	12,621,973

162,669	Caterpillar, Inc.~	33,631,816

802,584	CSX Corp.~	25,939,515

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

55,143	Deere & Company	$19,939,157

241,860	Delta Air Lines, Inc.~#	9,650,214

81,197	Eaton Corp., PLC	12,833,186

215,211	Emerson Electric Company~	21,712,638

40,687	FedEx Corp.	11,390,326

117,299	Fortune Brands Home & Security, Inc.	11,433,133

47,300	General Dynamics Corp.	9,272,219

1,634,544	General Electric Company	21,167,345

168,291	Honeywell International, Inc.	39,344,753

56,000	IHS Markit, Ltd.	6,543,040

67,481	Illinois Tool Works, Inc.~	15,295,918

185,284	Johnson Controls International plc	13,232,983

46,051	Kansas City Southern	12,332,458

62,769	L3Harris Technologies, Inc.	14,232,243

38,671	Lockheed Martin Corp.	14,372,851

159,368	Masco Corp.	9,515,863

42,452	Norfolk Southern Corp.	10,945,399

71,786	Northrop Grumman Corp.	26,059,754

71,219	Otis Worldwide Corp.	6,377,661

112,050	PACCAR, Inc.	9,299,029

132,398	Pentair, PLC	9,753,761

257,024	Raytheon Technologies Corp.~	22,348,237

178,731	Southwest Airlines Company~#	9,029,490

82,786	Spirit Airlines, Inc.#	2,233,566

78,523	Stanley Black & Decker, Inc.	15,472,957

9,515	Teledyne Technologies, Inc.#	4,308,107

202,548	Union Pacific Corp.~	44,309,400

128,469	United Parcel Service Inc- Class B	24,583,828

62,824	Verisk Analytics, Inc.	11,932,791

120,034	Waste Management, Inc.	17,796,241

88,383	Xylem Inc/NY	11,123,000

		592,090,740

	Information Technology (13.5%)

114,278	Accenture, PLC - Class A~	36,303,835

91,922	Adobe, Inc.#	57,141,473

280,860	Advanced Micro Devices, Inc.#	29,824,523

163,615	Amphenol Corp- Class A~	11,860,451

2,933,227	Apple, Inc.~	427,840,490

459,130	Applied Materials, Inc.~	64,246,061

53,923	Autodesk, Inc.#	17,316,293

106,424	Automatic Data Processing, Inc.	22,309,663

84,367	Broadcom, Inc.	40,951,742

1,051,394	Cisco Systems, Inc.~	58,215,686

69,805	Citrix Systems, Inc.	7,032,854

200,000	Cloudera, Inc.#	3,174,000

138,395	Cognizant Technology Solutions Corp. - Class A~	10,176,184

130,000	DouYu International Holdings, Ltd.#	523,900

74,251	Fidelity National Information Services, Inc.	11,067,112

125,722	Fiserv, Inc.#	14,471,859

10,520	Five9, Inc.#	2,117,571

46,736	Gartner, Inc.#	12,372,421

71,260	Global Payments, Inc.	13,782,397

269,320	HP, Inc.	7,775,268

775,303	Intel Corp.~	41,649,277

127,933	International Business Machines Corp.	18,033,436

53,584	Intuit, Inc.	28,397,913

47,505	Jack Henry & Associates, Inc.	8,270,145

20,234	Lam Research Corp.	12,897,354

172,695	Mastercard, Inc. - Class A	66,649,908

90,000	Maxim Integrated Products, Inc.	8,991,900

NUMBER OF SHARES		VALUE

350,835	Micron Technology, Inc.~#	$27,217,779

1,468,218	Microsoft Corp.~	418,309,990

76,837	NetApp, Inc.	6,115,457

558,328	NVIDIA Corp.	108,868,377

366,338	Oracle Corp.	31,922,693

99,884	Paychex, Inc.	11,368,797

39,860	Paycom Software, Inc.#	15,944,000

200,014	PayPal Holdings, Inc.#	55,109,857

17,500	Proofpoint, Inc.#	3,056,550

230,397	QUALCOMM, Inc.	34,513,471

211,489	salesforce.com, Inc.#	51,165,621

33,789	ServiceNow, Inc.#	19,864,215

69,354	TE Connectivity, Ltd.	10,227,634

124,629	Texas Instruments, Inc.~	23,756,780

386,304	Visa, Inc. - Class A^~	95,181,443

69,990	Western Digital Corp.#	4,544,451

320,957	Western Union Company	7,449,412

231,752	Xilinx, Inc.	34,725,720

		1,992,735,963

	Materials (1.2%)

63,455	Air Products and Chemicals, Inc.~	18,467,309

51,735	Avery Dennison Corp.	10,899,530

143,545	Ball Corp.	11,609,920

180,335	Corteva, Inc.	7,714,731

180,334	Dow, Inc.	11,209,561

162,390	DuPont de Nemours, Inc.	12,187,370

65,000	Forterra, Inc.#	1,533,350

494,146	Freeport-McMoRan, Inc.	18,826,963

12,882	International Flavors & Fragrances, Inc.	1,940,544

138,624	Linde, PLC	42,611,631

161,927	Newmont Corp.	10,172,254

77,917	PPG Industries, Inc.	12,740,988

46,673	Sherwin-Williams Company	13,583,243

		173,497,394

	Real Estate (1.2%)

53,807	Alexandria Real Estate Equities, Inc.	10,833,501

74,243	American Tower Corp.~	20,995,920

49,500	AvalonBay Communities, Inc.~	11,277,585

68,590	Crown Castle International Corp.	13,244,043

58,729	Digital Realty Trust, Inc.	9,053,663

14,222	Equinix, Inc.	11,667,871

47,788	Federal Realty Investment Trust	5,616,524

64,145	Mid-America Apartment Communities, Inc.	12,386,399

100,814	Prologis, Inc.~	12,908,225

35,324	Public Storage~	11,038,044

122,462	Realty Income Corp.	8,607,854

99,885	Regency Centers Corp.	6,533,478

81,023	Simon Property Group, Inc.	10,251,030

155,397	UDR, Inc.	8,545,281

125,676	Welltower, Inc.	10,916,217

240,027	Weyerhaeuser Company	8,096,111

		171,971,746

	Special Purpose Acquisition Companies (3.6%)#

65,000	ABG Acquisition Corp. I	631,150

500,000	Accelerate Acquisition Corp.	5,015,000

600,000	Acropolis Infrastructure Acquisition Corp.	6,002,460

50,000	Advanced Merger Partners, Inc.	496,000

750,000	AF Acquisition Corp.	7,436,250

500,000	African Gold Acquisition Corp.	5,047,500

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

550,000	Agile Growth Corp.	$5,480,750

250,000	Alkuri Global Acquisition Corp.	2,557,500

10,000	Alpha Capital Acquisition Company	99,700

1,225,000	Alpha Partners Technology Merger Corp.	12,164,250

1,000,000	AltC Acquisition Corp- Class A	9,850,000

10,000	Altimar Acquisition Corp. III	100,700

500,000	Angel Pond Holdings Corp.	4,955,000

300,000	Anzu Special Acquisition Corp. I	2,985,000

10,000	Apollo Strategic Growth Capital II	99,350

25,100	Arctos NorthStar Acquisition Corp.	250,071

100,000	Ares Acquisition Corp.	1,005,000

125,000	Aries I Acquisition Corp.	1,275,000

100,000	Arrowroot Acquisition Corp.	1,003,000

600,000	Artisan Acquisition Corp.	6,003,000

511,397	Astrea Acquisition Corp.	5,106,299

400,000	Athena Technology Acquisition Corp.	4,128,000

240,000	Atlantic Coastal Acquisition Corp.	2,385,600

25,000	Atlas Crest Investment Corp. II	250,000

300,000	Austerlitz Acquisition Corp. II	3,000,000

600,000	Belong Acquisition Corp.	5,934,000

119,900	Big Sky Growth Partners, Inc.	1,195,403

500,000	Bilander Acquisition Corp.	4,960,000

463,200	Black Spade Acquisition Company	4,632,000

100,000	BlueRiver Acquisition Corp.	995,000

30,000	Broadscale Acquisition Corp.	300,000

500,000	Build Acquisition Corp.	5,015,000

500,000	BYTE Acquisition Corp.	4,995,000

100,000	CA Healthcare Acquisition Corp.	1,027,000

210,000	Cartesian Growth Corp.	2,095,800

300,000	Catalyst Partners Acquisition Corp.	3,018,000

75,000	Catcha Investment Corp.	746,250

50,000	CC Neuberger Principal Holdings III	499,500

100,000	Centricus Acquisition Corp.	1,025,000

25,000	CF Acquisition Corp. V	253,750

50,000	CF Acquisition Corp. VIII	503,500

200,000	Clarim Acquisition Corp.	1,984,000

10,000	Climate Real Impact Solutions II Acquisition Corp.	99,700

20,000	Colicity, Inc.	199,400

500,000	Coliseum Acquisition Corp.	4,930,000

500,000	Colombier Acquisition Corp.	4,960,000

150,000	Compute Health Acquisition Corp.	1,498,500

20,000	Constellation Acquisition Corp. I	201,000

250,000	Corazon Capital V838 Monoceros Corp.	2,507,500

125,000	Corner Growth Acquisition Corp. 2	1,245,625

500,000	Corsair Partnering Corp.	5,000,000

50,000	COVA Acquisition Corp.	501,500

400,000	Crown PropTech Acquisitions	3,968,000

200,000	D & Z Media Acquisition Corp.	1,993,000

100,000	Decarbonization Plus Acquisition Corp. II	986,000

175,000	DHB Capital Corp.	1,733,375

500,000	DHC Acquisition Corp.	5,030,000

100,000	DiamondHead Holdings Corp.	995,000

625,000	Digital Transformation Opportunities Corp.	6,221,875

500,000	Disruptive Acquisition Corp. I	4,982,500

40,306	dMY Technology Group, Inc. IV	407,091

20,000	ECP Environmental Growth Opportunities Corp.	201,400

100,000	Edify Acquisition Corp.	1,004,000

NUMBER OF SHARES			VALUE

325,000		EJF Acquisition Corp.	$3,228,875

250,000		Elliott Opportunity II Corp.	2,505,000

26,400		Empowerment & Inclusion Capital I Corp.	265,320

300,700		EQ Health Acquisition Corp.	3,028,049

140,000	EUR	ESG Core Investments, BV	1,589,020

400,000		ESM Acquisition Corp.	4,000,000

100,000		European Biotech Acquisition Corp.	1,000,000

40,000		FAST Acquisition Corp. II	400,400

206,711		Fifth Wall Acquisition Corp. III	2,050,573

40,000		Figure Acquisition Corp. I	402,000

15,000		FinServ Acquisition Corp. II	150,000

50,000		FinTech Acquisition Corp. VI	502,500

75,000		Fintech Evolution Acquisition Group	745,500

50,000		First Reserve Sustainable Growth Corp.	500,000

400,000		Flame Acquisition Corp.	4,080,000

20,000		Forest Road Acquisition Corp. II	199,000

100,000		Fortistar Sustainable Solutions Corp.	1,017,000

200,000		Fortress Value Acquisition Corp. IV	2,000,000

500,000		Forum Merger IV Corp.	4,975,000

170,000		Freedom Acquisition I Corp.	1,691,500

100,000		Frontier Acquisition Corp.	998,000

800,000		Frontier Investment Corp.	7,952,000

10,000		FS Development Corp. II	98,900

10,000		FTAC Athena Acquisition Corp.	102,000

500,000		FTAC Hera Acquisition Corp.	5,000,000

425,000		Fusion Acquisition Corp. II	4,237,250

25,000		G Squared Ascend I, Inc.	250,000

700,000		G&P Acquisition Corp.	7,038,500

200,000		Galata Acquisition Corp.	1,988,000

443,787		GigInternational1, Inc.	4,566,568

250,000		Glenfarne Merger Corp.	2,490,000

380,000		Golden Arrow Merger Corp.	3,777,200

40,000		Gores Holdings VII, Inc.	401,200

20,000		Gores Holdings VIII, Inc.	200,000

40,000		Gores Technology Partners II, Inc.	398,400

20,000		Gores Technology Partners, Inc.	199,700

100,000		Group Nine Acquisition Corp.	1,001,000

401,201		Growth Capital Acquisition Corp.	4,028,058

533,506		GX Acquisition Corp. II	5,313,720

150,000		Hamilton Lane Alliance Holdings I, Inc.	1,498,500

18,326		Haymaker Acquisition Corp. III	182,710

5,000		HealthCor Catalio Acquisition Corp.	49,450

35,000		Hudson Executive Investment Corp. II	350,350

150,000		Hudson Executive Investment Corp. III	1,485,000

250,000		Ibere Pharmaceuticals	2,502,500

100,000		Independence Holdings Corp.	1,002,000

20,000		ION Acquisition Corp. 2, Ltd.	200,600

99,503		Isos Acquisition Corp.	1,016,921

441,806		ITHAX Acquisition Corp.	4,409,224

220,000		Itiquira Acquisition Corp.	2,200,000

50,000		Jack Creek Investment Corp.	501,500

400,000		Jatt Acquisition Corp.	3,988,000

100,000		Jaws Hurricane Acquisition Corp.	1,000,000

100,000		Jaws Juggernaut Acquisition Corp.	999,000

175,000		Jaws Mustang Acquisition Corp.	1,755,250

100,000		JOFF Fintech Acquisition Corp.	997,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

50,120	Kernel Group Holdings, Inc.	$508,217

250,000	Kernel Group Holdings, Inc. - Class A	2,432,500

20,000	Khosla Ventures Acquisition Company	197,400

500,000	Kismet Acquisition Three Corp.	4,970,000

500,000	Kismet Acquisition Two Corp.	4,980,000

150,000	KKR Acquisition Holdings I Corp.	1,500,000

100,000	L Catterton Asia Acquisition Corp.	1,001,500

500,000	Landcadia Holdings IV, Inc.	4,987,500

5,000	LDH Growth Corp. I	49,750

150,000	Levere Holdings Corp.	1,511,250

20,000	Liberty Media Acquisition Corp.	209,800

100,000	Live Oak Mobility Acquisition Corp.	999,500

75,000	Longview Acquisition Corp. II	756,750

150,000	M3-Brigade Acquisition II Corp.	1,508,250

680,000	Macondray Capital Acquisition Corp. I	6,759,200

500,000	Magnum Opus Acquisition, Ltd.	5,020,000

250,000	Maquia Capital Acquisition Corp.	2,526,250

400,000	Mason Industrial Technology, Inc.	3,992,000

500,000	Mercury Ecommerce Acquisition Corp.	4,970,000

500,000	Metals Acquisition Corp.	4,920,000

225,000	Mission Advancement Corp.	2,229,750

100,000	Monument Circle Acquisition Corp.	1,012,000

50,000	Music Acquisition Corp.	501,500

5,000	New Vista Acquisition Corp.	50,050

232,319	NextGen Acquisition Corp. II	2,362,684

18,129	Northern Genesis Acquisition Corp. III	183,284

20,000	Northern Star Investment Corp. III	200,000

20,000	Northern Star Investment Corp. IV	198,200

100,000	OceanTech Acquisitions I Corp.	1,029,000

100,000	One Equity Partners Open Water I Corp.	998,000

300,000	Orion Acquisition Corp.	3,045,000

375,000	Orion Biotech Opportunities Corp.	3,735,000

750,000	Osiris Acquisition Corp.	7,500,000

302,300	Oyster Enterprises Acquisition Corp.	3,035,092

500,000	Peridot Acquisition Corp. II	4,990,000

710,000	Pine Technology Acquisition Corp.	7,057,400

15,000	Pivotal Investment Corp. III	148,650

100,000	Plum Acquisition Corp. I	992,500

380,000	Portage Fintech Acquisition Corp.	3,788,600

92,081	Post Holdings Partnering Corp.	938,646

70,000	Primavera Capital Acquisition Corp.	714,000

250,000	Priveterra Acquisition Corp.	2,487,500

250,000	Property Solutions Acquisition Corp. II	2,490,000

500,000	PWP Forward Acquisition Corp. I	5,000,000

100,000	Quantum FinTech Acquisition Corp.	1,009,000

10,000	Queen’s Gambit Growth Capital	102,100

250,000	Reinvent Technology Partners	2,495,000

40,000	Reinvent Technology Partners Y	403,200

10,000	Revolution Healthcare Acquisition Corp.	100,000

65,000	Rice Acquisition Corp. II	662,383

200,000	RMG Acquisition Corp. III	2,000,000

211,044	Rosecliff Acquisition Corp. I	2,099,888

400,000	Ross Acquisition Corp. II	3,996,000

450,000	RXR Acquisition Corp.	4,477,500

NUMBER OF SHARES		VALUE

75,000	Sandbridge X2 Corp.	$751,125

100,000	Science Strategic Acquisition Corp. Alpha	999,000

100,000	ScION Tech Growth II	1,000,000

600,000	Shelter Acquisition Corp. I	5,970,000

208,021	Silver Spike Acquisition Corp. II	2,080,210

300,000	SilverBox Engaged Merger Corp. I	2,976,000

50,000	Simon Property Group Acquisition Holdings, Inc.	507,500

500,000	Skydeck Acquisition Corp.	4,980,000

30,000	Slam Corp.	302,400

200,000	Soaring Eagle Acquisition Corp- Class A	1,974,000

300,000	Social Capital Suvretta Holdings Corp. I	2,955,000

300,000	Social Capital Suvretta Holdings Corp. II	2,958,000

300,000	Social Capital Suvretta Holdings Corp. III	2,949,000

300,000	Social Capital Suvretta Holdings Corp. IV	2,949,000

10,000	Social Leverage Acquisition Corp. I	99,600

400,000	Software Acquisition Group, Inc. III	4,008,000

100,000	Spartan Acquisition Corp. III	1,020,000

500,000	StoneBridge Acquisition Corp.	4,980,000

500,000	Stratim Cloud Acquisition Corp.	4,960,000

300,000	Summit Healthcare Acquisition Corp.	3,006,000

70,000	Supernova Partners Acquisition Company II, Ltd.	699,650

100,000	Supernova Partners Acquisition Company III, Ltd.	998,000

25,000	Sustainable Development Acquisition I Corp.	253,000

5,000	SVF Investment Corp. 2	48,900

5,000	SVF Investment Corp. 3	49,000

250,000	Tailwind International Acquisition Corp.	2,483,750

350,000	Tailwind Two Acquisition Corp.	3,494,750

700,000	TB, SA Acquisition Corp.	6,947,500

200,000	TCW Special Purpose Acquisition Corp.	1,990,000

500,000	Tech and Energy Transition Corp.	4,990,000

100,000	Thunder Bridge Capital Partners III, Inc.	997,000

500,000	Thunder Bridge Capital Partners IV, Inc.	4,960,000

20,000	Tishman Speyer Innovation Corp. II	201,200

500,000	TLG Acquisition One Corp.	4,970,000

500,000	TortoiseEcofin Acquisition Corp. III	4,960,000

25,000	Tribe Capital Growth Corp. I	249,750

500,000	Tuatara Capital Acquisition Corp.	5,030,000

537,329	Twelve Seas Investment Company II	5,362,543

250,000	Twin Ridge Capital Acquisition Corp.	2,488,750

100,000	TZP Strategies Acquisition Corp.	999,000

20,000	USHG Acquisition Corp.	200,200

50,000	Valor Latitude Acquisition Corp.	498,250

200,000	Vector Acquisition Corp. II	1,946,000

210,000	Velocity Acquisition Corp.	2,123,100

100,000	Virgin Group Acquisition Corp. II	999,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

100,000		VPC Impact Acquisition Holdings II	$1,007,000

200,000		VPC Impact Acquisition Holdings III, Inc.	2,050,000

100,000		Waldencast Acquisition Corp.	1,024,000

5,000		Warburg Pincus Capital Corp. I-A	50,000

20,000		Warburg Pincus Capital Corp. I-B	200,200

370,548		Warrior Technologies Acquisition Company	3,738,829

800,000		Xpac Acquisition Corp.	7,840,000

100,000		Z-Work Acquisition Corp.	990,000

100,000		Zimmer Energy Transition Acquisition Corp.	1,009,000

			536,784,488

		Utilities (1.2%)

384,014		AES Corp.~	9,101,132

150,172		American Electric Power Company, Inc.~	13,233,157

139,427		CMS Energy Corp.~	8,615,194

116,738		Consolidated Edison, Inc.	8,611,762

137,985		Dominion Energy, Inc.~	10,330,937

190,677		Duke Energy Corp.~	20,042,059

91,650		Edison International	4,994,925

85,362		Entergy Corp.	8,785,457

128,322		Exelon Corp.~	6,005,470

193,236		FirstEnergy Corp.~	7,404,803

315,112		NextEra Energy, Inc.	24,547,225

236,512		NiSource, Inc.	5,858,402

224,000		PNM Resources, Inc.	10,825,920

148,468		Public Service Enterprise Group, Inc.~	9,239,164

212,229		Southern Company	13,555,066

169,871		Xcel Energy, Inc.	11,593,696

			172,744,369

		TOTAL COMMON STOCKS (Cost $5,589,723,040)	7,554,539,535

EXCHANGE-TRADED FUND (2.9%)

		Other (2.9%)

986,004		SPDR S&P 500 ETF Trust^ (Cost $405,954,529)	432,372,614

INVESTMENT IN AFFILIATED FUND (1.0%)

		Other (1.0%)

14,938,002		Calamos Short-Term Bond Fund (Cost $150,000,000)	149,081,256

WARRANTS (0.0%) #

		Energy (0.0%)

11,071		Chesapeake Energy Corp.^ 02/09/26, Strike $36.18	238,691

		Special Purpose Acquisition Companies (0.0%)

5,000	EUR	ESG Core Investments, BV 12/31/27, Strike 11.50	5,783

		TOTAL WARRANTS (Cost $3,290,859)	244,474

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.3%) #

		Communication Services (0.1%)

		Cyberagent, Inc.

30	JPY

2,709,000,000		Call, 02/19/25, Strike 93.40	$1,121,561

10	JPY

903,000,000		Call, 02/17/23, Strike 95.84	312,839

70	JPY

63,210,000		Call, 02/17/23, Strike 95.44	2,169,691

50	JPY	Zenrin Company, Ltd.

4,918,480,000		Call, 03/31/23, Strike 96.21	—

			3,604,091

		Consumer Discretionary (0.0%)

		Edion Corp.

60	JPY

64,857,000,000		Call, 06/19/25, Strike 99.51	601,067

50	JPY

54,047,500,000		Call, 06/19/25, Strike 95.45	508,978

50	JPY

540,475,000		Call, 06/19/25, Strike 94.30	508,978

100	JPY	His Company, Ltd.

21,486,470,000		Call, 11/15/24, Strike 96.54	—

100	JPY	Kyoritsu Maintenance Company, Ltd.

103,697,000,000		Call, 01/29/26, Strike 94.89	821,293

		Takashimaya Company, Ltd.

100	JPY

1,006,880,000		Call, 12/06/23, Strike 97.28	172,190

50	JPY

503,440,000		Call, 12/06/23, Strike 97.18	86,095

50	JPY

503,440,000		Call, 12/06/23, Strike 97.29	86,095

			2,784,696

		Consumer Staples (0.0%)

		Ezaki Glico Company, Ltd.

100	JPY

996,830,000		Call, 01/30/24, Strike 97.57	87,469

50	JPY

498,415,000		Call, 01/30/24, Strike 96.89	49,554

50	JPY	Nippn Corp.

50,356,500,000		06/20/25, Strike 98.27	96,286

			233,309

		Health Care (0.0%)

100	JPY	Medipal Holdings Corp.

103,849,000,000		Call, 10/07/22, Strike 98.52	453,733

		Ship Healthcare Holdings, Inc.

72	JPY

82,581,120,000		Call, 12/13/23, Strike 97.95	1,055,457

50	JPY

57,348,000,000		Call, 12/13/23, Strike 97.68	732,956

25	JPY

28,674,000,000		Call, 12/13/23, Strike 98.32	373,274

100	JPY	Toho Holdings Company, Ltd.

16,686,400,000		Call, 06/23/23, Strike 98.43	42,934

			2,658,354

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

		Industrials (0.0%)
100	JPY	Ana Holdings, Inc.
47,350,000		Call, 09/19/24, Strike 96.53	$—
100		Asashi Refining US, Inc.
1,062,390,000		Call, 03/16/26, Strike $88.78	1,538,000

		Nagoya Railroad Company, Ltd.
100	JPY
103,358,000,000		Call, 12/09/22, Strike 98.92	173,441
28	JPY
28,940,240,000		Call, 12/09/22, Strike 98.77	52,956
22	JPY
22,738,760,000		Call, 12/09/22, Strike 98.94	38,157
100	JPY
1,033,580,000		Call, 12/09/22, Strike 97.53	125,847
50	JPY
516,790,000		Call, 12/09/22, Strike 98.07	56,609
160	JPY	Seino Holdings Company, Ltd.
160,232,000,000		Call, 03/31/26, Strike 97.31	335,445
54	JPY	Senko Company, Ltd.
64,507,320,000		Call, 03/28/22, Strike 98.82	974,122

			3,294,577

		Information Technology (0.0%)

		Digital Garage, Inc.
150	JPY
1,604,655,000		Call, 09/14/23, Strike 94.68	1,478,826
50	JPY
534,885,000		Call, 09/14/23, Strike 94.80	492,942

			1,971,768

		Materials (0.0%)
50	JPY	Kansai Paint Company, Ltd.
50,969,000,000		Call, 06/17/22, Strike 98.95	115,048
45	JPY	Maeda Kosen Company, Ltd.
46,732,050,000		Call, 04/18/22, Strike 97.72	41
100	JPY	Mitsubishi Chemical Holdings Corp.
8,339,560,000		Call, 03/30/22, Strike 98.83	92,953

		Teijin, Ltd.
100	JPY
100,286,000,000		Call, 12/10/21, Strike 99.19	44,665
100	JPY
100,286,000,000		Call, 12/10/21, Strike 99.18	34,149

			286,856

		Other (0.2%)
150	JPY	Lxil Corp.
151,012,500,000		Call, 03/04/22, Strike 99.52	165,444

		S&P 500 Index
4,000
1,758,104,000		Put, 08/31/21, Strike $4,000.00	5,740,000
4,000
1,758,104,000		Put, 08/31/21, Strike $3,900.00	4,080,000
2,500		S&P 500 Index
1,098,815,000		Call, 03/31/22, Strike $5,000.00	6,125,000

		S&P 500 Index
2,000
879,052,000		Put, 08/31/21, Strike $3,800.00	1,500,000
2,000
879,052,000		Put, 09/30/21, Strike $4,000.00	7,240,000
1,000
439,526,000		Put, 08/31/21, Strike $4,150.00	2,490,000

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

500
219,763,000		Put, 03/31/22, Strike $3,000.00	$1,922,500

			29,262,944

		Utilities (0.0%)

		Chugoku Electric Power Company, Inc.
100	JPY
104,321,000,000		Call, 01/25/22, Strike 98.54	24,963
100	JPY
104,321,000,000		Call, 01/25/22, Strike 98.97	24,963
50	JPY
521,605,000		Call, 01/25/22, Strike 98.22	12,482
100	JPY	Kyushu Electric Power Company, Inc.
1,052,470,000		Call, 03/31/22, Strike 98.05	39,435

			101,843

		TOTAL PURCHASED OPTIONS (Cost $69,367,669)	44,198,438

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.2%)

236,498,080		JPMorgan Prime Money Market Fund - Capital Class, 0.070%***†	236,498,080

231,514,205		State Street Navigator Securities Lending Government Money Market Portfolio†	231,514,205

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $468,012,285)	468,012,285

TOTAL INVESTMENTS (99.1%) (Cost $11,329,277,085)			14,604,505,431

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.2%)			(468,012,285)

OTHER ASSETS, LESS LIABILITIES (4.1%)			603,427,809

NET ASSETS (100.0%)			$14,739,920,955

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-27.9%) #

		Communication Services (-4.7%)

(161,200)		Bandwidth, Inc. - Class A	(20,901,192)

(484,848)		Bilibili, Inc.	(41,493,292)

(433,500)	EUR	Cellnex Telecom, SA*	(28,252,299)

(1,007,800)	JPY	CyberAgent, Inc.	(18,042,197)

(216,600)		Eventbrite, Inc. - Class A	(3,848,982)

(971,357)		iQIYI, Inc.	(10,840,344)

(154,800)		JOYY, Inc.	(8,274,060)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

(95,500)		Liberty Media Corp-Liberty Formula One	$(4,481,815)

(57,500)		Live Nation Entertainment, Inc.	(4,536,175)

(343,600)		Lyft, Inc. - Class A	(19,007,952)

(123,900)		Magnite, Inc.	(3,754,170)

(503,843)		Match Group, Inc.	(80,247,075)

(360,338)		Sea, Ltd.	(99,510,942)

(1,823,527)		Snap, Inc. - Class A	(135,706,879)

(44,700)		Spotify Technology, SA	(10,221,549)

(162,000)		T-Mobile US, Inc.	(23,331,240)

(78,092)		TechTarget, Inc.	(5,706,963)

(67,470)		TripAdvisor, Inc.	(2,560,486)

(718,300)		Twitter, Inc.	(50,101,425)

(608,900)		World Wrestling Entertainment, Inc.	(30,067,482)

(575,000)		Zillow Group, Inc. - Class C	(61,099,500)

(3,507,700)		Zynga Inc. - Class A	(35,427,770)

			(697,413,789)

		Consumer Discretionary (-6.6%)

(269,400)		2U, Inc.	(11,691,960)

(64,100)		Airbnb, Inc. - Class A	(9,231,041)

(572,500)		American Eagle Outfitters, Inc.	(19,734,075)

(118,000)		Aptiv, PLC	(19,688,300)

(10,700)		Booking Holdings, Inc.	(23,307,382)

(706,531)		Carnival Corp.	(15,296,396)

(20,000)		Cheesecake Factory, Inc.	(905,200)

(268,598)		Chegg, Inc.	(23,805,841)

(300,000)		Chewy, Inc. - Class A	(25,110,000)

(21,323)		Cracker Barrel Old Country Store, Inc.	(2,903,766)

(128,400)	EUR	Delivery Hero, SE*	(19,222,081)

(424,600)		Dick’s Sporting Goods, Inc.	(44,217,844)

(304,600)		DraftKings Inc- Class A	(14,773,100)

(660,100)	JPY	EDION Corp.	(6,799,262)

(368,959)		Etsy, Inc.	(67,707,666)

(14,400)		Expedia Group, Inc.	(2,316,528)

(595,333)		Farfetch, Ltd. - Class A	(29,838,090)

(52,100)		Fiverr International, Ltd.	(12,968,211)

(26,000)		Groupon, Inc.	(945,620)

(354,080)		Guess?, Inc.	(7,903,066)

(93,100)	JPY	Kyoritsu Maintenance Company, Ltd.	(3,067,832)

(287,400)		Li Auto, Inc.	(9,596,286)

(27,000)		Marriott Vacations Worldwide Corp.	(3,978,990)

(81,000)	HKD	Meituan - Class B*	(2,240,981)

(27,254)		MercadoLibre, Inc.	(42,753,350)

(211,700)		National Vision Holdings, Inc.	(11,427,566)

(90,878)		NIO, Inc.	(4,060,429)

(1,842,500)		Norwegian Cruise Line Holdings, Ltd.	(44,275,275)

(272,636)	GBP	Ocado Group, PLC	(7,029,787)

(65,800)		Peloton Interactive, Inc. - Class A	(7,767,690)

(168,050)		Pinduoduo, Inc.	(15,395,060)

(63,500)		Quotient Technology, Inc.	(689,610)

(282,500)		Royal Caribbean Cruises, Ltd.	(21,715,775)

(34,500)		Shake Shack, Inc. - Class A	(3,468,630)

(140,355)		Stride, Inc.	(4,303,284)

(40,000)	JPY	Takashimaya Company, Ltd.	(411,649)

(443,866)		Tesla, Inc.	(305,024,715)

(608,051)		Under Armour, Inc. - Class C	(10,653,054)

(10,800)		Vail Resorts, Inc.	(3,296,160)

(71,000)		Vroom, Inc.	(2,629,840)

(431,602)		Wayfair, Inc. - Class A	(104,171,459)

			(966,322,851)

NUMBER OF SHARES			VALUE

		Consumer Staples (-0.2%)

(101,500)		Beyond Meat, Inc.	$(12,454,050)

(170,108)		Energizer Holdings, Inc.	(7,289,128)

(33,800)	JPY	Ezaki Glico Company, Ltd.	(1,260,125)

(135,100)		Herbalife Nutrition, Ltd.	(6,881,994)

(47,000)	JPY	Nippn Corp.	(673,907)

(49,561)		Turning Point Brands, Inc.	(2,627,724)

(63,400)	JPY	Yaoko Company, Ltd.	(3,814,229)

			(35,001,157)

		Energy (-0.4%)

(393,700)		Pioneer Natural Resources Company	(57,232,169)

			(57,232,169)

		Financials (-0.3%)

(75,834)		Apollo Global Management, Inc.	(4,463,589)

(79,200)		Coinbase Global, Inc. - Class A	(18,737,136)

(34,000)		Hope Bancorp, Inc.	(450,500)

(52,429)		LendingTree, Inc.	(10,235,190)

(15,892)		S&P Global, Inc.	(6,813,218)

(73,500)		Voya Financial, Inc.	(4,733,400)

			(45,433,033)

		Health Care (-2.5%)

(65,000)		Accolade, Inc.	(3,042,650)

(662,149)		Allscripts Healthcare Solutions, Inc.	(11,309,505)

(1,715,900)		Avantor, Inc.	(64,483,522)

(197,666)		Bridgebio Pharma, Inc.	(10,565,248)

(147,790)		Coherus Biosciences, Inc.	(1,928,660)

(84,000)		Collegium Pharmaceutical, Inc.	(2,090,760)

(96,500)		CONMED Corp.	(13,311,210)

(22,800)		Danaher Corp.	(6,782,772)

(89,900)		Dexcom, Inc.	(46,344,349)

(75,000)		Evolent Health, Inc. - Class A	(1,720,500)

(22,550)		Guardant Health, Inc.	(2,475,990)

(475,625)		Halozyme Therapeutics, Inc.	(19,657,581)

(743,600)		Innoviva, Inc.	(10,544,248)

(170,531)		Insmed, Inc.	(4,195,063)

(34,000)		Insulet Corp.	(9,509,460)

(17,500)		Intercept Pharmaceuticals, Inc.	(302,400)

(71,484)		Ionis Pharmaceuticals, Inc.	(2,654,916)

(1,005,487)		Ironwood Pharmaceuticals, Inc.	(13,342,812)

(105,500)		Jazz Pharmaceuticals, PLC	(17,884,360)

(189,900)	JPY	Medipal Holdings Corp.	(3,560,679)

(13,300)		Mesa Laboratories, Inc.	(3,916,983)

(172,200)		Natera, Inc.	(19,720,344)

(27,433)		NeoGenomics, Inc.	(1,264,661)

(52,021)		Neurocrine Biosciences, Inc.	(4,848,877)

(108,800)		Novocure, Ltd.	(16,756,288)

(58,048)		NuVasive, Inc.	(3,712,170)

(116,600)		Oak Street Health, Inc.	(7,350,464)

(110,000)		Omnicell, Inc.	(16,115,000)

(396,000)		OPKO Health, Inc.	(1,362,240)

(76,483)		Pacira BioSciences, Inc.	(4,508,673)

(92,000)		Revance Therapeutics, Inc.	(2,675,360)

(192,500)		Sarepta Therapeutics, Inc.	(13,047,650)

(328,400)	JPY	Ship Healthcare Holdings, Inc.	(8,250,038)

(361,100)		SmileDirectClub, Inc.	(2,549,366)

(44,000)		Supernus Pharmaceuticals, Inc.	(1,158,520)

(40,000)		Tabula Rasa HealthCare, Inc.	(1,718,400)

(66,283)		Teladoc Health, Inc.	(9,839,711)

(33,900)	JPY	Toho Holdings Company, Ltd.	(566,107)

(53,137)		Travere Therapeutics, Inc.	(730,634)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

(23,800)		Vocera Communications, Inc.	$(998,648)

			(366,796,819)

		Industrials (-1.1%)

(580,000)	CAD	Air Canada	(11,613,017)

(524,000)		American Airlines Group, Inc.	(10,679,120)

(51,991)		Canadian National Railway Company	(5,647,782)

(513,000)		Clarivate, PLC	(11,696,400)

(920,000)		Colfax Corp.	(42,209,600)

(96,050)		FTI Consulting, Inc.	(13,994,485)

(74,380)		Greenbrier Companies, Inc.	(3,183,464)

(62,300)		JetBlue Airways Corp.	(921,417)

(17,900)		John Bean Technologies Corp.	(2,623,782)

(99,700)	JPY	Lixil Corp.	(2,702,774)

(55,500)		Middleby Corp.	(10,627,695)

(100,000)	JPY	Nagoya Railroad Company, Ltd.	(1,676,314)

(221,300)	JPY	Seino Holdings Company, Ltd.	(2,801,930)

(267,300)	JPY	Senko Group Holdings Company, Ltd.	(2,694,807)

(465,100)		Southwest Airlines Company	(23,496,852)

(48,992)		Stanley Black & Decker, Inc.	(9,653,873)

			(156,223,312)

		Information Technology (-10.2%)

(28,000)		21Vianet Group, Inc.	(485,240)

(216,000)		8x8, Inc.	(5,520,960)

(156,394)		Advanced Micro Devices, Inc.	(16,607,479)

(417,300)		Akamai Technologies, Inc.	(50,042,616)

(186,395)		Altair Engineering, Inc. - Class A	(13,002,915)

(38,835)		Alteryx, Inc. - Class A	(3,005,829)

(56,700)		Analog Devices, Inc.	(9,492,714)

(100,000)		Avaya Holdings Corp.	(2,422,000)

(108,000)		Bentley Systems, Inc. - Class B	(6,567,480)

(102,000)		Bill.com Holdings, Inc.	(21,095,640)

(386,741)		Blackline, Inc.	(44,239,303)

(340,500)		Box, Inc. - Class A	(8,144,760)

(50,700)		Ceridian HCM Holding, Inc.	(4,988,880)

(634,900)		Cloudflare, Inc. - Class A	(75,318,187)

(229,060)		Coupa Software, Inc.	(49,706,020)

(198,000)		Cree, Inc.	(18,366,480)

(65,000)		CSG Systems International, Inc.	(2,948,400)

(42,000)		CyberArk Software, Ltd.	(5,965,260)

(116,000)		Datadog, Inc. - Class A	(12,841,200)

(153,800)	JPY	Digital Garage, Inc.	(6,350,795)

(882,200)		Dropbox, Inc. - Class A	(27,780,478)

(40,034)		Enphase Energy, Inc.	(7,590,446)

(46,000)		Envestnet, Inc.	(3,460,580)

(27,000)		Everbridge, Inc.	(3,812,940)

(198,900)		Fastly, Inc. - Class A	(9,561,123)

(294,000)		FireEye, Inc.	(5,938,800)

(21,000)		fuboTV, Inc.	(546,840)

(87,800)		GDS Holdings, Ltd.	(5,176,688)

(102,333)		Guidewire Software, Inc.	(11,788,762)

(35,000)		I3 Verticals, Inc. - Class A	(1,117,200)

(288,100)		II-VI, Inc.	(20,112,261)

(1,088,000)		Infinera Corp.	(10,782,080)

(152,400)		Insight Enterprises, Inc.	(15,297,912)

(70,400)		Itron, Inc.	(6,942,848)

(4,462,000)	HKD	Lenovo Group, Ltd.	(4,157,027)

(290,100)		LivePerson, Inc.	(18,476,469)

(331,500)		Lumentum Holdings, Inc.	(27,842,685)

(240,000)		Medallia, Inc.	(8,128,800)

(29,449)		MicroStrategy Inc- Class A	(18,435,368)

(148,329)		MongoDB, Inc.	(53,238,245)

(51,000)		New Relic, Inc.	(3,523,080)

NUMBER OF SHARES			VALUE

(237,100)		Nice, Ltd.	$(66,067,915)

(108,350)		Nova, Ltd.	(10,596,630)

(324,639)		Nuance Communications, Inc.	(17,822,681)

(59,500)		Nutanix, Inc. - Class A	(2,143,190)

(303,162)		Okta, Inc.	(75,120,512)

(222,815)		ON Semiconductor Corp.	(8,703,154)

(50,100)		OSI Systems, Inc.	(5,012,505)

(254,291)		Palo Alto Networks, Inc.	(101,474,824)

(91,400)		PAR Technology Corp.	(5,579,970)

(156,300)		Pegasystems, Inc.	(19,950,132)

(85,700)		Progress Software Corp.	(3,907,063)

(67,692)		Proofpoint, Inc.	(11,823,085)

(56,500)		PROS Holdings, Inc.	(2,453,230)

(126,230)		Q2 Holdings, Inc.	(13,040,821)

(84,600)		Rapid7, Inc.	(9,623,250)

(130,600)		Repay Holdings Corp.	(3,253,246)

(34,111)		RingCentral, Inc. - Class A	(9,116,847)

(553,500)		Sailpoint Technologies Holdings, Inc.	(27,669,465)

(229,800)		Shift4 Payments, Inc. - Class A	(20,495,862)

(5,100)		Shopify, Inc. - Class A	(7,649,643)

(83,600)		Silicon Laboratories, Inc.	(12,455,564)

(104,200)		SMART Global Holdings, Inc.	(4,880,728)

(273,500)		Splunk, Inc.	(38,831,530)

(606,600)		Square, Inc. - Class A	(149,987,916)

(87,000)		Talend,, SA	(5,742,000)

(473,975)		Teradyne, Inc.	(60,194,825)

(32,900)		Tyler Technologies, Inc.	(16,207,856)

(98,300)		Verint Systems, Inc.	(4,194,461)

(810,200)		Viavi Solutions, Inc.	(13,522,238)

(131,000)		Vishay Intertechnology, Inc.	(2,899,030)

(25,800)		Wix.com, Ltd.	(7,704,912)

(241,712)		Workday, Inc. - Class A	(56,657,293)

(194,700)		Workiva, Inc.	(25,266,219)

(339,050)		Zendesk, Inc.	(44,256,196)

(5,821)		Zoom Video Communications, Inc.	(2,200,920)

(98,000)		Zscaler, Inc.	(23,119,180)

			(1,510,447,683)

		Materials (-0.5%)

(552,021)		Allegheny Technologies, Inc.	(11,332,991)

(256,100)	JPY	Asahi Holdings, Inc.	(5,049,399)

(71,000)		International Flavors & Fragrances, Inc.	(10,695,440)

(63,200)	JPY	Kansai Paint Company, Ltd.	(1,544,498)

(67,200)	JPY	Maeda Kosen Company, Ltd.	(2,241,940)

(95,461)	CHF	Sika, AG	(33,627,648)

(34,000)	EUR	Symrise, AG	(5,013,328)

(200,000)	JPY	Teijin, Ltd.	(3,000,775)

			(72,506,019)

		Real Estate (-0.4%)

(117,300)	EUR	IMMOFINANZ, AG	(2,781,550)

(777,072)		Invitation Homes, Inc.	(31,611,289)

(507,100)		iStar, Inc.	(12,287,033)

(113,400)		Realogy Holdings Corp.	(2,009,448)

(245,900)		Redfin Corp.	(14,402,363)

			(63,091,683)

		Utilities (-1.0%)

(223,600)		American Electric Power Company, Inc.	(19,703,632)

(612,760)		CenterPoint Energy, Inc.	(15,600,870)

(99,322)		DTE Energy Company	(11,652,457)

(330,733)		Essential Utilities, Inc.	(16,245,605)

(55,300)		NextEra Energy Partners, LP	(4,287,409)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

(629,300)	NextEra Energy, Inc.	$(49,022,470)

(950,000)	PG&E Corp.	(8,350,500)

(262,500)	Southern Company	(16,765,875)

(199,300)	Sunnova Energy International, Inc.	(7,593,330)

		(149,222,148)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,952,799,167)	(4,119,690,663)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,952,799,167)		(4,119,690,663)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-3.3%) #

	Consumer Discretionary (-0.1%)

7,497	Carnival Corp.

16,231,005	Call, 01/21/22, Strike $10.00	(9,015,143)

	Industrials (-0.1%)

2,490	Southwest Airlines Company

12,579,480	Call, 01/21/22, Strike $30.00	(5,229,000)

2,150	Spirit Airlines, Inc.

5,800,700	Call, 01/21/22, Strike $10.00	(3,708,750)

		(8,937,750)

	Other (-3.1%)

	S&P 500 Index

6,750

2,966,800,500	Call, 09/30/21, Strike $4,000.00	(289,878,750)

5,750

2,527,274,500	Call, 09/30/21, Strike $4,200.00	(146,538,750)

3,000

1,318,578,000	Put, 08/31/21, Strike $3,500.00	(1,080,000)

2,000

879,052,000	Put, 09/30/21, Strike $3,500.00	(2,160,000)

1,500

659,289,000	Put, 08/31/21, Strike $3,650.00	(757,500)

1,250

549,407,500	Call, 10/29/21, Strike $4,300.00	(25,312,500)

500	S&P 500 Index

219,763,000	Call, 09/30/21, Strike $4,300.00	(8,712,500)

		(474,440,000)

	TOTAL WRITTEN OPTIONS (Premium $330,735,460)	(492,392,893)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	10/28/21	9,594,000	$13,338,163	$(213,468)
State Street Bank and Trust	Swiss Franc	10/28/21	31,242,000	34,565,470	(509,764)
State Street Bank and Trust	Japanese Yen	10/28/21	4,280,482,000	39,044,802	(200,941)
State Street Bank and Trust	European Monetary Unit	10/28/21	63,352,000	75,278,737	(454,120)

					$(1,378,293)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $2,779,026,033.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BOND (1.4%)

	Consumer Discretionary (1.4%)

616,000	Tesla, Inc. 2.000%, 05/15/24 (Cost $6,587,300)	$6,826,789

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.0%)

	Communication Services (11.2%)

8,998	Activision Blizzard, Inc.	752,413

3,532	Alphabet Inc- Class A#~	9,517,080

3,963	Alphabet Inc- Class C#~	10,717,616

96,608	AT&T, Inc.~	2,709,854

2,582	Charter Communications, Inc. - Class A#~	1,921,137

64,224	Comcast Corp. - Class A~	3,778,298

38,870	Facebook, Inc. - Class A#~	13,849,381

11,309	Fox Corp. - Class A	403,279

6,264	Netflix, Inc.#~	3,242,058

10,832	Twitter, Inc.#	755,532

58,378	Verizon Communications, Inc.~	3,256,325

26,476	Walt Disney Company#~	4,660,306

		55,563,279

	Consumer Discretionary (10.8%)

5,794	Amazon.com, Inc.#~	19,280,057

8,911	Aptiv, PLC#	1,486,800

504	Booking Holdings, Inc.#~	1,097,843

491	Chipotle Mexican Grill, Inc.#	914,949

3,913	Darden Restaurants, Inc.	570,828

3,535	Dollar General Corp.	822,382

12,158	DR Horton, Inc.	1,160,238

13,656	eBay, Inc.	931,476

3,901	Expedia Group, Inc.#	627,554

39,140	Ford Motor Company#	546,003

14,139	General Motors Company#	803,661

15,823	Home Depot, Inc.~	5,192,950

8,248	Leggett & Platt, Inc.	396,151

13,780	Lowe’s Companies, Inc.~	2,655,268

11,957	McDonald’s Corp.~	2,902,084

13,582	MGM Resorts International	509,733

3,330	Mohawk Industries, Inc.#	649,017

17,620	NIKE Inc- Class B~	2,951,526

1,601	O’Reilly Automotive, Inc.#	966,748

3,246	PVH Corp.#	339,597

6,745	Ross Stores, Inc.	827,544

7,684	Royal Caribbean Cruises, Ltd.#	590,669

16,347	Starbucks Corp.~	1,985,016

10,401	Target Corp.~	2,715,181

21,070	TJX Companies, Inc.~	1,449,827

1,240	Ulta Beauty, Inc.#	416,392

7,306	VF Corp.	585,941

1,529	Wynn Resorts, Ltd.#	150,347

		53,525,782

	Consumer Staples (5.7%)

25,980	Altria Group, Inc.~	1,248,079

11,453	Archer-Daniels-Midland Company	683,973

7,347	Church & Dwight Company, Inc.	636,103

55,934	Coca-Cola Company~	3,189,916

NUMBER OF SHARES		VALUE

11,066	Colgate-Palmolive Company	$879,747

5,222	Constellation Brands, Inc. - Class A	1,171,504

4,517	Costco Wholesale Corp.~	1,941,045

12,083	General Mills, Inc.	711,205

9,167	Kellogg Company	580,821

6,832	Kimberly-Clark Corp.	927,239

15,786	Kraft Heinz Company	607,288

15,902	Kroger Company	647,211

26,389	Mondelez International, Inc. - Class A~	1,669,368

6,900	Monster Beverage Corp.#	650,808

18,500	PepsiCo, Inc.~	2,903,575

14,824	Philip Morris International, Inc.~	1,483,734

27,666	Procter & Gamble Company~	3,934,935

11,902	Sysco Corp.	883,129

11,213	Walgreens Boots Alliance, Inc.~	528,693

22,472	Walmart, Inc.~	3,203,384

		28,481,757

	Energy (2.6%)

31,103	Chevron Corp.~	3,166,596

19,962	ConocoPhillips~	1,119,070

5,629	EOG Resources, Inc.	410,129

34,242	Exxon Mobil Corp.~	1,971,312

12,958	Hess Corp.	990,510

37,868	Kinder Morgan, Inc.	658,146

27,058	Marathon Petroleum Corp.	1,494,143

11,244	Occidental Petroleum Corp.	293,468

7,590	ONEOK, Inc.	394,452

5,318	Phillips 66	390,501

6,828	Pioneer Natural Resources Company	992,586

16,019	Schlumberger, NV	461,828

5,291	Valero Energy Corp.~	354,338

19,112	Williams Companies, Inc.	478,756

		13,175,835

	Financials (11.1%)

7,850	Aflac, Inc.	431,750

6,029	Allstate Corp.	784,071

8,683	American Express Company~	1,480,712

26,837	American International Group, Inc.~	1,270,732

3,693	Ameriprise Financial, Inc.	951,169

6,723	Arthur J Gallagher & Company	936,581

5,545	Assurant, Inc.~	875,056

149,086	Bank of America Corp.~	5,718,939

13,681	Bank of New York Mellon Corp.	702,246

24,847	Berkshire Hathaway Inc- Class B#~	6,914,672

1,419	BlackRock, Inc.	1,230,514

16,116	Capital One Financial Corp.~	2,605,957

9,433	Cboe Global Markets, Inc.~	1,117,528

10,609	Charles Schwab Corp.	720,882

6,117	Chubb, Ltd.	1,032,183

28,964	Citigroup, Inc.~	1,958,546

2,954	CME Group, Inc.	626,632

4,753	Discover Financial Services	590,893

6,320	First Republic Bank/CA	1,232,526

7,964	Goldman Sachs Group, Inc.~	2,985,544

49,005	JPMorgan Chase & Company~	7,437,979

3,670	M&T Bank Corp.	491,230

10,428	Marsh & McLennan Companies, Inc.~	1,535,210

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

11,370	MetLife, Inc.	$656,049

26,718	Morgan Stanley~	2,564,394

5,879	Northern Trust Corp.	663,445

4,403	Prudential Financial, Inc.	441,533

3,820	S&P Global, Inc.~	1,637,710

5,181	State Street Corp.	451,472

4,907	Travelers Companies, Inc.	730,750

9,318	Truist Financial Corp.	507,179

13,572	US Bancorp~	753,789

48,635	Wells Fargo & Company~	2,234,292

17,622	Zions Bancorp NA	918,987

		55,191,152

	Health Care (13.0%)

19,483	Abbott Laboratories~	2,357,053

24,200	AbbVie, Inc.~	2,814,460

16,227	Agilent Technologies, Inc.~	2,486,463

1,229	Align Technology, Inc.#	855,138

5,479	Amgen, Inc.~	1,323,398

16,781	AstraZeneca, PLC	960,545

17,235	Baxter International, Inc.~	1,333,127

4,576	Becton Dickinson and Company~	1,170,312

2,849	Biogen, Inc.#~	930,854

40,352	Boston Scientific Corp.#	1,840,051

35,076	Bristol-Myers Squibb Company~	2,380,608

8,899	Centene Corp.#	610,560

3,780	Cigna Corp.	867,472

16,720	CVS Health Corp.~	1,377,059

6,683	Danaher Corp.~	1,988,126

8,083	Edwards Lifesciences Corp.#~	907,479

12,258	Eli Lilly & Company~	2,984,823

17,811	Gilead Sciences, Inc.~	1,216,313

3,729	HCA Healthcare, Inc.	925,538

3,592	Humana, Inc.~	1,529,689

2,053	Illumina, Inc.#	1,017,775

2,127	Intuitive Surgical, Inc.#~	2,108,836

35,972	Johnson & Johnson~	6,194,379

4,860	Laboratory Corp. of America Holdings#	1,439,289

3,433	McKesson Corp.	699,748

18,891	Medtronic, PLC	2,480,577

35,122	Merck & Company, Inc.~	2,699,828

3,512	Organon & Company#	101,883

78,228	Pfizer, Inc.~	3,348,941

4,261	Quest Diagnostics, Inc.	604,210

908	Regeneron Pharmaceuticals, Inc.#	521,746

3,327	Stryker Corp.	901,417

4,118	Thermo Fisher Scientific, Inc.~	2,223,761

15,747	UnitedHealth Group, Inc.~	6,491,228

6,670	Vertex Pharmaceuticals, Inc.#~	1,344,539

3,310	Zimmer Biomet Holdings, Inc.	540,920

4,502	Zoetis, Inc.	912,555

		64,490,700

	Industrials (8.0%)

7,568	3M Company~	1,498,010

3,968	Allegion plc	542,029

7,134	Boeing Company#~	1,615,708

15,214	Carrier Global Corp.	840,574

11,278	Caterpillar, Inc.~	2,331,726

55,932	CSX Corp.~	1,807,722

3,802	Deere & Company~	1,374,765

16,895	Delta Air Lines, Inc.#~	674,111

5,219	Eaton Corp., PLC	824,863

14,928	Emerson Electric Company~	1,506,086

NUMBER OF SHARES		VALUE

2,842	FedEx Corp.	$795,618

8,107	Fortune Brands Home & Security, Inc.	790,189

3,301	General Dynamics Corp.	647,095

112,549	General Electric Company~	1,457,510

11,992	Honeywell International, Inc.~	2,803,610

4,703	Illinois Tool Works, Inc.	1,066,029

12,133	Johnson Controls International plc	866,539

4,459	L3Harris Technologies, Inc.	1,011,034

2,649	Lockheed Martin Corp.~	984,554

11,099	Masco Corp.	662,721

3,016	Norfolk Southern Corp.	777,615

5,049	Northrop Grumman Corp.~	1,832,888

4,968	Otis Worldwide Corp.	444,884

7,764	PACCAR, Inc.	644,334

9,411	Pentair, PLC	693,308

18,273	Raytheon Technologies Corp.~	1,588,837

11,778	Southwest Airlines Company#	595,025

5,452	Stanley Black & Decker, Inc.	1,074,317

721	Teledyne Technologies, Inc.#	326,447

13,957	Union Pacific Corp.~	3,053,233

8,900	United Parcel Service Inc- Class B~	1,703,104

4,466	Verisk Analytics, Inc.	848,272

8,548	Waste Management, Inc.~	1,267,326

6,143	Xylem Inc/NY~	773,097

		39,723,180

	Information Technology (27.5%)

8,115	Accenture, PLC - Class A	2,577,973

6,390	Adobe, Inc.#~	3,972,216

20,918	Advanced Micro Devices, Inc.#~	2,221,282

11,604	Amphenol Corp- Class A	841,174

200,526	Apple, Inc.~	29,248,722

31,809	Applied Materials, Inc.~	4,451,033

3,765	Autodesk, Inc.#	1,209,054

7,560	Automatic Data Processing, Inc.~	1,584,803

5,966	Broadcom, Inc.~	2,895,896

73,325	Cisco Systems Inc/Delaware~	4,060,005

4,972	Citrix Systems, Inc.	500,929

9,061	Cognizant Technology Solutions Corp. - Class A	666,255

4,723	Fidelity National Information Services, Inc.	703,963

8,961	Fiserv, Inc.#~	1,031,501

3,339	Gartner, Inc.#	883,933

4,963	Global Payments, Inc.	959,894

18,623	HP, Inc.	537,646

55,244	Intel Corp.~	2,967,708

9,112	International Business Machines Corp.~	1,284,428

3,816	Intuit, Inc.~	2,022,366

3,386	Jack Henry & Associates, Inc.	589,469

1,696	Lam Research Corp.~	1,081,047

11,963	Mastercard, Inc. - Class A~	4,617,000

24,290	Micron Technology, Inc.#~	1,884,418

103,902	Microsoft Corp.~	29,602,719

5,017	NetApp, Inc.	399,303

38,676	NVIDIA Corp.~	7,541,433

26,077	Oracle Corp.~	2,272,350

7,107	Paychex, Inc.	808,919

2,550	Paycom Software, Inc.#	1,020,000

13,766	PayPal Holdings, Inc.#~	3,792,946

15,954	QUALCOMM, Inc.~	2,389,909

14,661	salesforce.com, Inc.#~	3,546,936

2,173	ServiceNow, Inc.#	1,277,485

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

4,844	TE Connectivity, Ltd.	$714,345

8,883	Texas Instruments, Inc.~	1,693,277

26,925	Visa, Inc. - Class A~	6,634,051

4,918	Western Digital Corp.#	319,326

22,789	Western Union Company	528,933

9,847	Xilinx, Inc.~	1,475,475

		136,810,122

	Materials (2.4%)

4,385	Air Products and Chemicals, Inc.~	1,276,166

3,582	Avery Dennison Corp.	754,656

10,193	Ball Corp.	824,410

12,497	Corteva, Inc.	534,622

12,495	Dow, Inc.	776,689

11,231	DuPont de Nemours, Inc.	842,886

35,226	Freeport-McMoRan, Inc.	1,342,111

905	International Flavors & Fragrances, Inc.	136,329

9,798	Linde, PLC	3,011,807

11,379	Newmont Corp.	714,829

5,554	PPG Industries, Inc.	908,190

3,399	Sherwin-Williams Company	989,211

		12,111,906

	Real Estate (2.4%)

3,820	Alexandria Real Estate Equities, Inc.	769,119

4,800	American Tower Corp.	1,357,440

3,511	AvalonBay Communities, Inc.	799,911

4,764	Crown Castle International Corp.	919,881

3,799	Digital Realty Trust, Inc.	585,654

879	Equinix, Inc.	721,140

3,399	Federal Realty Investment Trust	399,485

4,570	Mid-America Apartment Communities, Inc.	882,467

6,582	Prologis, Inc.	842,759

2,515	Public Storage	785,887

8,741	Realty Income Corp.	614,405

7,124	Regency Centers Corp.	465,981

5,277	Simon Property Group, Inc.	667,646

11,062	UDR, Inc.	608,299

8,949	Welltower, Inc.	777,310

16,656	Weyerhaeuser Company	561,807

		11,759,191

	Utilities (2.3%)

27,257	AES Corp.	645,991

10,673	American Electric Power Company, Inc.~	940,505

9,929	CMS Energy Corp.	613,513

8,313	Consolidated Edison, Inc.	613,250

9,830	Dominion Energy, Inc.	735,972

13,593	Duke Energy Corp.~	1,428,760

6,015	Edison International	327,818

6,086	Entergy Corp.	626,371

8,383	Exelon Corp.	392,324

13,766	FirstEnergy Corp.	527,513

21,866	NextEra Energy, Inc.~	1,703,362

16,820	NiSource, Inc.	416,631

10,570	Public Service Enterprise Group, Inc.	657,771

15,092	Southern Company	963,926

NUMBER OF SHARES		VALUE

12,114	Xcel Energy, Inc.	$826,781

		11,420,488

	TOTAL COMMON STOCKS (Cost $318,512,615)	482,253,392

EXCHANGE-TRADED FUND (3.9%)

	Other (3.9%)

44,271	SPDR S&P 500 ETF Trust^ (Cost $18,846,532)	19,413,276

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Other (0.4%)

140	S&P 500 Index

61,533,640	03/31/22, Strike $5,000.00 S&P 500 Index	343,000

450

197,786,700	Put, 08/31/21, Strike $4,000.00	645,750

200

87,905,200	Put, 08/31/21, Strike $3,800.00	150,000

200

87,905,200	Put, 09/30/21, Strike $4,000.00	724,000

150

65,928,900	Put, 08/31/21, Strike $3,900.00	153,000

50

21,976,300	Put, 08/31/21, Strike $4,150.00	124,500

50

21,976,300	Put, 03/31/22, Strike $3,000.00	192,250

	TOTAL PURCHASED OPTIONS (Cost $3,964,960)	2,332,500

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.0%)

241,382	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $241,382)	241,382

TOTAL INVESTMENTS (102.7%) (Cost $348,152,789)		511,067,339

PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)		(241,382)

LIABILITIES, LESS OTHER ASSETS (-2.7%)		(13,626,468)

NET ASSETS (100.0%)		$497,199,489

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-4.2%) #

	Other (-4.2%)

100	S&P 500 Index
43,952,600	Call, 09/30/21, Strike $4,375.00	$(1,193,500)
	S&P 500 Index
375
164,822,250	Put, 08/31/21, Strike $3,500.00	(135,000)
300
131,857,800	Call, 09/30/21, Strike $4,000.00	(12,883,500)
200
87,905,200	Put, 09/30/21, Strike $3,500.00	(216,000)
150
65,928,900	Call, 10/29/21, Strike $4,300.00	(3,037,500)
140
61,533,640	Call, 09/30/21, Strike $4,200.00	(3,567,900)
50
21,976,300	Put, 08/31/21, Strike $3,650.00	(25,250)

	TOTAL WRITTEN OPTIONS (Premium $14,250,429)	(21,058,650)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $155,129,779.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

 Calamos Phineus Long/Short Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (2.2%)

		Consumer Discretionary (2.2%)

47,400	EUR	Volkswagen, AG

		0.000%

		(Cost $12,403,475)	$11,545,240

COMMON STOCKS (97.0%)

		Communication Services (9.2%)

8,400		Alphabet, Inc. - Class A#~	22,634,052

74,700		Facebook, Inc. - Class A#~	26,615,610

			49,249,662

		Consumer Discretionary (7.4%)

1,500		Amazon.com, Inc.#	4,991,385

175,500		Caesars Entertainment, Inc.#	15,331,680

330,000		Las Vegas Sands Corp.#~	13,975,500

65,000		VF Corp.	5,213,000

			39,511,565

		Consumer Staples (3.3%)

236,000		Sysco Corp.~	17,511,200

		Energy (1.8%)

233,500		Royal Dutch Shell, PLC - Class A	9,484,770

		Financials (16.9%)

260,500		Bank of America Corp.	9,992,780

77,400		JPMorgan Chase & Company~	11,747,772

3,585,000	GBP	Legal & General Group, PLC	12,986,546

193,300		Morgan Stanley~	18,552,934

7,600,000	GBP	Natwest Group, PLC	21,331,043

295,000		Truist Financial Corp.~	16,056,850

			90,667,925

		Health Care (4.5%)

354,500		Boston Scientific Corp.#~	16,165,200

19,000		UnitedHealth Group, Inc.~	7,832,180

			23,997,380

		Industrials (36.5%)

276,000		AerCap Holdings, NV#~	14,628,000

748,000		Air Lease Corp. - Class A~	31,685,280

64,500		Boeing Company#~	14,607,960

500,000		CSX Corp.	16,160,000

450,000		Delta Air Lines, Inc.#~	17,955,000

86,500		Honeywell International, Inc.~	20,222,835

2,908,800	GBP	International Consolidated Airlines

		Group, SA#	6,774,836

59,700		L3Harris Technologies, Inc.~	13,536,378

240,500		Raytheon Technologies Corp.~	20,911,475

182,000		Southwest Airlines Company#~	9,194,640

110,000		Uber Technologies, Inc.#	4,780,600

72,000		Union Pacific Corp.~	15,750,720

196,000		United Airlines Holdings, Inc.#	9,157,120

			195,364,844

		Information Technology (15.2%)

114,200		Fidelity National Information

		Services, Inc.~	17,021,510

64,700		FleetCor Technologies, Inc.#~	16,706,834

41,000		Paycom Software, Inc.#~	16,400,000

NUMBER OF SHARES		VALUE

75,500	salesforce.com, Inc.#~	$18,265,715

34,900	Twilio, Inc. - Class A#~	13,038,291

		81,432,350

	Materials (2.2%)

38,600	Linde, PLC~	11,865,254

	TOTAL COMMON STOCKS (Cost $464,524,739)	519,084,950

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.8%) #

	Consumer Discretionary (0.1%)

64	Amazon.com, Inc.

21,296,576	Call, 10/15/21, Strike $3,500.00	536,960

14	Domino’s Pizza, Inc.

455,686	Put, 07/23/21, Strike $525.00	1,461

665	Peloton Interactive, Inc.

7,850,325	Call, 08/06/21, Strike $118.00	221,112

		759,533

	Energy (0.1%)

1,375	Royal Dutch Shell, PLC

5,585,250	Call, 10/15/21, Strike $40.00	316,250

	Financials (0.3%)

7,800	Huntington Bancshares, Inc.

10,982,400	Call, 09/17/21, Strike $14.00	487,500

13,500	Itau Unibanco Holding, SA

7,789,500	Call, 12/17/21, Strike $5.00	1,316,250

		1,803,750

	Industrials (0.1%)

2,725	Southwest Airlines Company

13,766,700	Call, 08/20/21, Strike $52.00	256,150

	Information Technology (0.1%)

501	Workday, Inc.

11,743,440	Call, 09/17/21, Strike $230.00	691,380

	Other (0.1%)

532	ARK Innovation ETF

6,384,000	Put, 08/06/21, Strike $109.00	11,970

560	Invesco QQQ Trust Series

20,415,920	Put, 08/13/21, Strike $355.00	101,080

8,000	iShares 20+ Year Treasury Bond

119,616,000	Put, 08/20/21, Strike $140.00	96,000

3,750	SPDR S&P 500 ETF Trust

164,441,250	Put, 08/09/21, Strike $432.00	504,375

		713,425

	TOTAL PURCHASED OPTIONS (Cost $7,184,082)	4,540,488

TOTAL INVESTMENTS (100.0%) (Cost $484,112,296)		535,170,678

LIABILITIES, LESS OTHER ASSETS (0.0%)		(63,494)

NET ASSETS (100.0%)		$535,107,184

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-3.6%) #

	Consumer Discretionary (-3.6%)

(90,500)	eBay, Inc.	$(6,173,005)

(50,000)	Target Corp.	(13,052,500)

		(19,225,505)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $16,515,529)	(19,225,505)

EXCHANGE-TRADED FUNDS SOLD SHORT (-43.3%) #

	Other (-43.3%)

(53,200)	ARK Innovation ETF	(6,384,000)

(85,000)	Invesco QQQ Trust Series	(30,988,450)

(482,500)	Vanguard S&P 500 ETF	(194,519,875)

	TOTALEXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $220,704,910)	(231,892,325)

TOTAL SECURITIES SOLD SHORT (Proceeds $237,220,439)		(251,117,830)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-1.3%) #

	Communication Services (0.0%)

300	Facebook, Inc.

10,689,000	Call, 08/20/21, Strike $370.00	(93,000)

	Consumer Discretionary (-0.1%)

15	Amazon.com, Inc.

4,991,385	Call, 08/20/21, Strike $3,400.00	(71,062)

100	Domino’s Pizza, Inc.

3,254,900	Call, 08/20/21, Strike $535.00	(68,000)

	Peloton Interactive, Inc.

665

7,850,325	Call, 08/06/21, Strike $126.00	(54,862)

665

7,850,325	Call, 08/20/21, Strike $130.00	(135,993)

		(329,917)

	Energy (0.0%)

5,900	Energy Select Sector SPDR Fund

29,140,100	Put, 08/20/21, Strike $45.00	(182,900)

	Financials (-0.2%)

7,800	Huntington Bancshares, Inc.

10,982,400	Put, 09/17/21, Strike $13.00	(214,500)

13,500	Itau Unibanco Holding, SA

7,789,500	Put, 08/20/21, Strike $6.00	(465,750)

	Moody’s Corp.

145

5,452,000	Call, 09/17/21, Strike $380.00	(127,600)

145

5,452,000	Call, 09/17/21, Strike $370.00	(205,900)

145

5,452,000	Put, 09/17/21, Strike $370.00	(125,425)

		(1,139,175)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Industrials (-0.1%)

	Southwest Airlines Company

1,825

9,219,900	Put, 08/20/21, Strike $47.50	$(105,850)

1,820

9,194,640	Call, 08/06/21, Strike $51.00	(123,760)

		(229,610)

	Other (-0.9%)

	ARK Innovation ETF

532

6,384,000	Put, 08/06/21, Strike $100.00	(2,660)

532

6,384,000	Put, 08/20/21, Strike $100.00	(22,344)

	Invesco QQQ Trust Series

560

20,415,920	Put, 08/13/21, Strike $345.00	(44,520)

560

20,415,920	Put, 08/20/21, Strike $340.00	(61,600)

	iShares 20+ Year Treasury Bond

8,000

119,616,000	Call, 09/17/21, Strike $150.00	(2,412,000)

4,000

59,808,000	Put, 09/17/21, Strike $130.00	(92,000)

	Vanguard S&P 500 ETF

5,550

223,748,250	Put, 08/20/21, Strike $350.00	(222,000)

4,825

194,519,875	Put, 08/20/21, Strike $380.00	(615,188)

710

28,623,650	Call, 08/20/21, Strike $385.00	(1,405,800)

		(4,878,112)

	TOTAL WRITTEN OPTIONS (Premium $5,644,256)	(6,852,714)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $275,148,121.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

 Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (83.1%)

	Communication Services (9.2%)

4,873,000	Eventbrite, Inc.* 0.750%, 09/15/26	$4,608,396

12,500,000	Liberty Media Corp. 0.500%, 12/01/50*	13,842,750

10,750,000	1.375%, 10/15/23	14,294,168

8,000,000	Liberty Media Corp. / Liberty Formula One~ 1.000%, 01/30/23	10,595,680

6,537,000	Magnite, Inc.* 0.250%, 03/15/26	5,636,724

7,750,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	15,640,353

32,000,000	Snap, Inc. 0.000%, 05/01/27*	36,838,400

3,273,000	0.250%, 05/01/25	11,244,653

12,500,000	Twitter, Inc.^ 0.250%, 06/15/24	17,334,125

11,000,000	Zynga, Inc. 0.250%, 06/01/24	14,700,070

		144,735,319

	Consumer Discretionary (21.1%)

7,750,000	Airbnb, Inc.* 0.000%, 03/15/26	7,263,920

15,419,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	21,765,460

6,750,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	11,044,823

7,500,000	Cheesecake Factory, Inc. 0.375%, 06/15/26	7,035,750

11,000,000	Chegg, Inc.* 0.000%, 09/01/26	11,928,070

3,250,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	10,000,120

7,250,000	DISH Network Corp.* 0.000%, 12/15/25	8,485,400

15,250,000	DraftKings, Inc.* 0.000%, 03/15/28	13,387,060

16,750,000	Etsy, Inc.*^ 0.125%, 09/01/27	20,188,775

5,570,000	Expedia Group, Inc.*^ 0.000%, 02/15/26	5,988,975

15,250,000	Ford Motor Company* 0.000%, 03/15/26	16,341,137

7,500,000	LCI Industries* 1.125%, 05/15/26	8,088,300

5,517,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	5,577,025

14,750,000	Marriott Vacations Worldwide Corp.*^ 0.000%, 01/15/26	15,771,142

3,750,000	NCL Corp. Ltd. 6.000%, 05/15/24	7,356,488

5,285,000	NCL Corp., Ltd.* 5.375%, 08/01/25	8,363,724

3,750,000	RH 0.000%, 09/15/24^	11,729,663

3,250,000	0.000%, 06/15/23	11,085,718

20,500,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	26,414,250

PRINCIPAL AMOUNT		VALUE

7,750,000	Shake Shack, Inc.* 0.000%, 03/01/28	$7,262,603

2,700,000	Tesla, Inc. 2.000%, 05/15/24	29,922,615

4,000,000	Under Armour, Inc. 1.500%, 06/01/24	7,467,160

20,750,000	Vail Resorts, Inc.*~^ 0.000%, 01/01/26	20,951,482

7,750,000	Vroom, Inc.* 0.750%, 07/01/26	7,539,665

20,000,000	Wayfair, Inc.* 0.625%, 10/01/25	19,429,800

8,000,000	Winnebago Industries, Inc. 1.500%, 04/01/25	10,586,560

		330,975,685

	Consumer Staples (0.4%)

7,750,000	Beyond Meat, Inc.*^ 0.000%, 03/15/27	7,140,695

	Energy (0.7%)

7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	11,401,722

	Financials (1.0%)

7,500,000	Coinbase Global, Inc.* 0.500%, 06/01/26	7,572,525

7,500,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	7,597,200

		15,169,725

	Health Care (13.1%)

7,500,000	Bridgebio Pharma, Inc.* 2.250%, 02/01/29	6,854,025

4,630,000	CONMED Corp. 2.625%, 02/01/24	7,493,979

20,500,000	Dexcom, Inc. 0.250%, 11/15/25	23,376,355

2,772,000	Envista Holdings Corp. 2.375%, 06/01/25	5,913,036

15,500,000	Exact Sciences Corp. 0.375%, 03/15/27	18,739,965

7,750,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	7,100,318

16,975,000	Insulet Corp. 0.375%, 09/01/26	23,511,733

13,500,000	Integra LifeSciences Holdings Corp.^ 0.500%, 08/15/25	15,369,480

10,000,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	12,964,500

14,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	13,797,140

5,600,000	NuVasive, Inc. 0.375%, 03/15/25	5,450,424

7,500,000	Oak Street Health, Inc.* 0.000%, 03/15/26	7,942,950

11,250,000	Omnicell, Inc.* 0.250%, 09/15/25	17,721,113

10,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	11,003,800

6,805,000	Repligen Corp. 0.375%, 07/15/24	14,719,691

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	$2,453,580

10,000,000	Teladoc Health, Inc.^ 1.250%, 06/01/27	10,771,700

		205,183,789

	Industrials (6.3%)

4,500,000	Air Canada 4.000%, 07/01/25	6,866,775

7,000,000	Air Transport Services Group, Inc.~ 1.125%, 10/15/24	7,281,120

15,000,000	JetBlue Airways Corp.*^ 0.500%, 04/01/26	14,835,750

7,500,000	John Bean Technologies Corp.* 0.250%, 05/15/26	8,087,925

5,500,000	Middleby Corp.* 1.000%, 09/01/25	8,603,485

13,250,000	Southwest Airlines Company~ 1.250%, 05/01/25	19,468,225

7,500,000	Sunrun, Inc.* 0.000%, 02/01/26	6,697,275

27,500,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	26,861,725

		98,702,280

	Information Technology (28.6%)

9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	12,693,615

11,500,000	Bentley Systems, Inc.* 0.125%, 01/15/26	13,272,955

7,125,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	10,356,330

19,000,000	Coupa Software, Inc. 0.375%, 06/15/26	20,399,730

8,500,000	Datadog, Inc. 0.125%, 06/15/25	11,794,855

7,750,000	Enphase Energy, Inc.* 0.000%, 03/01/26	7,813,007

7,750,000	0.000%, 03/01/28^	7,860,515

2,750,000	Everbridge, Inc. 0.125%, 12/15/24	3,845,023

8,000,000	Five9, Inc. 0.500%, 06/01/25	12,938,880

6,500,000	LivePerson, Inc.* 0.000%, 12/15/26	7,037,680

28,525,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	31,305,332

7,750,000	MicroStrategy, Inc.* 0.000%, 02/15/27	5,744,145

7,500,000	MongoDB, Inc. 0.250%, 01/15/26	13,552,275

7,575,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	10,701,127

8,000,000	Okta, Inc. 0.125%, 09/01/25	11,674,080

4,750,000	0.375%, 06/15/26	5,991,840

15,000,000	ON Semiconductor Corp.*^ 0.000%, 05/01/27	15,963,000

9,500,000	Palo Alto Networks, Inc. 0.750%, 07/01/23~	14,679,590

6,250,000	0.375%, 06/01/25	8,966,937

7,500,000	Proofpoint, Inc. 0.250%, 08/15/24	9,454,275

PRINCIPAL AMOUNT		VALUE

3,500,000	Q2 Holdings, Inc. 0.750%, 06/01/26	$4,608,065

14,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	14,444,030

25,250,000	RingCentral, Inc. 0.000%, 03/01/25	26,704,905

21,750,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	28,299,142

8,898,000	Shopify, Inc.^ 0.125%, 11/01/25	11,732,636

10,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	14,600,005

20,000,000	Splunk, Inc. 1.125%, 06/15/27	19,603,600

12,500,000	Square, Inc.*^ 0.250%, 11/01/27	14,749,375

12,500,000	0.000%, 05/01/26	14,221,250

7,500,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	8,578,800

3,250,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	4,402,905

10,500,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	11,474,400

7,000,000	Workday, Inc. 0.250%, 10/01/22	11,333,350

9,250,000	Zendesk, Inc. 0.625%, 06/15/25	12,607,102

8,653,000	Zscaler, Inc. 0.125%, 07/01/25	14,458,298

		447,863,054

	Materials (1.2%)

7,500,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	9,382,575

8,241,000	MP Materials Corp.* 0.250%, 04/01/26	8,924,591

		18,307,166

	Real Estate (1.5%)

6,000,000	IH Merger Sub, LLC 3.500%, 01/15/22	10,734,060

12,000,000	Redfin Corp.* 0.000%, 10/15/25	13,013,640

		23,747,700

	TOTAL CONVERTIBLE BONDS (Cost $1,077,891,479)	1,303,227,135

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (12.2%)

	Communication Services (0.7%)

9,250	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	11,704,303

	Consumer Discretionary (1.1%)

92,520	Aptiv, PLC 5.500%, 06/15/23	17,371,555

	Financials (1.5%)

10,300	Bank of America Corp.~‡‡ 7.250%	15,239,365

See accompanying Notes to Schedule of Investments

 Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

107,870	KKR & Company, Inc.^ 6.000%, 09/15/23	$8,957,525

		24,196,890

	Health Care (3.4%)

157,130	Avantor, Inc. 6.250%, 05/15/22	18,172,084

80,360	Boston Scientific Corp. 5.500%, 06/01/23	9,873,030

12,375	Danaher Corp.^ 4.750%, 04/15/22	24,660,281

		52,705,395

	Industrials (1.0%)

129,110	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	15,234,980

	Information Technology (1.6%)

16,605	Broadcom, Inc. 8.000%, 09/30/22	25,643,766

	Utilities (2.9%)

74,990	AES Corp. 6.875%, 02/15/24	7,602,486

152,490	Dominion Energy, Inc. 7.250%, 06/01/22	15,207,828

174,515	NextEra Energy, Inc. 6.219%, 09/01/23^	9,055,583

149,730	4.872%, 09/01/22	8,799,632

86,590	5.279%, 03/01/23^	4,445,531

		45,111,060

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $148,556,174)	191,967,949

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.1%) #

	Information Technology (0.1%)

1,800	Micron Technology, Inc.

13,964,400	Call, 01/21/22, Strike $85.00 (Cost $1,569,662)	$886,500

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.5%)

69,006,486	JPMorgan Prime Money Market Fund - Capital Class, 0.070%***†	69,006,486

79,186,529	State Street Navigator Securities Lending Government Money Market Portfolio†	79,186,529

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $148,193,015)	148,193,015

VALUE
TOTAL INVESTMENTS (104.9%) (Cost $1,376,210,330)	$1,644,274,599

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.5%)	(148,193,015)

OTHER ASSETS, LESS LIABILITIES (4.6%)	72,043,037

NET ASSETS (100.0%)	$1,568,124,621

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New YorkBank and Trust	Canadian Dollar	10/28/21	15,990,000	$12,815,786	$(153,609)

					$(153,609)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $42,751,036.
^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (86.7%)

		Communication Services (11.7%)

1,100,000	EUR	America Movil, BV 0.000%, 03/02/24	$1,367,391

1,363,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	1,627,013

600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	1,337,627

50,000,000	JPY	CyberAgent, Inc. 0.000%, 02/17/23	588,638

50,000,000	JPY	0.000%, 02/19/25	625,833

1,205,000		iQIYI, Inc. 4.000%, 12/15/26	1,033,444

760,000		2.000%, 04/01/25	651,480

1,000,000		Kakao Corp. 0.000%, 04/28/23	1,517,520

710,000		Liberty Media Corp. 1.375%, 10/15/23	944,080

665,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	694,253

660,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	874,144

750,000		Momo, Inc. 1.250%, 07/01/25	633,795

1,174,000		Sea, Ltd. 2.375%, 12/01/25	3,649,449

4,133,000		Snap, Inc. 0.000%, 05/01/27*	4,757,910

1,032,000		0.750%, 08/01/26	3,378,613

2,711,000		Twitter, Inc. 0.000%, 03/15/26*	2,609,093

2,090,000		0.250%, 06/15/24^	2,898,266

1,000,000		Xiaomi Best Time International, Ltd.	1,039,940

1,442,000		Zynga, Inc. 0.250%, 06/01/24	1,927,045

			32,155,534

		Consumer Discretionary (16.1%)

1,366,000		Airbnb, Inc.* 0.000%, 03/15/26	1,280,324

613,000		Baozun, Inc. 1.625%, 05/01/24	558,320

957,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,350,901

600,000		Cie Generale des Etablissements Michelin SCA 0.000%, 01/10/22	652,908

900,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	1,470,706

2,719,000		DraftKings, Inc.* 0.000%, 03/15/28	2,386,847

1,200,000	CHF	Dufry One, BV 0.750%, 03/30/26	1,269,124

958,000		Etsy, Inc.* 0.125%, 09/01/27	1,154,677

993,000		Expedia Group, Inc.*^ 0.000%, 02/15/26	1,067,693

521,000		Fiverr International, Ltd.* 0.000%, 11/01/25	709,300

PRINCIPAL AMOUNT			VALUE

1,100,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	$1,301,129

600,000	EUR	HelloFresh, SE 0.750%, 05/13/25	1,218,338

969,000		Liberty Broadband Corp.* 2.750%, 09/30/50	1,040,299

1,958,000		MakeMyTrip, Ltd.* 0.000%, 02/15/28	1,979,303

1,303,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	1,393,207

2,700,000		Meituan 0.000%, 04/27/28	2,509,866

1,822,000		NCL Corp., Ltd.* 5.375%, 08/01/25	2,883,388

900,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	1,235,689

948,000		Peloton Interactive, Inc.* 0.000%, 02/15/26	897,064

2,243,000		Pinduoduo, Inc. 0.000%, 12/01/25	2,082,917

3,427,000		Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	4,415,690

416,000	EUR	SEB, SA 0.000%, 11/17/21	897,127

1,355,000		Shake Shack, Inc.* 0.000%, 03/01/28	1,269,784

1,000,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	1,134,031

980,000		Stride, Inc.* 1.125%, 09/01/27	895,857

116,000		Tesla, Inc. 2.000%, 05/15/24	1,285,564

2,043,000		Vroom, Inc.* 0.750%, 07/01/26	1,987,553

1,863,000		Wayfair, Inc.* 0.625%, 10/01/25	1,809,886

1,500,000	EUR	Zalando, SE 0.050%, 08/06/25	2,215,428

			44,352,920

		Consumer Staples (2.1%)

3,800,000		Carrefour, SA 0.000%, 03/27/24	3,905,906

100,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	916,503

729,000		Turning Point Brands, Inc. 2.500%, 07/15/24	871,119

			5,693,528

		Energy (1.9%)

2,141,000		Pioneer Natural Resources Company 0.250%, 05/15/25	3,149,817

2,000,000		TotalEnergies, SE 0.500%, 12/02/22	2,025,860

			5,175,677

		Financials (4.8%)

1,312,000		Coinbase Global, Inc.* 0.500%, 06/01/26	1,324,687

2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	2,837,490

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,000,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	$1,276,479

1,670,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	1,686,850

1,200,000		JPMorgan Chase Bank NA 0.000%, 08/07/22	1,414,032

900,000	EUR	LEG Immobilien, SE^ 0.875%, 09/01/25	1,361,670

1,700,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	2,207,800

130,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	1,220,025

			13,329,033

		Health Care (9.3%)

1,312,000		Bridgebio Pharma, Inc.* 2.250%, 02/01/29	1,198,997

650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	650,825

1,140,000		Dexcom, Inc. 0.250%, 11/15/25	1,299,953

600,000	EUR	GN Store Nord AS 0.000%, 05/21/24	904,392

1,372,000		Haemonetics Corp.* 0.000%, 03/01/26	1,165,679

1,372,000		Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	1,256,985

702,000		Innoviva, Inc. 2.500%, 08/15/25	782,351

970,000		Insulet Corp. 0.375%, 09/01/26	1,343,528

1,088,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	1,238,666

1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,678,903

240,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	2,602,055

1,241,000		NeoGenomics, Inc. 0.250%, 01/15/28	1,223,018

926,000		Novocure, Ltd.* 0.000%, 11/01/25	1,103,051

710,000		NuVasive, Inc. 0.375%, 03/15/25	691,036

2,561,000		Oak Street Health, Inc.* 0.000%, 03/15/26	2,712,253

950,000		Omnicell, Inc.* 0.250%, 09/15/25	1,496,449

		Pacira BioSciences, Inc.

1,045,000		0.750%, 08/01/25	1,149,897

113,000		2.375%, 04/01/22	120,672

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,358,468

630,000		Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	605,928

1,085,000		Teladoc Health, Inc. 1.250%, 06/01/27	1,168,729

			25,751,835

		Industrials (5.4%)

1,676,000		Air Canada 4.000%, 07/01/25	2,557,492

900,000	EUR	Duerr, AG 0.750%, 01/15/26	1,398,300

1,331,000		John Bean Technologies Corp.* 0.250%, 05/15/26	1,435,337

PRINCIPAL AMOUNT			VALUE

952,000		Middleby Corp.* 1.000%, 09/01/25	$1,489,185

1,173,000		Southwest Airlines Company 1.250%, 05/01/25	1,723,489

2,624,000		Sunrun, Inc.* 0.000%, 02/01/26	2,343,153

2,378,000		Uber Technologies, Inc.* 0.000%, 12/15/25	2,322,807

1,400,000		Vinci, SA^ 0.375%, 02/16/22	1,573,740

			14,843,503

		Information Technology (29.0%)

1,307,000		21Vianet Group, Inc.*^ 0.000%, 02/01/26	1,058,095

2,800,000	AUD	Afterpay, Ltd. 0.000%, 03/12/26	1,743,173

1,310,000		Akamai Technologies, Inc. 0.125%, 05/01/25	1,750,383

		Alteryx, Inc.

664,000		0.500%, 08/01/24	630,793

655,000		1.000%, 08/01/26	607,067

1,247,000		Bill.com Holdings, Inc.* 0.000%, 12/01/25	1,812,539

2,690,000		Coupa Software, Inc. 0.375%, 06/15/26	2,888,172

1,573,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,796,570

746,000		Datadog, Inc. 0.125%, 06/15/25	1,035,172

1,374,000		Dropbox, Inc.* 0.000%, 03/01/28	1,547,564

3,348,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	2,717,097

1,372,000		Enphase Energy, Inc.* 0.000%, 03/01/28	1,391,565

2,744,000		Fastly, Inc.* 0.000%, 03/15/26	2,398,805

330,000		FireEye, Inc. 1.625%, 06/01/35	330,218

1,126,000		Five9, Inc. 0.500%, 06/01/25	1,821,147

1,200,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	1,260,948

1,163,000		LivePerson, Inc.* 0.000%, 12/15/26	1,259,203

1,761,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	1,936,941

2,967,000		Microchip Technology, Inc. 0.125%, 11/15/24	3,256,193

2,764,000		MicroStrategy, Inc.* 0.000%, 02/15/27	2,048,622

1,362,000		New Relic, Inc. 0.500%, 05/01/23	1,362,599

		Nexi S.p.A

2,300,000	EUR	0.000%, 02/24/28	2,789,708

1,400,000	EUR	1.750%, 04/24/27	2,041,576

969,000		Nice, Ltd.*^ 0.000%, 09/15/25	1,099,902

1,325,000		Okta, Inc. 0.125%, 09/01/25	1,933,519

2,756,000		ON Semiconductor Corp.* 0.000%, 05/01/27	2,932,935

		Palo Alto Networks, Inc.

770,000		0.375%, 06/01/25	1,104,727

650,000		0.750%, 07/01/23	1,004,393

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

729,000		Pegasystems, Inc. 0.750%, 03/01/25	$827,459

1,110,000		Proofpoint, Inc. 0.250%, 08/15/24	1,399,233

1,930,000		Repay Holdings Corp.* 0.000%, 02/01/26	1,922,550

1,960,000		RingCentral, Inc.* 0.000%, 03/15/26	1,932,482

130,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	1,334,602

929,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	1,208,731

417,000		Shopify, Inc. 0.125%, 11/01/25	549,844

742,000		Silicon Laboratories, Inc. 0.625%, 06/15/25	1,007,740

983,200	EUR	SOITEC 0.000%, 10/01/25	2,742,754

1,430,000		Splunk, Inc. 1.125%, 09/15/25	1,729,828

2,190,000		Square, Inc.* 0.250%, 11/01/27	2,584,090

1,346,000		Tyler Technologies, Inc.* 0.250%, 03/15/26	1,539,609

1,200,000		Win Semiconductors Corp. 0.000%, 01/14/26	1,220,220

1,862,000		Wix.com, Ltd.* 0.000%, 08/15/25	2,034,794

1,870,000		Workday, Inc. 0.250%, 10/01/22	3,027,623

1,146,000		Workiva, Inc. 1.125%, 08/15/26	2,002,773

1,735,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,723,653

1,649,000		Zendesk, Inc. 0.625%, 06/15/25	2,247,472

790,000		Zscaler, Inc. 0.125%, 07/01/25	1,320,011

			79,915,094

		Materials (2.1%)

4,000,000		BASF, SE 0.925%, 03/09/23	4,014,480

50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	477,754

400,000	EUR	Symrise, AG 0.238%, 06/20/24	639,839

60,000,000	JPY	Teijin, Ltd. 0.000%, 12/10/21	548,234

			5,680,307

		Real Estate (4.3%)

700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	1,321,907

1,990,000		ESR Cayman, Ltd. 1.500%, 09/30/25	2,183,050

1,900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	2,342,203

525,000		IH Merger Sub, LLC 3.500%, 01/15/22	939,230

2,135,000		Redfin Corp.* 0.000%, 10/15/25	2,315,344

140,000,000	JPY	Relo Group, Inc. 0.000%, 12/17/27	1,313,247

PRINCIPAL AMOUNT		VALUE

1,400,000	Vingroup, JSC 3.000%, 04/20/26	$1,505,084

		11,920,065

	TOTAL CONVERTIBLE BONDS (Cost $211,426,367)	238,817,496

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.1%)

	Communication Services (0.4%)

845	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	1,069,204

	Financials (3.3%)

2,487	Bank of America Corp.‡‡ 7.250%	3,679,641

18,628	KKR & Company, Inc.^ 6.000%, 09/15/23	1,546,869

2,530	Wells Fargo & Company‡‡ 7.500%	3,826,650

		9,053,160

	Health Care (1.1%)

13,930	Avantor, Inc. 6.250%, 05/15/22	1,611,005

772	Danaher Corp. 4.750%, 04/15/22	1,538,403

		3,149,408

	Information Technology (1.1%)

1,995	Broadcom, Inc. 8.000%, 09/30/22	3,080,958

	Utilities (2.2%)

13,463	AES Corp. 6.875%, 02/15/24	1,364,879

12,955	American Electric Power Company, Inc. 6.125%, 03/15/22	651,248

13,250	DTE Energy Company 6.250%, 11/01/22	679,725

28,565	Essential Utilities, Inc. 6.000%, 04/30/22	1,732,467

31,000	NextEra Energy, Inc. 6.219%, 09/01/23	1,608,590

		6,036,909

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,715,373)	22,389,639

COMMON STOCK (0.5%)

	Utilities (0.5%)

9,489	Sempra Energy	1,239,738

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (1.8%)

		United States Treasury Note

2,693,000		1.875%, 05/31/22	$2,733,343

2,297,000		1.750%, 07/15/22	2,333,653

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,020,527)	5,066,996

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.3%) #

		Consumer Discretionary (0.1%)

		Alibaba Group Holding, Ltd.

167

3,259,673		Call, 11/19/21, Strike $250.00	45,257

81

1,581,039		Call, 11/19/21, Strike $220.00	60,750

		Industrials (0.2%)

348	EUR	Schneider Electric, SE

4,913,464		Call, 12/17/21, Strike 130.00	620,254

		TOTAL PURCHASED OPTIONS (Cost $910,290)	726,261

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.0%)

11,142,650		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $11,142,650)	11,142,650

TOTAL INVESTMENTS (101.4%) (Cost $247,517,314)			279,382,780

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.0%)			(11,142,650)

OTHER ASSETS, LESS LIABILITIES (2.6%)			7,090,430

NET ASSETS (100.0%)			$275,330,560

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
‡‡	Perpetual maturity.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2021
	Value	% of Total Investments
US Dollar	$228,006,189	81.6%
European Monetary Unit	32,149,670	11.5%
Japanese Yen	10,985,359	3.9%
Canadian Dollar	2,717,097	1.0%
British Pound Sterling	2,512,168	0.9%
Australian Dollar	1,743,173	0.6%
Swiss Franc	1,269,124	0.5%

Total Investments	$279,382,780	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

 Calamos Timpani Small Cap Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.9%)

	Communication Services (4.4%)

11,982	Cardlytics, Inc.#	$1,509,253

99,244	Chicken Soup For The Soul

	Entertainment, Inc.#	3,560,875

13,884	Gambling.com Group, Ltd.#	97,188

72,961	Integral Ad Science Holding

	Corp.#	1,276,088

126,088	Magnite, Inc.#	3,820,466

102,869	Tremor International, Ltd.#	2,264,146

142,361	ZipRecruiter, Inc. - Class A#	3,712,775

		16,240,791

	Consumer Discretionary (24.7%)

24,042	Asbury Automotive Group, Inc.#	4,939,669

54,605	Boot Barn Holdings, Inc.#	4,718,964

197,380	CarParts.com, Inc.#	3,475,862

46,427	Century Communities, Inc.	3,224,355

14,466	Chegg, Inc.#	1,282,122

27,872	Citi Trends, Inc.#	2,222,792

24,585	Crocs, Inc.#	3,338,889

9,989	Deckers Outdoor Corp.#	4,103,981

117,517	Everi Holdings, Inc.#	2,666,461

264,767	Full House Resorts, Inc.#	2,189,623

111,202	GrowGeneration Corp.#	4,522,585

67,365	Kirkland’s, Inc.#	1,310,923

39,673	Lithia Motors, Inc. - Class A	14,965,449

103,387	Lovesac Company#	6,275,591

35,713	Malibu Boats, Inc. - Class A#	2,987,750

147,847	OneSpaWorld Holdings, Ltd.#	1,460,728

99,971	OneWater Marine, Inc. - Class A	4,696,637

301,672	Party City Holdco, Inc.#	2,576,279

8,592	Polaris, Inc.	1,126,153

228,590	Porch Group, Inc.#	4,235,773

36,304	PubMatic, Inc. - Class A#	1,078,592

99,644	Quotient Technology, Inc.#	1,082,134

39,802	TopBuild Corp.#	8,067,467

45,754	YETI Holdings, Inc.#	4,407,483

		90,956,262

	Consumer Staples (2.3%)

120,415	Celsius Holdings, Inc.#	8,264,081

	Energy (1.3%)

66,199	Aspen Aerogels, Inc.#	2,492,392

81,238	Helmerich & Payne, Inc.	2,329,094

		4,821,486

	Financials (2.5%)

38,612	BRP Group, Inc. - Class A#	1,052,563

57,607	LPL Financial Holdings, Inc.	8,124,891

		9,177,454

	Health Care (28.5%)

41,600	Accolade, Inc.#	1,947,296

100,823	Alphatec Holdings, Inc.#	1,486,131

168,266	Apyx Medical Corp.#	1,514,394

204,962	Avid Bioservices, Inc.#	5,257,275

117,336	Axonics, Inc.#	7,972,981

33,462	BioLife Solutions, Inc.#	1,569,368

65,733	CareDx, Inc.#	5,524,201

99,272	Castle Biosciences, Inc.#	6,934,149

113,040	Cutera, Inc.#	5,872,428

NUMBER OF SHARES		VALUE

60,845	Eargo, Inc.#	$2,190,420

73,704	Establishment Labs Holdings,

	Inc.#	5,843,990

48,210	Exagen, Inc.#	574,663

120,654	iCAD, Inc.#	1,768,788

88,196	InfuSystem Holdings, Inc.#	1,609,577

10,326	Inogen, Inc.#	823,705

74,661	Inotiv, Inc.#	1,950,145

25,149	Inspire Medical Systems, Inc.#	4,606,291

7,169	Intellia Therapeutics, Inc.#	1,016,923

151,988	Itamar Medical, Ltd.#	2,997,203

36,981	Natera, Inc.#	4,235,064

328,742	Neuronetics, Inc.#	4,359,119

95,002	OptimizeRx Corp.#	5,250,761

97,638	Organogenesis Holdings, Inc.#	1,497,767

27,302	Phreesia, Inc.#	1,866,092

26,914	Pro-Dex, Inc.#	825,722

54,579	RadNet, Inc.#	2,005,232

9,291	Shockwave Medical, Inc.#	1,690,962

19,590	Staar Surgical Company#	2,505,953

600,395	Stereotaxis, Inc.#	5,469,598

42,977	Surgery Partners, Inc.#	2,344,825

129,007	Vericel Corp.#	6,829,631

676,220	ViewRay, Inc.#	4,490,101

		104,830,755

	Industrials (12.3%)

51,655	Advanced Drainage Systems, Inc.	6,306,559

112,056	Agrify Corp.#	2,140,270

8,747	Allegiant Travel Company#	1,662,980

90,214	Byrna Technologies, Inc.#	2,165,136

15,305	Generac Holdings, Inc.#	6,418,305

10,548	H&E Equipment Services, Inc.	358,948

15,051	Hydrofarm Holdings Group, Inc.#	742,616

153,670	Montrose Environmental Group,

	Inc.#	8,250,542

18,767	Saia, Inc.#	4,241,342

176,883	Shyft Group, Inc.	6,976,265

28,839	Trex Company, Inc.#	2,800,267

59,797	Upwork, Inc.#	3,096,887

		45,160,117

	Information Technology (19.9%)

23,421	ACM Research, Inc. - Class A#	2,174,874

32,789	Advanced Energy Industries, Inc.	3,401,859

78,491	Asana, Inc. - Class A#	5,577,570

23,990	BigCommerce Holdings, Inc.#	1,553,592

52,742	Brooks Automation, Inc.	4,694,565

61,138	Diodes, Inc.#	5,013,316

15,269	Five9, Inc.#	3,073,497

80,846	Ichor Holdings, Ltd.#	4,169,228

60,609	Lattice Semiconductor Corp.#	3,439,561

62,265	Privia Health Group, Inc.#	2,583,998

27,095	Rapid7, Inc.#	3,082,056

6,858	RingCentral, Inc. - Class A#	1,832,938

49,429	Shift4 Payments, Inc. - Class A#	4,408,573

29,968	SimilarWeb, Ltd.#	718,633

62,627	SiTime Corp.#	8,494,726

102,481	Sprout Social, Inc. - Class A#	9,104,412

27,024	Telos Corp.#	757,213

148,442	Varonis Systems, Inc.#	9,084,650

		73,165,261

See accompanying Notes to Schedule of Investments

Calamos Timpani Small Cap Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Materials (3.6%)

52,043	Ingevity Corp.#	$4,420,532

225,795	Ranpak Holdings Corp.#	5,784,868

85,013	Summit Materials, Inc. - Class A#	2,856,437

		13,061,837

	Real Estate (0.4%)

45,780	eXp World Holdings, Inc.#	1,644,418

	TOTAL COMMON STOCKS

	(Cost $272,955,233)	367,322,462

TOTAL INVESTMENTS (99.9%)

(Cost $272,955,233)		367,322,462

OTHER ASSETS, LESS LIABILITIES (0.1%)		295,379

NET ASSETS (100.0%)		$367,617,841

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

 Calamos Timpani SMID Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.8%)

	Communication Services (3.3%)

540	Cardlytics, Inc.#	$68,018

895	Gambling.com Group, Ltd.#	6,265

3,456	Integral Ad Science Holding Corp.#	60,446

6,588	Magnite, Inc.#	199,617

6,218	Tremor International, Ltd.#	136,858

601	Zillow Group, Inc. - Class C#	63,862

9,090	ZipRecruiter, Inc. - Class A#	237,067

		772,133

	Consumer Discretionary (21.9%)

990	Asbury Automotive Group, Inc.#	203,405

2,804	Boot Barn Holdings, Inc.#	242,322

9,948	CarParts.com, Inc.#	175,184

836	Century Communities, Inc.	58,060

3,157	Chegg, Inc.#	279,805

1,199	Citi Trends, Inc.#	95,620

1,393	Crocs, Inc.#	189,183

642	Deckers Outdoor Corp.#	263,766

1,731	DraftKings, Inc. - Class A#	83,953

675	Etsy, Inc.#	123,869

5,308	Everi Holdings, Inc.#	120,439

562	Five Below, Inc.#	109,264

1,175	Floor & Decor Holdings, Inc. - Class A#	143,362

5,861	GrowGeneration Corp.#	238,367

3,096	Kirkland’s, Inc.#	60,248

1,603	Levi Strauss & Company - Class A	44,115

2,554	Lithia Motors, Inc. - Class A	963,420

3,546	Lovesac Company#	215,242

1,579	Malibu Boats, Inc. - Class A#	132,099

9,353	OneSpaWorld Holdings, Ltd.#	92,408

13,975	Party City Holdco, Inc.#	119,346

544	Polaris, Inc.	71,302

301	Pool Corp.	143,824

12,864	Porch Group, Inc.#	238,370

2,327	PubMatic, Inc. - Class A#	69,135

2,195	TopBuild Corp.#	444,905

2,621	YETI Holdings, Inc.#	252,481

		5,173,494

	Consumer Staples (1.8%)

6,156	Celsius Holdings, Inc.#	422,486

	Energy (1.3%)

3,950	Aspen Aerogels, Inc.#	148,718

5,127	Helmerich & Payne, Inc.	146,991

		295,709

	Financials (3.3%)

2,105	Brown & Brown, Inc.	114,512

1,656	BRP Group, Inc. - Class A#	45,143

4,461	LPL Financial Holdings, Inc.	629,179

		788,834

	Health Care (22.9%)

1,952	Accolade, Inc.#	91,373

4,149	Alphatec Holdings, Inc.#	61,156

11,475	Avid Bioservices, Inc.#	294,334

6,122	Axonics, Inc.#	415,990

NUMBER OF SHARES		VALUE

1,793	BioLife Solutions, Inc.#	$84,092

3,577	CareDx, Inc.#	300,611

5,470	Castle Biosciences, Inc.#	382,080

5,387	Cutera, Inc.#	279,855

3,251	Eargo, Inc.#	117,036

3,169	Establishment Labs Holdings, Inc.#	251,270

5,706	Horizon Therapeutics, PLC#	570,714

3,885	iCAD, Inc.#	56,954

532	Inogen, Inc.#	42,438

1,350	Inspire Medical Systems, Inc.#	247,266

453	Intellia Therapeutics, Inc.#	64,258

1,040	Jazz Pharmaceuticals, PLC#	176,301

1,239	Natera, Inc.#	141,890

11,792	Neuronetics, Inc.#	156,362

2,281	Oak Street Health, Inc.#	143,794

1,886	OptimizeRx Corp.#	104,239

3,941	Organogenesis Holdings, Inc.#	60,455

3,437	RadNet, Inc.#	126,275

730	Repligen Corp.#	179,361

390	Shockwave Medical, Inc.#	70,980

602	Staar Surgical Company#	77,008

28,416	Stereotaxis, Inc.#	258,870

1,915	Surgery Partners, Inc.#	104,482

5,910	Vericel Corp.#	312,875

32,546	ViewRay, Inc.#	216,105

		5,388,424

	Industrials (15.3%)

3,308	Advanced Drainage Systems, Inc.	403,874

371	Allegiant Travel Company#	70,534

2,990	Axon Enterprise, Inc.#	556,200

3,391	Byrna Technologies, Inc.#	81,384

1,674	Generac Holdings, Inc.#	702,009

580	H&E Equipment Services, Inc.	19,737

970	Hydrofarm Holdings Group, Inc.#	47,860

8,789	Montrose Environmental Group, Inc.#	471,881

357	Old Dominion Freight Line, Inc.	96,087

960	Saia, Inc.#	216,960

9,361	Shyft Group, Inc.	369,198

2,102	Trex Company, Inc.#	204,104

1,159	Upwork, Inc.#	60,025

2,231	XPO Logistics, Inc.#	309,417

		3,609,270

	Information Technology (27.4%)

1,554	Advanced Energy Industries, Inc.	161,228

4,938	Asana, Inc. - Class A#	350,894

2,543	Brooks Automation, Inc.	226,352

2,976	Cloudflare, Inc. - Class A#	353,043

3,473	Diodes, Inc.#	284,786

8,799	Dynatrace, Inc.#	561,992

1,401	Elastic, NV#	207,432

1,591	Five9, Inc.#	320,252

3,192	Ichor Holdings, Ltd.#	164,611

3,353	Lattice Semiconductor Corp.#	190,283

2,664	Lightspeed POS, Inc.#	227,852

804	MongoDB, Inc.#	288,572

708	Monolithic Power Systems, Inc.	318,076

3,304	ON Semiconductor Corp.#	129,054

3,943	Privia Health Group, Inc.#	163,635

1,332	Rapid7, Inc.#	151,515

872	RingCentral, Inc.#	233,060

2,765	Shift4 Payments, Inc. - Class A#	246,610

See accompanying Notes to Schedule of Investments

Calamos Timpani SMID Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,924	SimilarWeb, Ltd.#	$46,138

3,551	SiTime Corp.#	481,658

5,955	Sprout Social, Inc. - Class A#	529,042

1,742	Telos Corp.#	48,811

8,477	Varonis Systems, Inc.#	518,792

1,051	Zscaler, Inc.#	247,941

		6,451,629

	Materials (2.3%)

2,734	Ingevity Corp.#	232,226

12,245	Ranpak Holdings Corp.#	313,717

		545,943

	Real Estate (0.3%)

2,174	eXp World Holdings, Inc.#	78,090

	TOTAL COMMON STOCKS (Cost $16,048,509)	23,526,012

TOTAL INVESTMENTS (99.8%) (Cost $16,048,509)		23,526,012

OTHER ASSETS, LESS LIABILITIES (0.2%)		51,085

NET ASSETS (100.0%)		$23,577,097

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

 Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.0%)

	Communication Services (13.9%)

40,930	Alphabet, Inc. - Class A#~	$110,287,113

12,900	Bumble, Inc. - Class A#^	656,352

3,858	Cardlytics, Inc.#^	485,954

254,650	Facebook, Inc. - Class A#~	90,731,795

6,429	Gambling.com Group, Ltd.#	45,003

24,708	Integral Ad Science Holding Corp.#	432,143

47,096	Magnite, Inc.#^	1,427,009

30,550	Netflix, Inc.#	15,811,764

23,020	Roku, Inc.#	9,859,696

12,500	Snap, Inc. - Class A#	930,250

44,631	Tremor International, Ltd.#	982,328

70,800	Walt Disney Company#	12,462,216

4,297	Zillow Group, Inc. - Class C#^	456,599

64,988	ZipRecruiter, Inc. - Class A#^	1,694,887

		246,263,109

	Consumer Discretionary (17.1%)

4,650	Airbnb, Inc. - Class A#	669,647

38,020	Amazon.com, Inc.#~	126,514,972

7,186	Asbury Automotive Group, Inc.#	1,476,436

20,046	Boot Barn Holdings, Inc.#	1,732,375

125,700	Caesars Entertainment, Inc.#	10,981,152

71,126	CarParts.com, Inc.#^	1,252,529

6,009	Century Communities, Inc.	417,325

22,691	Chegg, Inc.#^	2,011,103

5,700	Chipotle Mexican Grill, Inc. - Class A#	10,621,608

8,570	Citi Trends, Inc.#	683,457

10,012	Crocs, Inc.#	1,359,730

4,613	Deckers Outdoor Corp.#	1,895,251

12,374	DraftKings, Inc. - Class A#^	600,139

4,826	Etsy, Inc.#	885,619

38,235	Everi Holdings, Inc.#	867,552

4,039	Five Below, Inc.#	785,262

8,526	Floor & Decor Holdings, Inc. - Class A#	1,040,257

41,905	GrowGeneration Corp.#	1,704,276

22,247	Kirkland’s, Inc.#^	432,927

11,463	Levi Strauss & Company - Class A	315,462

18,259	Lithia Motors, Inc. - Class A	6,887,660

25,349	Lovesac Company#	1,538,684

30,600	Lululemon Athletica, Inc.#	12,245,202

11,456	Malibu Boats, Inc. - Class A#	958,409

158,900	NIKE, Inc. - Class B~	26,617,339

66,867	OneSpaWorld Holdings, Ltd.#	660,646

99,916	Party City Holdco, Inc.#^	853,283

3,890	Polaris, Inc.	509,862

2,163	Pool Corp.	1,033,525

91,967	Porch Group, Inc.#	1,704,149

16,724	PubMatic, Inc. - Class A#	496,870

78,500	Royal Caribbean Cruises, Ltd.#	6,034,295

75,350	Tesla, Inc.#	51,780,520

15,774	TopBuild Corp.#	3,197,232

31,100	Ulta Beauty, Inc.#	10,443,380

129,500	VF Corp.	10,385,900

18,737	YETI Holdings, Inc.#	1,804,935

		303,398,970

NUMBER OF SHARES		VALUE

	Consumer Staples (1.6%)

44,015	Celsius Holdings, Inc.#	$3,020,749

43,300	Constellation Brands, Inc. - Class A	9,713,922

24,700	Estee Lauder Companies Inc. - Class A	8,245,601

53,400	Walmart, Inc.	7,612,170

		28,592,442

	Energy (0.1%)

28,385	Aspen Aerogels, Inc.#	1,068,695

36,656	Helmerich & Payne, Inc.	1,050,928

		2,119,623

	Financials (3.7%)

53,400	American Express Company	9,106,302

15,124	Brown & Brown, Inc.	822,746

11,840	BRP Group, Inc. - Class A#^	322,758

109,800	Charles Schwab Corp.	7,460,910

2,800	Coinbase Global, Inc. - Class A#^	662,424

22,500	Goldman Sachs Group, Inc.	8,434,800

498,800	Huntington Bancshares, Inc.	7,023,104

31,896	LPL Financial Holdings, Inc.	4,498,612

54,700	Marsh & McLennan Companies, Inc.	8,052,934

542,000	SLM Corp.	10,205,860

201,000	Wells Fargo & Company	9,233,940

		65,824,390

	Health Care (11.4%)

14,015	Accolade, Inc.#^	656,042

18,750	Align Technology, Inc.#	13,046,250

29,664	Alphatec Holdings, Inc.#	437,247

82,040	Avid Bioservices, Inc.#	2,104,326

43,997	Axonics, Inc.#	2,989,596

12,822	BioLife Solutions, Inc.#^	601,352

242,296	Boston Scientific Corp.#	11,048,698

128,250	Bristol-Myers Squibb Company	8,704,327

25,574	CareDx, Inc.#	2,149,239

39,108	Castle Biosciences, Inc.#^	2,731,694

38,686	Cutera, Inc.#^	2,009,738

77,250	Danaher Corp.	22,981,102

44,700	Dexcom, Inc.#	23,043,297

23,364	Eargo, Inc.#^	841,104

80,452	Edwards Lifesciences Corp.#	9,032,346

102,000	Eli Lilly & Company	24,837,000

22,778	Establishment Labs Holdings, Inc.#	1,806,068

49,250	Exact Sciences Corp.#	5,311,120

41,006	Horizon Therapeutics, PLC#	4,101,420

27,900	iCAD, Inc.#	409,014

3,818	Inogen, Inc.#	304,562

9,696	Inspire Medical Systems, Inc.#	1,775,919

3,240	Intellia Therapeutics, Inc.#	459,594

46,800	IQVIA Holdings, Inc.#	11,592,360

7,476	Jazz Pharmaceuticals, PLC#	1,267,332

8,857	Natera, Inc.#	1,014,304

84,748	Neuronetics, Inc.#	1,123,758

16,305	Oak Street Health, Inc.#^	1,027,867

13,484	OptimizeRx Corp.#^	745,261

28,305	Organogenesis Holdings, Inc.#^	434,199

24,574	RadNet, Inc.#	902,849

5,244	Repligen Corp.#	1,288,451

2,786	Shockwave Medical, Inc.#	507,052

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

4,307	Staar Surgical Company#	$550,951

203,158	Stereotaxis, Inc.#	1,850,769

13,763	Surgery Partners, Inc.#	750,909

13,600	Thermo Fisher Scientific, Inc.	7,344,136

65,100	UnitedHealth Group, Inc.~	26,835,522

42,254	Vericel Corp.#^	2,236,927

232,677	ViewRay, Inc.#	1,544,975

		202,398,677

	Industrials (8.3%)

23,773	Advanced Drainage Systems, Inc.	2,902,446

294,700	Air Lease Corp. - Class A	12,483,492

2,652	Allegiant Travel Company#	504,198

21,376	Axon Enterprise, Inc.#	3,976,363

24,372	Byrna Technologies, Inc.#^	584,928

512,200	CSX Corp.	16,554,304

12,026	Generac Holdings, Inc.#	5,043,223

4,145	H&E Equipment Services, Inc.	141,054

85,900	Honeywell International, Inc.	20,082,561

6,969	Hydrofarm Holdings Group, Inc.#	343,850

45,200	L3Harris Technologies, Inc.	10,248,648

250,000	Lyft, Inc. - Class A#	13,830,000

62,839	Montrose Environmental Group,

	Inc.#	3,373,826

2,592	Old Dominion Freight Line, Inc.	697,637

193,100	Raytheon Technologies Corp.	16,790,045

6,905	Saia, Inc.#	1,560,530

66,927	Shyft Group, Inc.	2,639,601

15,106	Trex Company, Inc.#	1,466,793

239,350	Uber Technologies, Inc.#	10,402,151

76,600	Union Pacific Corp.	16,757,016

8,287	Upwork, Inc.#	429,184

29,210	Waste Management, Inc.	4,330,675

15,948	XPO Logistics, Inc.#	2,211,828

		147,354,353

	Information Technology (41.8%)

25,250	Adobe, Inc.#	15,696,157

11,108	Advanced Energy Industries, Inc.	1,152,455

772,300	Apple, Inc.	112,647,678

252,700	Applied Materials, Inc.	35,360,311

35,304	Asana, Inc. - Class A#^	2,508,702

6,400	ASML Holding, NV	4,907,136

18,184	Brooks Automation, Inc.	1,618,558

21,280	Cloudflare, Inc. - Class A#^	2,524,446

24,958	Diodes, Inc.#	2,046,556

63,188	Dynatrace, Inc.#	4,035,818

10,167	Elastic, NV#	1,505,326

60,900	Fidelity National Information Services, Inc.	9,077,145

11,372	Five9, Inc.#	2,289,070

22,820	Ichor Holdings, Ltd.#	1,176,827

19,300	Lam Research Corp.	12,302,013

23,975	Lattice Semiconductor Corp.#	1,360,581

19,135	Lightspeed POS, Inc.#^	1,636,617

278,900	Marvell Technology, Inc.	16,876,239

35,800	Mastercard, Inc. - Class A	13,816,652

301,300	Micron Technology, Inc.#	23,374,854

598,700	Microsoft Corp.~	170,575,617

5,747	MongoDB, Inc.#	2,062,713

5,086	Monolithic Power Systems, Inc.	2,284,936

371,600	NVIDIA Corp.	72,458,284

23,750	ON Semiconductor Corp.#	927,675

66,150	Paycom Software, Inc.#	26,460,000

142,850	PayPal Holdings, Inc.#~	39,359,460

28,187	Privia Health Group, Inc.#^	1,169,761

NUMBER OF SHARES		VALUE

9,565	Rapid7, Inc.#^	$1,088,019

6,232	RingCentral, Inc. - Class A#	1,665,627

134,250	salesforce.com, Inc.#	32,479,102

4,950	ServiceNow, Inc.#	2,910,056

19,768	Shift4 Payments, Inc. - Class A#^	1,763,108

13,817	SimilarWeb, Ltd.#^	331,332

25,390	SiTime Corp.#	3,443,900

82,550	Snowflake, Inc. - Class A#	21,935,186

42,578	Sprout Social, Inc. - Class A#	3,782,630

19,650	Square, Inc. - Class A#^	4,858,659

12,512	Telos Corp.#	350,586

80,700	Trade Desk, Inc. - Class A#	6,610,137

95,900	Twilio, Inc. - Class A#	35,827,281

16,500	Unity Software, Inc.#^	1,767,480

60,605	Varonis Systems, Inc.#	3,709,026

135,000	Visa, Inc. - Class A~	33,262,650

20,811	Zscaler, Inc.#	4,909,523

		741,905,889

	Materials (1.0%)

19,549	Ingevity Corp.#	1,660,492

43,750	Linde, PLC	13,448,312

87,546	Ranpak Holdings Corp.#	2,242,929

		17,351,733

	Real Estate (0.1%)

15,542	eXp World Holdings, Inc.#^	558,269

	TOTAL COMMON STOCKS (Cost $1,007,223,979)	1,755,767,455

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)

16,007,375	State Street Navigator Securities Lending Government Money Market Portfolio†	16,007,375

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $16,007,375)	16,007,375

TOTAL INVESTMENTS (99.9%) (Cost $1,023,231,354)		1,771,774,830

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)		(16,007,375)

OTHER ASSETS, LESS LIABILITIES (1.0%)		18,063,378

NET ASSETS (100.0%)		$1,773,830,833

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $17,059,907.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

 Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (20.4%)

	Communication Services (2.4%)
3,283,000	Eventbrite, Inc.* 0.750%, 09/15/26	$3,104,733
	Liberty Media Corp.
6,963,000	1.375%, 10/15/23	9,258,631
2,275,000	0.500%, 12/01/50*	2,519,380
8,050,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	10,661,903
2,090,000	Live Nation Entertainment, Inc. 2.500%, 03/15/23	2,724,754
3,259,000	Magnite, Inc.* 0.250%, 03/15/26	2,810,171
3,000,000	Match Group Financeco 2, Inc.* 0.875%, 06/15/26	5,706,720
2,500,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	5,045,275
10,510,000	Snap, Inc.* 0.000%, 05/01/27	12,099,112
3,520,000	Twitter, Inc. 0.250%, 06/15/24	4,881,290
5,000,000	Zynga, Inc. 0.250%, 06/01/24	6,681,850

		65,493,819

	Consumer Discretionary (5.0%)
2,775,000	Bloomin’ Brands, Inc. 5.000%, 05/01/25	6,260,566
13,861,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	19,566,188
7,115,000	Burlington Stores, Inc. 2.250%, 04/15/25	11,642,061
6,480,000	Chegg, Inc.* 0.000%, 09/01/26	7,026,718
1,800,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	5,538,528
6,230,000	DraftKings, Inc.* 0.000%, 03/15/28	5,468,943
3,575,000	Etsy, Inc.*^ 0.125%, 09/01/27	4,308,948
4,709,000	Expedia Group, Inc.*^ 0.000%, 02/15/26	5,063,211
6,280,000	Ford Motor Company* 0.000%, 03/15/26	6,729,334
2,878,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	2,909,313
7,235,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	7,735,879
12,585,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	16,215,772
6,185,000	Shake Shack, Inc.* 0.000%, 03/01/28	5,796,025
325,000	Tesla, Inc. 2.000%, 05/15/24	3,601,796
3,790,000	Under Armour, Inc. 1.500%, 06/01/24	7,075,134
7,040,000	Vail Resorts, Inc.* 0.000%, 01/01/26	7,108,358
5,300,000	Vroom, Inc.* 0.750%, 07/01/26	5,156,158

PRINCIPAL AMOUNT		VALUE
3,585,000	Wayfair, Inc.* 0.625%, 10/01/25	$3,482,792
2,980,000	Winnebago Industries, Inc.^ 1.500%, 04/01/25	3,943,494

		134,629,218

	Consumer Staples (0.2%)
6,215,000	Beyond Meat, Inc.* 0.000%, 03/15/27	5,726,377

	Energy (0.7%)
3,995,000	EQT Corp.^ 1.750%, 05/01/26	5,864,380
9,355,000	Pioneer Natural Resources Company^ 0.250%, 05/15/25	13,762,983

		19,627,363

	Financials (0.5%)
3,950,000	Ares Capital Corp. 4.625%, 03/01/24	4,332,202
3,975,000	JPMorgan Chase Bank NA*^ 0.125%, 01/01/23	4,239,178
5,255,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	5,323,105

		13,894,485

	Health Care (2.9%)
2,325,000	CONMED Corp. 2.625%, 02/01/24	3,763,175
6,035,000	Dexcom, Inc. 0.250%, 11/15/25	6,881,771
3,899,000	Envista Holdings Corp.^ 2.375%, 06/01/25	8,317,074
9,280,000	Exact Sciences Corp.^ 0.375%, 03/15/27	11,219,798
3,272,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	2,997,708
4,920,000	Insulet Corp. 0.375%, 09/01/26	6,814,594
3,365,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	3,830,985
7,800,000	Jazz Investments I, Ltd. 2.000%, 06/15/26	10,112,310
5,995,000	NeoGenomics, Inc. 0.250%, 01/15/28	5,908,132
3,730,000	Oak Street Health, Inc.* 0.000%, 03/15/26	3,950,294
5,250,000	Omnicell, Inc.* 0.250%, 09/15/25	8,269,853
7,150,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	7,867,717

		79,933,411

	Industrials (3.7%)
6,240,000	Air Canada 4.000%, 07/01/25	9,521,928
3,950,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	4,108,632
1,300,000	Chart Industries, Inc.* 1.000%, 11/15/24	3,476,005

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
7,460,000	JetBlue Airways Corp.*^ 0.500%, 04/01/26	$7,378,313
10,465,000	John Bean Technologies Corp.* 0.250%, 05/15/26	11,285,351
8,645,000	Middleby Corp.* 1.000%, 09/01/25	13,523,114
3,192,000	Parsons Corp.*^ 0.250%, 08/15/25	3,368,486
20,125,000	Southwest Airlines Company^ 1.250%, 05/01/25	29,569,662
6,115,000	Sunrun, Inc.*^ 0.000%, 02/01/26	5,460,512
13,615,000	Uber Technologies, Inc.*^ 0.000%, 12/15/25	13,298,996

		100,990,999

	Information Technology (4.2%)
3,154,000	Bill.com Holdings, Inc.* 0.000%, 12/01/25	4,584,402
5,530,000	Coupa Software, Inc.^ 0.375%, 06/15/26	5,937,395
1,960,000	Datadog, Inc. 0.125%, 06/15/25	2,719,755
	Enphase Energy, Inc.*
4,990,000	0.000%, 03/01/28	5,061,157
2,207,000	0.000%, 03/01/26	2,224,943
1,822,000	Five9, Inc. 0.500%, 06/01/25	2,946,830
4,895,000	Itron, Inc.* 0.000%, 03/15/26	5,014,976
5,805,000	LivePerson, Inc.* 0.000%, 12/15/26	6,285,190
11,597,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	12,727,360
2,235,000	Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	3,157,362
4,920,000	Okta, Inc.^ 0.125%, 09/01/25	7,179,559
	ON Semiconductor Corp.
6,480,000	0.000%, 05/01/27*^	6,896,016
2,230,000	1.625%, 10/15/23	4,325,642
3,825,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	5,487,766
7,310,000	Repay Holdings Corp.* 0.000%, 02/01/26	7,281,783
6,495,000	RingCentral, Inc. 0.000%, 03/01/25	6,869,242
4,638,000	Shift4 Payments, Inc.* 0.000%, 12/15/25	6,034,548
1,358,000	Shopify, Inc.^ 0.125%, 11/01/25	1,790,618
3,322,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	4,511,741
2,275,000	Square, Inc.*^
	0.000%, 05/01/26	2,588,268
2,282,000	Wix.com, Ltd.*^ 0.000%, 08/15/25	2,493,770
2,255,000	Workday, Inc. 0.250%, 10/01/22	3,650,958
2,907,000	Zscaler, Inc. 0.125%, 07/01/25	4,857,306

		114,626,587

PRINCIPAL AMOUNT		VALUE

	Materials (0.1%)
2,485,000	MP Materials Corp.*^ 0.250%, 04/01/26	$2,691,131

	Real Estate (0.7%)
5,340,000	IH Merger Sub, LLC 3.500%, 01/15/22	9,553,313
3,315,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	3,719,993
5,495,000	Redfin Corp.* 0.000%, 10/15/25	5,959,163

		19,232,469

	TOTAL CONVERTIBLE BONDS (Cost $462,910,034)	556,845,859

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.3%)

	Communication Services (0.7%)
15,280	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	19,334,243

	Consumer Discretionary (0.7%)
106,325	Aptiv, PLC^ 5.500%, 06/15/23	19,963,582

	Financials (0.8%)
80,250	AMG Capital Trust II^ 5.150%, 10/15/37	4,720,064
214,825	KKR & Company, Inc.^ 6.000%, 09/15/23	17,839,068

		22,559,132

	Health Care (1.5%)
81,055	Avantor, Inc. 6.250%, 05/15/22	9,374,011
94,735	Boston Scientific Corp.^ 5.500%, 06/01/23	11,639,142
9,890	Danaher Corp.^ 4.750%, 04/15/22	19,708,297

		40,721,450

	Industrials (1.2%)
59,310	Colfax Corp. 5.750%, 01/15/22	10,994,888
176,425	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	20,818,150

		31,813,038

	Information Technology (0.7%)
12,805	Broadcom, Inc. 8.000%, 09/30/22	19,775,274

	Utilities (2.7%)
73,905	AES Corp.^ 6.875%, 02/15/24	7,492,489
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^§** 4.566%, 09/15/29	5,355,368

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE
140,435	Dominion Energy, Inc. 7.250%, 06/01/22	$14,005,583
273,280	DTE Energy Company 6.250%, 11/01/22	14,019,264
141,390	Essential Utilities, Inc. 6.000%, 04/30/22	8,575,303
	NextEra Energy, Inc.
326,000	4.872%, 09/01/22	19,159,020
88,405	6.219%, 09/01/23^	4,587,335

		73,194,362

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $173,750,581)	227,361,081

COMMON STOCKS (68.6%)

	Communication Services (7.9%)
39,080	Alphabet, Inc. - Class A#~	105,302,232
321,635	Comcast Corp. - Class A	18,921,787
152,330	Facebook, Inc. - Class A#	54,275,179
27,710	Netflix, Inc.#	14,341,865
126,745	Walt Disney Company#	22,309,655

		215,150,718

	Consumer Discretionary (7.8%)
28,060	Amazon.com, Inc.#	93,372,175
165,770	General Motors Company#	9,422,367
84,115	Home Depot, Inc.	27,605,702
58,410	Lowe’s Companies, Inc.	11,255,023
47,685	McDonald’s Corp.	11,573,626
207,960	MGM Resorts International	7,804,739
100,640	NIKE, Inc. - Class B	16,858,206
66,830	Starbucks Corp.	8,115,167
47,470	Target Corp.	12,392,044
12,620	Tesla, Inc.#	8,672,464
100,120	TJX Companies, Inc.	6,889,257

		213,960,770

	Consumer Staples (4.6%)
408,935	Coca-Cola Company	23,321,563
28,785	Costco Wholesale Corp.	12,369,490
215,050	Mondelez International, Inc. - Class A	13,604,063
98,075	PepsiCo, Inc.	15,392,871
129,500	Philip Morris International, Inc.	12,961,655
152,560	Procter & Gamble Company	21,698,609
109,455	Sysco Corp.	8,121,561
117,332	Walmart, Inc.	16,725,677

		124,195,489

	Energy (2.0%)
216,685	Chevron Corp.	22,060,700
258,910	Exxon Mobil Corp.	14,905,449
141,960	Hess Corp.	10,851,422
111,565	Marathon Petroleum Corp.	6,160,619

		53,978,190

	Financials (8.7%)
99,710	American International Group, Inc.	4,721,269
43,888	Assurant, Inc.	6,925,965
727,315	Bank of America Corp.~	27,899,803
9,110	BlackRock, Inc.	7,899,919
240,040	Charles Schwab Corp.	16,310,718
64,430	Chubb, Ltd.	10,871,918

NUMBER OF SHARES		VALUE
253,435	Citigroup, Inc.	$17,137,275
84,145	Discover Financial Services	10,460,906
43,170	Goldman Sachs Group, Inc.	16,183,570
111,325	Intercontinental Exchange, Inc.	13,340,075
232,540	JPMorgan Chase & Company~	35,294,921
299,725	KeyCorp	5,892,593
122,180	Marsh & McLennan Companies, Inc.	17,987,340
284,810	Morgan Stanley	27,336,064
37,360	Northern Trust Corp.	4,216,076
127,650	US Bancorp	7,089,681
162,855	Wells Fargo & Company~	7,481,559

		237,049,652

	Health Care (7.8%)
59,960	Abbott Laboratories	7,253,961
102,725	AbbVie, Inc.	11,946,918
46,845	Agilent Technologies, Inc.	7,178,059
15,820	Anthem, Inc.	6,075,038
148,470	Baxter International, Inc.	11,484,155
128,820	Bristol-Myers Squibb Company	8,743,013
72,300	Edwards Lifesciences Corp.#	8,117,121
25,645	Eli Lilly & Company	6,244,558
26,750	Humana, Inc.	11,391,755
6,485	Intuitive Surgical, Inc.#	6,429,618
129,370	Johnson & Johnson~	22,277,514
156,780	Medtronic, PLC~	20,586,782
222,685	Merck & Company, Inc.	17,117,796
244,925	Pfizer, Inc.	10,485,239
17,665	Stryker Corp.	4,786,155
17,705	Thermo Fisher Scientific, Inc.	9,560,877
92,715	UnitedHealth Group, Inc.	38,218,977
22,415	Vertex Pharmaceuticals, Inc.#	4,518,416

		212,415,952

	Industrials (6.0%)
474,725	Carrier Global Corp.	26,228,556
813,840	CSX Corp.	26,303,309
12,540	FedEx Corp.	3,510,573
120,840	Honeywell International, Inc.	28,251,184
87,210	JB Hunt Transport Services, Inc.	14,690,524
58,345	Northrop Grumman Corp.	21,180,402
400,075	Raytheon Technologies Corp.	34,786,521
42,150	Union Pacific Corp.	9,220,734

		164,171,803

	Information Technology (20.4%)
57,015	Accenture, PLC - Class A	18,112,525
31,970	Adobe, Inc.#	19,873,511
37,580	Advanced Micro Devices, Inc.#	3,990,620
982,945	Apple, Inc.~	143,372,358
185,485	Cisco Systems, Inc.	10,270,305
100,905	Fidelity National Information Services, Inc.	15,039,890
37,285	Global Payments, Inc.	7,211,292
40,850	Lam Research Corp.	26,038,199
102,200	Marvell Technology, Inc.	6,184,122
61,095	Mastercard, Inc. - Class A	23,579,004
133,330	Micron Technology, Inc.#	10,343,741
486,955	Microsoft Corp.~	138,738,349
196,720	NVIDIA Corp.	38,358,433
23,310	PayPal Holdings, Inc.#	6,422,604
42,205	QUALCOMM, Inc.	6,322,309
72,820	salesforce.com, Inc.#	17,617,343
18,370	ServiceNow, Inc.#	10,799,539
27,515	Skyworks Solutions, Inc.	5,076,793

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE
73,010	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	$8,515,886
168,980	Visa, Inc. - Class A	41,634,982

		557,501,805

	Materials (2.3%)
43,260	Celanese Corp. - Class A	6,738,610
414,490	Freeport-McMoRan, Inc.	15,792,069
72,650	Linde, PLC	22,331,883
81,855	PPG Industries, Inc.	13,384,930
17,435	Vulcan Materials Company	3,138,126

		61,385,618

	Real Estate (1.1%)
60,195	American Tower Corp.	17,023,146
61,825	Crown Castle International Corp.	11,937,789

		28,960,935

	TOTAL COMMON STOCKS (Cost $823,660,946)	1,868,770,932

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #

	Consumer Discretionary (0.1%)
	Tesla, Inc.
140
9,620,800	Call, 09/17/21, Strike $850.00	95,550
140
9,620,800	Call, 01/21/22, Strike $750.00	1,047,550

		1,143,100

	Other (0.2%)
	iShares MSCI EAFE ETF
26,890
213,748,610	Call, 09/17/21, Strike $82.00	1,344,500
11,550
91,810,950	Call, 12/17/21, Strike $85.00	537,075
9,000	iShares MSCI Emerging Markets
46,440,000	Call, 09/17/21, Strike $57.00	121,500
835	iShares Russell 2000 ETF
18,457,675	Call, 09/17/21, Strike $225.00	465,095
155	S&P 500 Index
68,126,530	Put, 09/30/21, Strike $4,000.00	561,100
	S&P 500 Index
155
68,126,530	Put, 12/31/21, Strike $4,050.00	1,669,350
95
41,754,970	Put, 12/31/21, Strike $4,300.00	1,565,600

		6,264,220

	TOTAL PURCHASED OPTIONS (Cost $16,031,620)	7,407,320

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.1%)
54,768,343	JPMorgan Prime Money Market Fund - Capital Class, 0.070%***† (Cost $54,768,343)	$54,768,343
56,710,266	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $56,710,266)	56,710,266

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $111,478,609)	111,478,609

TOTAL INVESTMENTS (101.7%) (Cost $1,587,831,790)		2,771,863,801

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.1%)		(111,478,609)

OTHER ASSETS, LESS LIABILITIES (2.4%)		65,744,894

NET ASSETS (100.0%)		$2,726,130,086

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Consumer Discretionary (0.0%)
	Tesla, Inc.
140
9,620,800	Put, 09/17/21, Strike $600.00	(235,900)
140
9,620,800	Put, 01/21/22, Strike $500.00	(395,850)

		(631,750)

	Information Technology (0.0%)
410	Paypal Holdings, Inc.
11,296,730	Put, 09/17/21, Strike $270.00	(366,950)

		(366,950)

	TOTAL WRITTEN OPTIONS (Premium $1,351,790)	(998,700)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	10/28/21	223,695,000	$7,999,764	$20,852
Bank of New York	Canadian Dollar	10/28/21	10,013,000	8,025,295	(96,190)

					$(75,338)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2021.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $10,750,982.
***	The rate disclosed is the 7 day net yield as of July 31, 2021.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.1%)

	Communication Services (10.0%)
275	Alphabet, Inc. - Class C#	$743,715
2,016	AT&T, Inc.	56,549
3,025	Comcast Corp. - Class A	177,961
1,020	Facebook, Inc. - Class A#	363,426
200	Netflix, Inc.#	103,514
490	T-Mobile US, Inc.#	70,570
935	Walt Disney Company#	164,579

		1,680,314

	Consumer Discretionary (13.4%)
200	Amazon.com, Inc.#	665,518
705	Aptiv, PLC#	117,629
40	Booking Holdings, Inc.#	87,130
525	Dick’s Sporting Goods, Inc.^	54,674
1,370	General Motors Company#	77,871
560	Home Depot, Inc.	183,786
535	Lowe’s Companies, Inc.	103,089
425	McDonald’s Corp.	103,152
2,590	MGM Resorts International	97,203
1,195	NIKE, Inc. - Class B	200,174
970	Royal Caribbean Cruises, Ltd.#	74,564
690	Starbucks Corp.	83,787
655	Target Corp.	170,988
80	Tesla, Inc.#	54,976
2,160	TJX Companies, Inc.	148,630
1,185	Under Armour, Inc. - Class A#	24,233

		2,247,404

	Consumer Staples (5.8%)
2,945	Coca-Cola Company	167,953
225	Costco Wholesale Corp.	96,687
1,440	Mondelez International, Inc.	91,094
630	PepsiCo, Inc.	98,879
1,025	Philip Morris International, Inc.	102,592
1,065	Procter & Gamble Company	151,475
1,520	Sysco Corp.	112,784
1,030	Walmart, Inc.	146,827

		968,291

	Energy (3.4%)
1,390	Chevron Corp.	141,516
1,080	ConocoPhillips	60,545
2,390	Exxon Mobil Corp.	137,592
1,370	Hess Corp.	104,723
1,190	Marathon Petroleum Corp.	65,712
410	Pioneer Natural Resources Company	59,601

		569,689

	Financials (11.8%)
299	American Express Company	50,988
360	American International Group, Inc.	17,046
495	Assurant, Inc.	78,116
5,200	Bank of America Corp.	199,472
60	BlackRock, Inc.	52,030
2,050	Charles Schwab Corp.	139,298
495	Chubb, Ltd.	83,526
1,875	Citigroup, Inc.	126,788
670	Discover Financial Services	83,294
435	Goldman Sachs Group, Inc.	163,073

NUMBER OF SHARES		VALUE
900	Intercontinental Exchange, Inc.	$107,847
1,700	JPMorgan Chase & Company	258,026
3,195	KeyCorp	62,814
760	Marsh & McLennan Companies, Inc.	111,887
2,090	Morgan Stanley	200,598
400	Northern Trust Corp.	45,140
1,310	US Bancorp	72,757
2,755	Wells Fargo & Company	126,565

		1,979,265

	Health Care (11.0%)
1,200	Abbott Laboratories	145,176
1,065	AbbVie, Inc.	123,860
310	Agilent Technologies, Inc.	47,501
120	Amgen, Inc.	28,985
110	Anthem, Inc.	42,241
1,060	Baxter International, Inc.	81,991
1,495	Bristol-Myers Squibb Company	101,466
380	Danaher Corp.	113,046
530	Eli Lilly & Company	129,055
163	Humana, Inc.	69,415
905	Johnson & Johnson	155,841
1,185	Medtronic, PLC	155,602
1,720	Merck & Company, Inc.	132,216
1,985	Pfizer, Inc.	84,978
215	Stryker Corp.	58,252
180	Thermo Fisher Scientific, Inc.	97,202
655	UnitedHealth Group, Inc.	270,004

		1,836,831

	Industrials (8.6%)
3,975	Carrier Global Corp.	219,619
6,150	CSX Corp.	198,768
170	FedEx Corp.	47,592
1,075	Fortive Corp.	78,109
800	Honeywell International, Inc.	187,032
550	JB Hunt Transport Services, Inc.	92,647
265	Northrop Grumman Corp.	96,200
2,505	Raytheon Technologies Corp.	217,810
2,460	Southwest Airlines Company#	124,279
495	Stanley Black & Decker, Inc.	97,540
355	Union Pacific Corp.	77,660

		1,437,256

	Information Technology (29.2%)
510	Accenture, PLC - Class A	162,017
210	Adobe, Inc.#	130,542
7,685	Apple, Inc.	1,120,934
830	Applied Materials, Inc.	116,142
390	Broadcom, Inc.	189,306
1,995	Cisco Systems, Inc.	110,463
820	Fidelity National Information Services, Inc.	122,221
465	Global Payments, Inc.	89,936
1,435	Intel Corp.	77,088
255	Intuit, Inc.	135,142
205	Lam Research Corp.	130,669
740	Marvell Technology, Inc.	44,777
540	Mastercard, Inc. - Class A	208,407
500	Microchip Technology, Inc.	71,560
965	Micron Technology, Inc.#	74,865
3,525	Microsoft Corp.	1,004,308
1,500	NVIDIA Corp.	292,485

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,365	Oracle Corp.	$118,946
190	PayPal Holdings, Inc.#	52,351
390	QUALCOMM, Inc.	58,422
385	salesforce.com, Inc.#	93,143
120	ServiceNow, Inc.#	70,547
215	Skyworks Solutions, Inc.	39,670
490	Texas Instruments, Inc.	93,404
1,135	Visa, Inc. - Class A	279,653

		4,886,998

	Materials (3.0%)
275	Celanese Corp.	42,837
2,630	Freeport-McMoRan, Inc.	100,203
470	Linde, PLC	144,473
410	LyondellBasell Industries NV- Class A	40,725
530	PPG Industries, Inc.	86,666
60	Sherwin-Williams Company	17,462
360	Vulcan Materials Company	64,796

		497,162

	Real Estate (1.0%)
330	American Tower Corp.	93,324
395	Crown Castle International Corp.	76,271

		169,595

	Utilities (1.9%)
915	Dominion Energy, Inc.	68,506
685	DTE Energy Company	80,364
2,160	NextEra Energy, Inc.	168,264

		317,134

	TOTAL COMMON STOCKS (Cost $8,946,790)	16,589,939

EXCHANGE-TRADED FUND (0.2%)

	Other (0.2%)
240	iShares Nasdaq Biotechnology ETF^ (Cost $31,125)	39,787

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
90,156	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $90,156)	90,156

TOTAL INVESTMENTS (99.8%) (Cost $9,068,071)		16,719,882

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(90,156)

OTHER ASSETS, LESS LIABILITIES (0.7%)		120,047

NET ASSETS (100.0%)		$16,749,773

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

See accompanying Notes to Schedule of Investments

Calamos Select Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.3%)

	Communication Services (10.4%)

1,006	Alphabet, Inc. - Class A#	$2,710,697

5,155	Facebook, Inc. - Class A#	1,836,727

675	Netflix, Inc.#	349,360

3,072	Walt Disney Company#	540,733

		5,437,517

	Consumer Discretionary (12.1%)

764	Amazon.com, Inc.#	2,542,279

3,450	Aptiv, PLC#	575,632

1,328	Lululemon Athletica, Inc.#	531,426

5,766	NIKE, Inc. - Class B	965,863

4,506	Starbucks Corp.	547,163

950	Tesla, Inc.#	652,840

6,827	TJX Companies, Inc.	469,766

		6,284,969

	Consumer Staples (8.2%)

12,196	Coca-Cola Company	695,538

4,097	Constellation Brands, Inc. - Class A	919,121

1,910	Estee Lauder Companies Inc. - Class A	637,615

8,300	Mondelez International, Inc. - Class A	525,058

5,965	Sysco Corp.	442,603

7,438	Walmart, Inc.	1,060,287

		4,280,222

	Energy (2.5%)

4,180	Chevron Corp.	425,566

11,687	Hess Corp.	893,354

		1,318,920

	Financials (12.1%)

5,322	American Express Company	907,561

14,352	Bank of America Corp.	550,543

7,765	Charles Schwab Corp.	527,632

2,274	Chubb, Ltd.	383,715

5,427	Discover Financial Services	674,685

1,305	Goldman Sachs Group, Inc.	489,218

5,495	JPMorgan Chase & Company	834,031

9,450	Morgan Stanley	907,011

22,590	Wells Fargo & Company	1,037,784

		6,312,180

	Health Care (12.1%)

12,122	Boston Scientific Corp.#	552,763

5,484	Bristol-Myers Squibb Company	372,199

3,465	Danaher Corp.	1,030,803

853	Dexcom, Inc.#	439,730

4,355	Edwards Lifesciences Corp.#	488,936

6,759	Eli Lilly & Company	1,645,816

2,870	Exact Sciences Corp.#	309,501

1,040	IQVIA Holdings, Inc.#	257,608

2,885	UnitedHealth Group, Inc.	1,189,255

		6,286,611

	Industrials (10.2%)

10,400	Air Lease Corp. - Class A	440,544

11,300	Carrier Global Corp.	624,325

NUMBER OF SHARES		VALUE

23,778	CSX Corp.	$768,505

3,146	Honeywell International, Inc.	735,503

7,324	Raytheon Technologies Corp.	636,822

10,371	Southwest Airlines Company#	523,943

9,269	Uber Technologies, Inc.#	402,831

2,049	Union Pacific Corp.	448,239

4,940	Waste Management, Inc.	732,404

		5,313,116

	Information Technology (26.0%)

22,261	Apple, Inc.	3,246,990

5,400	Applied Materials, Inc.	755,622

1,156	Broadcom, Inc.	561,122

3,107	Fidelity National Information Services, Inc.	463,098

1,149	Mastercard, Inc. - Class A	443,445

6,336	Micron Technology, Inc.#	491,547

11,321	Microsoft Corp.	3,225,466

6,536	NVIDIA Corp.	1,274,455

1,349	Paycom Software, Inc.#	539,600

2,027	PayPal Holdings, Inc.#	558,499

2,390	salesforce.com, Inc.#	578,213

1,470	Twilio, Inc. - Class A#	549,177

3,427	Visa, Inc. - Class A	844,379

		13,531,613

	Materials (2.4%)

3,360	Celanese Corp. - Class A	523,387

2,400	Linde, PLC	737,736

		1,261,123

	Utilities (2.3%)

6,728	Dominion Energy, Inc.	503,725

9,063	NextEra Energy, Inc.	706,008

		1,209,733

	TOTAL COMMON STOCKS (Cost $33,418,369)	51,236,004

TOTAL INVESTMENTS (98.3%) (Cost $33,418,369)		51,236,004

OTHER ASSETS, LESS LIABILITIES (1.7%)		870,388

NET ASSETS (100.0%)		$52,106,392

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (0.6%)

		Financials (0.6%)

389,000	BRL	Banco Bradesco, SA 0.000% (Cost $2,173,194)	$1,811,213

COMMON STOCKS (99.0%)

		Communication Services (4.4%)

10,700	EUR	CTS Eventim, AG & Company KGaA#	727,012

5,700	KRW	NAVER Corp.	2,148,338

19,680		Sea, Ltd.#	5,434,829

74,300	HKD	Tencent Holdings, Ltd.	4,480,895

			12,791,074

		Consumer Discretionary (17.6%)

26,262		Alibaba Group Holding, Ltd.#~	5,126,080

33,100		Aptiv, PLC#~	5,522,735

38,150		Capri Holdings, Ltd.#	2,148,227

126,200	GBP	Compass Group, PLC#	2,666,591

39,500	EUR	Daimler, AG	3,524,957

41,000	INR	Dixon Technologies India, Ltd.#	2,375,109

147,250	EUR	Global Fashion Group, SA#	2,003,106

12,200		Global-e Online, Ltd.#	849,608

334,000	HKD	Li Ning Company, Ltd.	3,527,478

7,100		Lululemon Athletica, Inc.#	2,841,207

8,100	EUR	LVMH Moet Hennessy Louis Vuitton, SE	6,485,403

22,100	CAD	Magna International, Inc.	1,852,886

43,900	EUR	Moncler S.p.A	3,015,170

64,000	GBP	Persimmon, PLC	2,581,607

31,500	EUR	Publicis Groupe, SA	1,988,614

17,700	EUR	Puma, SE	2,171,248

22,300		Sony Group Corp.^	2,325,890

			51,005,916

		Consumer Staples (2.5%)

11,700	DKK	Carlsberg AS - Class B	2,161,989

4,800	EUR	L’Oreal, SA	2,195,969

22,500	CHF	Nestle, SA	2,849,167

			7,207,125

		Energy (1.7%)

87,800	CAD	Canadian Natural Resources, Ltd.	2,897,344

45,600	EUR	TotalEnergies, SE	1,988,466

			4,885,810

		Financials (13.9%)

313,200	HKD	AIA Group, Ltd.	3,747,676

20,300	CAD	Bank of Montreal^	2,009,986

29,200	SEK	EQT, AB	1,407,502

343,000	INR	HDFC Bank, Ltd.	6,594,045

44,200	HKD	Hong Kong Exchanges & Clearing, Ltd.	2,824,808

135,400		ICICI Bank, Ltd.^	2,517,086

455,800	EUR	ING Groep, NV	5,848,230

717,000	EUR	Intesa Sanpaolo, S.p.A	1,980,746

6,900,400	GBP	Lloyds Banking Group, PLC	4,362,895

44,600	EUR	NN Group, NV	2,217,350

403,700		UBS Group, AG#^	6,652,976

			40,163,300

NUMBER OF SHARES			VALUE

		Health Care (10.1%)

103,150		Alcon, Inc.^	$7,509,320

11,700	EUR	Carl Zeiss Meditec, AG	2,605,737

21,400		Horizon Therapeutics, PLC#	2,140,428

32,600		LivaNova, PLC#	2,813,380

5,750	CHF	Lonza Group, AG	4,477,096

65,500	DKK	Novo Nordisk, A/S - Class B	6,063,418

231,000	HKD	Wuxi Biologics Cayman, Inc.#*	3,528,352

			29,137,731

		Industrials (15.8%)

140,200	CAD	Air Canada#^	2,807,146

23,500	EUR	Airbus, SE#	3,223,463

37,600	SEK	Atlas Copco, AB - Class A	2,546,460

116,000	CAD	CAE, Inc.#	3,539,692

40,750	CAD	Canadian Pacific Railway, Ltd.	3,025,874

85,500	EUR	Deutsche Post, AG	5,794,434

12,800	JPY	FANUC Corp.	2,866,784

92,900	JPY	Lixil Corp.	2,535,248

19,500	JPY	Nidec Corp.	2,188,748

54,600	JPY	Recruit Holdings Company, Ltd.	2,829,952

102,700	EUR	Ryanair Holdings, PLC#	2,016,001

69,700	SEK	Sandvik, AB	1,817,518

26,275	EUR	Schneider Electric, SE	4,400,756

191,000	HKD	Techtronic Industries Company, Ltd.	3,405,966

118,100	GBP	Travis Perkins, PLC#	2,793,308

			45,791,350

		Information Technology (25.4%)

9,850		Accenture PLC - Class A	3,129,148

2,295	EUR	Adyen, NV#*	6,219,563

144,000	GBP	Alphawave IP Group, PLC#	853,483

39,250	EUR	Amadeus IT Group, SA#	2,574,045

6,700	EUR	ASM International, NV	2,377,897

22,855	EUR	ASML Holding, NV	17,469,991

7,300		Atlassian Corp., PLC - Class A#	2,373,376

70,000	GBP	Darktrace, PLC#^	744,345

59,500	EUR	Dassault Systemes, SE	3,282,151

22,000	JPY	Fujitsu, Ltd.	3,742,869

9,200	JPY	Keyence Corp.	5,124,423

30,300	KRW	Samsung Electronics Company, Ltd.	2,070,593

3,765		Shopify, Inc. - Class A#	5,647,236

473,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	9,885,461

39,150		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4,566,456

8,100	JPY	Tokyo Electron, Ltd.	3,340,646

			73,401,683

		Materials (6.8%)

83,470	EUR	ArcelorMittal, SA	2,915,225

445,000		Cemex, SAB de CV#	3,617,850

42,600	EUR	CRH, PLC	2,129,108

101,800	CAD	First Quantum Minerals, Ltd.	2,180,263

90,850	AUD	James Hardie Industries, PLC	3,065,147

2,500	KRW	LG Chem, Ltd.	1,836,259

197,900	INR	Tata Steel, Ltd.	3,824,628

			19,568,480

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Real Estate (0.8%)

110,211	INR	Godrej Properties, Ltd.#	$2,386,684

		TOTAL COMMON STOCKS (Cost $199,193,536)	286,339,153

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)

10,262,614		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $10,262,614)	10,262,614

TOTAL INVESTMENTS (103.2%) (Cost $211,629,344)			298,412,980

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.5%)			(10,262,614)

OTHER ASSETS, LESS LIABILITIES (0.3%)			1,033,955

NET ASSETS (100.0%)			$289,184,321

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	09/30/21	10,427,000	$14,495,672	$(720)

					$(720)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $88,305.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar

INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2021

	Value	% of Total Investments
European Monetary Unit	$89,154,642	29.9%
US Dollar	75,478,446	25.3%
Japanese Yen	22,628,670	7.6%
Hong Kong Dollar	21,515,175	7.2%
Canadian Dollar	18,313,191	6.1%
Indian Rupee	15,180,466	5.1%
British Pound Sterling	14,002,229	4.7%
New Taiwan Dollar	9,885,461	3.3%
Danish Krone	8,225,407	2.8%
Swiss Franc	7,326,263	2.5%
South Korean Won	6,055,190	2.0%
Swedish Krona	5,771,480	1.9%
Australian Dollar	3,065,147	1.0%
Brazilian Real	1,811,213	0.6%

Total Investments	$298,412,980	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (8.2%)

		Airlines (1.0%)

52,000,000	HKD	Cathay Pacific Finance III, Ltd. 2.750%, 02/05/26	$6,691,684

		Communication Services (2.7%)

4,100,000		Kakao Corp. 0.000%, 04/28/23	6,221,832

2,695,000		Sea, Ltd. 2.375%, 12/01/25	8,377,569

3,200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	3,327,808

			17,927,209

		Consumer Discretionary (1.0%)

6,700,000		Meituan 0.000%, 04/27/28	6,228,186

		Financials (1.3%)

60,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 05/28/24	8,593,400

		Information Technology (1.1%)

6,800,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	7,145,372

		Real Estate (1.1%)

6,600,000		Vingroup, JSC 3.000%, 04/20/26	7,095,396

		TOTAL CONVERTIBLE BONDS (Cost $49,360,779)	53,681,247

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (1.6%)

		Consumer Discretionary (0.9%)

30,125		Aptiv, PLC 5.500%, 06/15/23	5,656,270

		Financials (0.7%)

967,500	BRL	Banco Bradesco, SA 0.000%, 09/01/21	4,504,752

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,653,762)	10,161,022

COMMON STOCKS (86.8%)

		Communication Services (6.7%)

19,345	KRW	NAVER Corp.	7,291,157

26,550		Sea, Ltd.#	7,332,048

18,550	KRW	SK Telecom Company, Ltd.	4,858,875

311,400	HKD	Tencent Holdings, Ltd.	18,779,957

91,950		Tencent Holdings, Ltd.^	5,627,340

			43,889,377

NUMBER OF SHARES			VALUE

		Consumer Discretionary (16.8%)

359,600	HKD	Alibaba Group Holding, Ltd.#	$8,782,421

62,935		Alibaba Group Holding, Ltd.#	12,284,283

2,479,200	MXN	Alsea, SAB de CV#	5,001,680

83,642	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	3,128,351

923,000	BRL	CVC Brasil Operadora e Agencia de Viagens, SA#	3,951,980

119,000	INR	Dixon Technologies India, Ltd.#	6,893,609

239,000	TWD	Eclat Textile Company, Ltd.	5,218,083

32,550	KRW	Hyundai Motor Company	6,194,750

1,848,500	INR	Indian Hotels Company, Ltd.	3,588,972

112,600	INR	Jubilant Foodworks, Ltd.#	5,722,951

977,600	HKD	Li Ning Company, Ltd.	10,324,739

7,350	EUR	LVMH Moet Hennessy Louis Vuitton, SE	5,884,902

130,965		MakeMyTrip, Ltd.#^	3,727,264

3,626		MercadoLibre, Inc.#	5,688,106

333,000	ZAR	Mr Price Group, Ltd.	4,952,307

3,110,700	HKD	Samsonite International, SA#*	5,789,942

219,000	HKD	Shenzhou International Group Holdings, Ltd.	4,860,327

111,300		Trip.com Group, Ltd.#	2,886,009

89,789	HKD	Yum China Holdings, Inc.	5,502,179

			110,382,855

		Consumer Staples (3.0%)

14,368	CNY	Kweichow Moutai Company, Ltd. - Class A	3,742,281

474,957	HKD	L’Occitane International, SA	1,651,167

650,200	BRL	Raia Drogasil, SA	3,150,972

561,750	INR	Varun Beverages, Ltd.	5,724,324

1,695,000	MXN	Wal-Mart de Mexico, SAB de CV	5,584,080

			19,852,824

		Energy (1.6%)

51,700		Chevron Corp.	5,263,577

197,260	INR	Reliance Industries, Ltd.	5,411,822

			10,675,399

		Financials (19.3%)

515,000	HKD	AIA Group, Ltd.	6,162,367

2,371,900	IDR	Bank Central Asia, Tbk PT	4,896,448

4,118,000	IDR	Bank Jago, Tbk PT#	5,110,502

3,614,000	TWD	Cathay Financial Holding Company, Ltd.	7,033,974

464,000	TWD	Chailease Holding Company, Ltd.	3,850,563

1,203,000	HKD	China Merchants Bank Company, Ltd. - Class H	9,151,885

1,458,700	ZAR	FirstRand, Ltd.	5,411,106

785,000	MXN	Grupo Financiero Banorte, SAB de CV - Class O	5,078,420

144,100	KRW	Hana Financial Group, Inc.	5,436,693

1,017,800	INR	HDFC Bank, Ltd.	19,566,821

83,800	HKD	Hong Kong Exchanges & Clearing, Ltd.	5,355,632

204,500	INR	Housing Development Finance Corp., Ltd.	6,735,923

685,075		ICICI Bank, Ltd.^	12,735,544

1,267,700		Itau Unibanco Holding, SA^	7,314,629

1,309,200	THB	Kasikornbank PCL	4,074,176

94,500	HUF	OTP Bank Nyrt#	5,095,997

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

320,900		Sberbank of Russia, PJSC	$5,336,567

359,400	INR	SBI Cards & Payment Services, Ltd.#	4,984,949

121,500	KRW	Shinhan Financial Group Company, Ltd.	4,118,019

			127,450,215

		Health Care (3.0%)

553,067	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	5,050,114

48,300	CNY	Shenzhen Mindray Bio-Medical Electronics Company, Ltd. - Class A	2,930,341

759,500	HKD	Wuxi Biologics Cayman, Inc.#*	11,600,793

			19,581,248

		Industrials (3.9%)

416,650	ZAR	Barloworld, Ltd.	3,073,562

57,300	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	4,917,484

1,667,200	PHP	International Container Terminal Services, Inc.	5,186,242

382,500	HKD	Techtronic Industries Company, Ltd.	6,820,848

410,600	INR	Voltas, Ltd.	5,858,102

			25,856,238

		Information Technology (22.1%)

23,550		Accenture, PLC - Class A	7,481,364

12,680	EUR	ASML Holding, NV	9,692,386

73,000	TWD	eMemory Technology, Inc.	3,433,505

19,600		Globant, SA#	4,687,536

1,379,000	TWD	Hon Hai Precision Industry Company, Ltd.	5,449,422

334,700		Infosys, Ltd.	7,403,564

316,000	TWD	MediaTek, Inc.	10,332,520

34,800		NVIDIA Corp.	6,785,652

393,350	KRW	Samsung Electronics Company, Ltd.	26,880,120

65,600	KRW	SK Hynix, Inc.	6,421,995

1,933,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	40,412,289

99,275		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	11,579,436

722,995	BRL	TOTVS, SA	4,908,578

			145,468,367

		Materials (8.5%)

132,700	INR	Asian Paints, Ltd.	5,275,362

1,599,100		Cemex, SAB de CV#	13,000,683

230,700	CAD	First Quantum Minerals, Ltd.^	4,940,930

8,290	KRW	LG Chem, Ltd.	6,089,035

20,150	KRW	POSCO	6,408,842

579,600	INR	Tata Steel, Ltd.	11,201,388

325,700	INR	UPL, Ltd.	3,532,774

263,500		Vale, SA - Class B	5,538,770

			55,987,784

		Real Estate (1.9%)

9,442,000	PHP	Ayala Land, Inc.	6,176,921

NUMBER OF SHARES			VALUE

285,800	INR	Godrej Properties, Ltd.#	$6,189,166

			12,366,087

		TOTAL COMMON STOCKS (Cost $481,641,968)	571,510,394

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.6%) #

		Communication Services (0.3%)

766		Sea, Ltd.

21,153,856		Call, 01/21/22, Strike $300.00	1,865,210

		Consumer Discretionary (0.1%)

2,700		Coupang, Inc.

9,806,400		Call, 01/21/22, Strike $45.00	742,500

		Information Technology (0.1%)

2,925		Kraneshares Csi China Internet

14,759,550		Call, 01/21/22, Strike $60.00	742,950

		Other (1.1%)

13,400		iShares MSCI Emerging Markets

69,144,000		Put, 09/30/21, Strike $53.00	3,296,400

12,690		VanEck Vectors Russia ETF

36,509,130		Call, 01/21/22, Strike $27.00	3,489,750

4,000		Xtrackers Harvest CSI 300 China

15,064,000		A ETF Call, 01/21/22, Strike $40.00	504,000

			7,290,150

		TOTAL PURCHASED OPTIONS (Cost $9,543,252)	10,640,810

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.8%)

11,960,871		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $11,960,871)	11,960,871

TOTAL INVESTMENTS (100.0%) (Cost $561,160,632)			657,954,344

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.8%)			(11,960,871)

OTHER ASSETS, LESS LIABILITIES (1.8%)			12,254,585

NET ASSETS (100.0%)			$658,248,058

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE JULY 31, 2021

	Value	% of Total Investments
US Dollar	$191,326,487	29.1%
Hong Kong Dollar	110,067,341	16.7%
Indian Rupee	90,686,163	13.8%
New Taiwan Dollar	75,730,356	11.5%
South Korean Won	73,699,486	11.2%
Chinese Yuan Renminbi	19,768,571	3.0%
Brazilian Real	16,516,282	2.5%
Mexican Peso	15,664,179	2.4%
European Monetary Unit	15,577,288	2.4%
South African Rand	13,436,975	2.0%
Philippine Peso	11,363,163	1.7%
Indonesian Rupiah	10,006,950	1.5%
Hungarian Forint	5,095,997	0.8%
Canadian Dollar	4,940,930	0.8%
Thai Baht	4,074,176	0.6%

Total Investments	$657,954,344	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.5%)

		Communication Services (9.0%)

1,210		Alphabet, Inc. - Class A#	$3,260,381

5,435		Facebook, Inc. - Class A#	1,936,491

7,725		Sea, Ltd.#	2,133,336

35,000	HKD	Tencent Holdings, Ltd.	2,110,785

14,839		Walt Disney Company#	2,611,961

			12,052,954

		Consumer Discretionary (16.6%)

8,785		Alibaba Group Holding, Ltd.#	1,714,744

1,275		Amazon.com, Inc.#~	4,242,677

14,555		Aptiv, PLC#	2,428,502

17,280		Caesars Entertainment, Inc.#	1,509,581

1,265		Chipotle Mexican Grill, Inc. - Class A#	2,357,252

65,400	GBP	Compass Group, PLC#	1,381,894

14,650		DR Horton, Inc.	1,398,049

44,000		General Motors Company#	2,500,960

157,500	HKD	Li Ning Company, Ltd.	1,663,407

2,520		Lululemon Athletica, Inc.#	1,008,428

2,550	EUR	LVMH Moet Hennessy Louis Vuitton, SE	2,041,701

			22,247,195

		Consumer Staples (2.8%)

16,100		Celsius Holdings, Inc.#	1,104,943

3,230		Costco Wholesale Corp.	1,387,996

20,700		Mondelez International, Inc. - Class A	1,309,482

			3,802,421

		Energy (1.7%)

15,850		Chevron Corp.	1,613,688

4,450		Pioneer Natural Resources Company	646,897

			2,260,585

		Financials (12.4%)

53,025		Bank of America Corp.	2,034,039

108,290	INR	HDFC Bank, Ltd.	2,081,834

15,400	HKD	Hong Kong Exchanges & Clearing, Ltd.	984,209

53,000		ICICI Bank, Ltd.^	985,270

134,900	EUR	ING Groep, NV	1,730,861

13,250		JPMorgan Chase & Company	2,011,085

2,159,933	GBP	Lloyds Banking Group, PLC	1,365,654

14,050		Morgan Stanley	1,348,519

20,700	EUR	NN Group, NV	1,029,129

94,800		UBS Group, AG#^	1,562,304

34,200		Wells Fargo & Company	1,571,148

			16,704,052

		Health Care (11.1%)

47,475		Alcon, Inc.^	3,456,180

4,600		Danaher Corp.	1,368,454

7,000		Eli Lilly & Company	1,704,500

10,050		Horizon Therapeutics, PLC#	1,005,201

1,400		Illumina, Inc.#	694,050

14,800		LivaNova, PLC#	1,277,240

2,220	CHF	Lonza Group, AG	1,728,548

18,750		Novo Nordisk, A/S	1,736,250

NUMBER OF SHARES			VALUE

1,920		UnitedHealth Group, Inc.	$791,462

79,000	HKD	Wuxi Biologics Cayman, Inc.#*	1,206,666

			14,968,551

		Industrials (9.4%)

50,900	CAD	CAE, Inc.#	1,553,193

29,400	EUR	Deutsche Post, AG	1,992,472

5,300	JPY	FANUC Corp.	1,187,028

9,000	JPY	Nidec Corp.	1,010,191

20,300		Quanta Services, Inc.	1,845,270

19,300	JPY	Recruit Holdings Company, Ltd.	1,000,331

40,000	SEK	Sandvik, AB	1,043,052

10,750	EUR	Schneider Electric, SE	1,800,499

23,000		Southwest Airlines Company#	1,161,960

			12,593,996

		Information Technology (30.4%)

4,650		Accenture, PLC - Class A	1,477,212

2,930		Adobe, Inc.#	1,821,376

879	EUR	Adyen, NV#*	2,382,133

21,050		Apple, Inc.	3,070,353

5,678	EUR	ASML Holding, NV	4,340,171

8,200	JPY	Fujitsu, Ltd.	1,395,069

4,100	JPY	Keyence Corp.	2,283,710

2,150		Lam Research Corp.	1,370,432

4,090		Mastercard, Inc. - Class A	1,578,495

14,320		Microsoft Corp.	4,079,911

21,480		NVIDIA Corp.	4,188,385

19,203		Oracle Corp.	1,673,349

6,085		PayPal Holdings, Inc.#	1,676,600

12,850	KRW	Samsung Electronics Company, Ltd.	878,123

19,550		Shift4 Payments, Inc. - Class A#^	1,743,665

1,180		Shopify, Inc. - Class A#	1,769,917

124,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,591,538

20,800		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,426,112

			40,746,551

		Materials (5.1%)

39,375	EUR	ArcelorMittal, SA	1,375,189

199,000		Cemex, SAB de CV#	1,617,870

36,100		Freeport-McMoRan, Inc.	1,375,410

27,800	AUD	James Hardie Industries, PLC	937,931

5,800		PPG Industries, Inc.	948,416

28,400	INR	Tata Steel, Ltd.	548,860

			6,803,676

		Real Estate (1.0%)

59,750	INR	Godrej Properties, Ltd.#	1,293,921

		TOTAL COMMON STOCKS (Cost $85,786,892)	133,473,902

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.6%)

3,532,305	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $3,532,305)	$3,532,305

TOTAL INVESTMENTS (102.1%) (Cost $89,319,197)		137,006,207

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.6%)		(3,532,305)

OTHER ASSETS, LESS LIABILITIES (0.5%)		686,877

NET ASSETS (100.0%)		$134,160,779

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	09/30/21	1,623,000	$2,256,303	$(112)

					$(112)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $16,638.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2021
	Value	% of Total Investments
US Dollar	$92,068,108	67.2%
European Monetary Unit	16,692,155	12.2%
Japanese Yen	6,876,329	5.0%
Hong Kong Dollar	5,965,067	4.3%
Indian Rupee	3,924,615	2.9%
British Pound Sterling	2,747,548	2.0%
New Taiwan Dollar	2,591,538	1.9%
Swiss Franc	1,728,548	1.3%
Canadian Dollar	1,553,193	1.1%
Swedish Krona	1,043,052	0.8%
Australian Dollar	937,931	0.7%
South Korean Won	878,123	0.6%

Total Investments	$137,006,207	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund (formerly, Global Growth and Income Fund)

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (21.4%)

		Communication Services (2.8%)

1,333,000		Eventbrite, Inc.* 0.750%, 09/15/26	$1,260,618

2,460,000		Liberty Media Corp.* 0.500%, 12/01/50	2,724,253

735,000		Live Nation Entertainment, Inc. 2.500%, 03/15/23	958,227

710,000		Sea, Ltd. 2.375%, 12/01/25	2,207,078

			7,150,176

		Consumer Discretionary (8.7%)

1,265,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,785,674

2,475,000		Cheesecake Factory, Inc. 0.375%, 06/15/26	2,321,798

5,131,000		Ford Motor Company* 0.000%, 03/15/26	5,498,123
2,000,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	2,365,690

2,875,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	3,074,036

1,175,000		Shake Shack, Inc.* 0.000%, 03/01/28	1,101,104

139,000		Tesla, Inc. 2.375%, 03/15/22	1,457,486

3,606,000		Vail Resorts, Inc.* 0.000%, 01/01/26	3,641,014

800,000	GBP	WH Smith, PLC 1.625%, 05/07/26	1,091,273

			22,336,198

		Consumer Staples (0.8%)

		Premium Brands Holdings Corp.

1,330,000	CAD	4.200%, 09/30/27	1,191,915

918,000	CAD	4.600%, 12/31/23	888,082

			2,079,997

		Financials (1.9%)

18,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 05/28/24	2,578,020

1,220,000		Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	1,235,811

110,000,000	JPY	SBI Holdings, Inc. 0.000%, 07/25/25	1,091,608

			4,905,439

		Health Care (1.3%)

800,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,037,160

1,515,000		LivaNova USA, Inc. 3.000%, 12/15/25	2,396,366

			3,433,526

PRINCIPAL AMOUNT			VALUE

		Industrials (2.8%)

1,300,000	EUR	Duerr, AG 0.750%, 01/15/26	$2,019,766

2,365,000		JetBlue Airways Corp.* 0.500%, 04/01/26	2,339,103

1,205,000		John Bean Technologies Corp.* 0.250%, 05/15/26	1,299,460

1,129,000		Southwest Airlines Company 1.250%, 05/01/25	1,658,840

			7,317,169

		Information Technology (2.1%)

1,185,000		ON Semiconductor Corp.* 0.000%, 05/01/27	1,261,077

1,370,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	1,782,521

2,015,000		Square, Inc.*^ 0.250%, 11/01/27	2,377,599

			5,421,197

		Materials (0.5%)

1,050,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	1,313,561

		Real Estate (0.5%)

1,300,000		Redfin Corp.* 0.500%, 04/01/27	1,251,887

		TOTAL CONVERTIBLE BONDS (Cost $50,414,849)	55,209,150

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (9.5%)

		Communication Services (1.3%)

2,670		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	3,378,431

		Consumer Discretionary (1.6%)

22,122		Aptiv, PLC 5.500%, 06/15/23	4,153,627

		Financials (0.8%)

24,300		KKR & Company, Inc.^ 6.000%, 09/15/23	2,017,872

		Health Care (2.0%)

2,620		Danaher Corp. 4.750%, 04/15/22	5,221,005

		Industrials (1.9%)

12,600		Clarivate, PLC 5.250%, 06/01/24	1,145,340

31,187		Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	3,680,066

			4,825,406

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund (formerly, Global Growth and Income Fund)

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (0.7%)
1,255		Broadcom, Inc. 8.000%, 09/30/22	$1,938,147

		Utilities (1.2%)
11,700		AES Corp. 6.875%, 02/15/24	1,186,146
32,389		NextEra Energy, Inc. 4.872%, 09/01/22	1,903,501

			3,089,647

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,376,662)	24,624,135

COMMON STOCKS (65.2%)

		Communication Services (4.0%)

7,300		Facebook, Inc. - Class A#	2,600,990

56,300	HKD	Tencent Holdings, Ltd.	3,395,349

24,280		Walt Disney Company#~	4,273,765

			10,270,104

		Consumer Discretionary (5.3%)

8,500		Alibaba Group Holding, Ltd.#	1,659,115

400		Amazon.com, Inc.#	1,331,036
1,400		Chipotle Mexican Grill, Inc. - Class A#	2,608,816

21,232		DR Horton, Inc.	2,026,170

42,100		General Motors Company#	2,392,964

4,615	EUR	LVMH Moet Hennessy Louis Vuitton, SE	3,695,078

			13,713,179

		Consumer Staples (3.8%)

20,000		Celsius Holdings, Inc.#	1,372,600

58,250		Coca-Cola Company~	3,321,997

6,090		Costco Wholesale Corp.	2,616,995
40,300		Mondelez International, Inc. - Class A	2,549,378

			9,860,970

		Energy (2.0%)

33,200	CAD	Canadian Natural Resources, Ltd.	1,095,578

29,500		Chevron Corp.	3,003,395

57,400	GBP	Royal Dutch Shell, PLC	1,153,795

			5,252,768

		Financials (11.7%)

100,510		Bank of America Corp.~	3,855,564

174,800	INR	HDFC Bank, Ltd.	3,360,464

264,300	EUR	ING Groep, NV	3,391,152

611,200	EUR	Intesa Sanpaolo, S.p.A	1,688,468

32,525		JPMorgan Chase & Company~	4,936,645

34,550		Morgan Stanley	3,316,109

39,200	EUR	NN Group, NV	1,948,881

188,000		UBS Group, AG^#	3,098,240

96,300		Wells Fargo & Company	4,424,022

			30,019,545

		Health Care (6.9%)

105,186		Alcon, Inc.^	7,657,541

11,500		Eli Lilly & Company	2,800,250

2,500	CHF	Lonza Group, AG	1,946,563

NUMBER OF SHARES			VALUE

37,900		Novo Nordisk, A/S	$3,509,540

4,650		UnitedHealth Group, Inc.	1,916,823

			17,830,717

		Industrials (6.2%)

41,000		CAE, Inc.#	1,251,730

8,500		Caterpillar, Inc.	1,757,375

44,100	EUR	Deutsche Post, AG	2,988,709

6,400	JPY	FANUC Corp.	1,433,392

23,450	EUR	Schneider Electric, SE	3,927,601

8,950		Union Pacific Corp.	1,957,902

18,700		Waste Management, Inc.	2,772,462

			16,089,171

		Information Technology (20.9%)

8,600		Accenture, PLC - Class A	2,732,048

1,350	EUR	Adyen, NV*#	3,658,566

40,040		Apple, Inc.	5,840,235

10,830	EUR	ASML Holding, NV	8,278,276

15,300	JPY	Fujitsu, Ltd.	2,602,995

7,300	JPY	Keyence Corp.	4,066,118

27,980		Microsoft Corp.~	7,971,782

24,800		NVIDIA Corp.	4,835,752

47,110		Oracle Corp.	4,105,165
18,600	KRW	Samsung Electronics Company, Ltd.	1,271,057

374,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,816,412

6,000		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	699,840

			53,878,246

		Materials (4.4%)

71,800	EUR	ArcelorMittal, SA	2,507,645

254,800		Cemex, SAB de CV#	2,071,524

49,900	EUR	CRH, PLC	2,493,955

64,900		Freeport-McMoRan, Inc.	2,472,690

10,100		PPG Industries, Inc.	1,651,552

			11,197,366

		TOTAL COMMON STOCKS (Cost $119,595,408)	168,112,066

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (2.3%) #

		Communication Services (1.3%)

28		Alphabet, Inc.

7,544,684		Call, 01/21/22, Strike $1,500.00	3,370,220

		Consumer Discretionary (0.7%)

21		Amazon.com, Inc.

6,987,939		Call, 01/21/22, Strike $2,500.00	1,829,100

		Energy (0.0%)
90		Pioneer Natural Resources Company

1,308,330		Call, 09/17/21, Strike $170.00	15,750

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund (formerly, Global Growth and Income Fund)

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Information Technology (0.1%)

45	Adobe, Inc.

2,797,335	Call, 01/21/22, Strike $600.00	$270,000

	Other (0.2%)

530	Invesco QQQ Trust Series

19,322,210	Put, 09/30/21, Strike $335.00	220,480

440	SPDR S&P 500 ETF Trust

19,294,440	Put, 09/30/21, Strike $405.00	189,200

		409,680

	TOTAL PURCHASED OPTIONS (Cost $2,257,119)	5,894,750

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.1%)

10,615,135	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $10,615,135)	10,615,135

TOTAL INVESTMENTS (102.5%) (Cost $201,259,173)		264,455,236

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.1%)		(10,615,135)

OTHER ASSETS, LESS LIABILITIES (1.6%)		4,059,835

NET ASSETS (100.0%)		$257,899,936

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,053,160.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar

INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Opportunities Fund (formerly, Global Growth and Income Fund)

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2021

	Value	% of Total Investments
US Dollar	$190,508,828	72.0%
European Monetary Unit	38,963,787	14.7%
Japanese Yen	9,194,113	3.5%
New Taiwan Dollar	7,816,412	3.0%
Hong Kong Dollar	5,973,369	2.3%
Indian Rupee	3,360,464	1.3%
Canadian Dollar	3,175,575	1.2%
British Pound Sterling	2,245,068	0.8%
Swiss Franc	1,946,563	0.7%
South Korean Won	1,271,057	0.5%

Total Investments	$264,455,236	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (50.7%)

	Airlines (2.2%)

234,288	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$237,448

113,834	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	117,868

206,573	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	229,187

96,736	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	108,167

134,347	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	134,457

140,855	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	142,346

166,818	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	197,436

75,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	84,611

69,569	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	72,040

122,473	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	125,453

155,160	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	159,499

		1,608,512

	Communication Services (2.7%)

250,000	AT&T, Inc. 1.700%, 03/25/26	253,895

150,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	154,580

250,000	Comcast Corp. 3.900%, 03/01/38	292,275

110,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	113,737

175,000	Electronic Arts, Inc. 4.800%, 03/01/26	202,643

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	123,255

250,000	NTT Finance Corp.* 1.591%, 04/03/28	251,735

125,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22	125,000

100,000	United States Cellular Corp. 6.700%, 12/15/33	124,575

255,000	Verizon Communications, Inc. 4.016%, 12/03/29	295,012

		1,936,707

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (3.8%)

150,000	American Honda Finance Corp. 2.350%, 01/08/27	$159,402

130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	137,257

200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	211,868

100,000	goeasy, Ltd.* 4.375%, 05/01/26	103,164

250,000	Home Depot, Inc. 2.800%, 09/14/27	273,657

125,000	Lennar Corp. 4.500%, 04/30/24	136,160

200,000	Lowe’s Companies, Inc. 4.000%, 04/15/25	221,754

250,000	M/I Homes, Inc. 5.625%, 08/01/25	257,458

175,000	Macy’s, Inc.* 8.375%, 06/15/25	190,934

250,000	Mattel, Inc.* 3.375%, 04/01/26	260,277

125,000	MGM Resorts International 6.000%, 03/15/23	132,149

200,000	Newell Brands, Inc. 4.700%, 04/01/26	223,080

100,000	NIKE, Inc. 2.850%, 03/27/30	109,979

125,000	Nordstrom, Inc. 2.300%, 04/08/24	124,710

200,000	Toll Brothers Finance Corp. 4.350%, 02/15/28	222,426

		2,764,275

	Consumer Staples (2.6%)

250,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	281,227

250,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	280,652

250,000	Costco Wholesale Corp. 1.600%, 04/20/30	250,008

175,000	Edgewell Personal Care Company* 4.125%, 04/01/29	176,241

250,000	Hershey Company 1.700%, 06/01/30	252,593

200,000	Kimberly-Clark Corp. 3.100%, 03/26/30	224,030

150,000	Land O’ Lakes, Inc.* 6.000%, 11/15/22	158,153

250,000	Walmart, Inc. 3.050%, 07/08/26	275,267

		1,898,171

	Energy (0.4%)

175,000	Energy Transfer, LP‡ 3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	144,424

150,000	EQT Corp.* 3.125%, 05/15/26	154,434

		298,858

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (19.8%)

115,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	$120,863

100,000	8.000%, 11/01/31	145,792

250,000	American Express Company 3.000%, 10/30/24	268,112

150,000	Ares Capital Corp. 3.250%, 07/15/25	159,255

200,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	213,022

250,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	279,730

200,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	203,808

150,000	3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	161,609

250,000	Bank of Montreal 3.300%, 02/05/24	267,612

75,000	4.800%, 08/25/24‡ 5 year CMT + 2.98%	80,340

250,000	Barclays, PLC‡ 1.007%, 12/10/24 1 year CMT + 0.80%	250,937

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	190,923

125,000	BP Capital Markets, PLC‡ 4.875%, 03/22/30 5 year CMT + 4.40%	137,966

175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	183,978

150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	151,407

150,000	Caterpillar Financial Services Corp. 2.150%, 11/08/24	157,395

200,000	Charles Schwab Corp.‡^ 4.000%, 06/01/26 5 year CMT + 3.17%	209,612

250,000	CIT Bank NA‡ 2.969%, 09/27/25 SOFR + 1.72%	263,532

250,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	256,892

250,000	Credit Suisse Group, AG*‡ 1.305%, 02/02/27 SOFR + 0.98%	246,855

250,000	CyrusOne, LP / CyrusOne Finance Corp. 2.900%, 11/15/24	263,782

200,000	Danske Bank, A/S*‡ 3.001%, 09/20/22 3 mo. USD LIBOR + 1.25%	200,618

350,000	Discover Bank 3.450%, 07/27/26	384,468

150,000	Duke Realty, LP 2.875%, 11/15/29	161,204

200,000	Essential Properties, LP 2.950%, 07/15/31	202,944

200,000	Essex Portfolio, LP 1.700%, 03/01/28	200,388

PRINCIPAL AMOUNT		VALUE

200,000	Federation des Caisses Desjardins du Quebec* 2.050%, 02/10/25	$207,964

200,000	Fifth Third Bancorp 2.550%, 05/05/27	213,328

125,000	Franklin Resources, Inc.^ 2.850%, 03/30/25	134,491

182,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	180,773

125,000	Globe Life, Inc. 4.550%, 09/15/28	148,031

150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26^ 5 year CMT + 2.97%	153,033

125,000	3.814%, 04/23/29 3 mo. USD LIBOR + 1.16%	140,849

150,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 3.375%, 06/15/26	151,701

250,000	HSBC Holdings, PLC‡ 4.000%, 03/09/26 5 year CMT + 3.22%	252,907

125,000	Huntington Bancshares, Inc.‡^ 4.450%, 10/15/27 7 year CMT + 4.05%	134,619

200,000	Hyundai Capital America* 1.500%, 06/15/26	199,864

250,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	211,713

175,000	Iron Mountain, Inc.* 5.250%, 03/15/28	183,568

200,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC* 4.625%, 06/15/25	209,958

150,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	159,339

125,000	3.650%, 06/01/26 5 year CMT + 2.85%	126,214

125,000	Life Storage, LP 4.000%, 06/15/29	143,170

200,000	Lloyds Banking Group, PLC‡ 1.627%, 05/11/27 1 year CMT + 0.85%	201,576

125,000	LPL Holdings, Inc.* 4.000%, 03/15/29	127,136

200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	205,032

300,000	Macquarie Bank, Ltd.*‡ 3.052%, 03/03/36 5 year CMT + 1.70%	303,489

250,000	Markel Corp. 3.500%, 11/01/27	277,992

200,000	MetLife, Inc. 6.400%, 12/15/66	256,486

200,000	Morgan Stanley‡ 1.593%, 05/04/27 SOFR + 0.88%	203,088

250,000	National Securities Clearing Corp.* 1.500%, 04/23/25	256,180

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 ((UNAUDITED)

PRINCIPAL AMOUNT		VALUE

200,000	Nippon Life Insurance Company*‡ 2.750%, 01/21/51 5 year CMT + 2.65%	$198,538

150,000	Oaktree Specialty Lending Corp. 2.700%, 01/15/27	151,625

200,000	OneMain Finance Corp. 6.875%, 03/15/25	227,362

118,000	PartnerRe Finance B, LLC‡^ 4.500%, 10/01/50 5 year CMT + 3.82%	123,888

150,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	157,659

250,000	Prologis, LP 2.250%, 04/15/30	260,472

200,000	Prospect Capital Corp. 3.706%, 01/22/26	207,764

125,000	Reinsurance Group of America, Inc. 3.900%, 05/15/29	142,329

250,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	275,772

250,000	Royal Bank of Canada 0.875%, 01/20/26	248,493

300,000	SBA Tower Trust* 1.631%, 05/15/51	304,080

69,000	SLM Corp. 4.200%, 10/29/25	74,773

150,000	State Street Corp.‡ 2.354%, 11/01/25 SOFR + 0.94%	158,240

	SVB Financial Group

200,000	2.100%, 05/15/28^	205,792

125,000	4.000%, 05/15/26‡ 5 year CMT + 3.20%	129,978

110,000	Toronto-Dominion Bank 1.150%, 06/12/25	111,492

250,000	Travelers Companies, Inc. 2.550%, 04/27/50	248,268

150,000	US Bancorp 3.600%, 09/11/24	163,308

200,000	USAA Capital Corp.* 2.125%, 05/01/30	205,688

125,000	Ventas Realty, LP 4.000%, 03/01/28	142,150

150,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.500%, 02/15/25	153,545

	Wells Fargo & Company

125,000	4.400%, 06/14/46	153,869

125,000	3.900%, 03/15/26‡ 5 year CMT + 3.45%	129,876

		14,320,506

	Health Care (4.7%)

200,000	AbbVie, Inc. 3.800%, 03/15/25	219,212

100,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	102,239

200,000	Bristol-Myers Squibb Company

	3.200%, 06/15/26	220,438

175,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	179,560

150,000	CVS Health Corp. 4.780%, 03/25/38	188,652

PRINCIPAL AMOUNT		VALUE

100,000	DaVita, Inc.* 4.625%, 06/01/30	$103,406

23,000	3.750%, 02/15/31 Elanco Animal Health, Inc.	22,395

200,000	4.912%, 08/27/21	200,668

175,000	5.900%, 08/28/28	209,400

250,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	255,742

200,000	Humana, Inc. 3.850%, 10/01/24	217,510

250,000	Johnson & Johnson 3.400%, 01/15/38	291,285

200,000	Pfizer, Inc. 2.625%, 04/01/30	216,922

200,000	Royalty Pharma, PLC*^ 2.200%, 09/02/30	199,300

125,000	Tenet Healthcare Corp.* 4.625%, 09/01/24	128,071

150,000	Teva Pharmaceutical Finance Netherlands III, BV 2.800%, 07/21/23	148,826

120,000	Thermo Fisher Scientific, Inc. 4.133%, 03/25/25	133,247

125,000	UnitedHealth Group, Inc. 2.375%, 08/15/24	131,800

200,000	Universal Health Services, Inc.* 2.650%, 10/15/30	204,116

		3,372,789

	Industrials (4.7%)

250,000	3M Company 3.700%, 04/15/50	300,340

125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	130,900

150,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	158,755

250,000	Avolon Holdings Funding, Ltd.* 2.125%, 02/21/26	251,450

175,000	EnerSys* 4.375%, 12/15/27	183,332

150,000	FedEx Corp.^ 2.400%, 05/15/31	155,471

80,000	GXO Logistics, Inc.* 1.650%, 07/15/26	80,005

48,472	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	48,328

250,000	Honeywell International, Inc. 1.950%, 06/01/30	257,562

250,000	Infor, Inc.* 1.750%, 07/15/25	256,760

125,000	John Deere Capital Corp. 1.750%, 03/09/27	129,234

200,000	Mars, Inc.*^

	0.875%, 07/16/26	197,838

300,000	Moog, Inc.* 4.250%, 12/15/27	309,930

17,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	17,744

175,000	QVC, Inc. 4.375%, 09/01/28	179,937

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	Roper Technologies, Inc.^ 1.400%, 09/15/27	$249,297

100,000	Sensata Technologies, BV* 5.625%, 11/01/24	111,622

125,000	TransDigm, Inc.* 6.250%, 03/15/26	131,346

250,000	Verisk Analytics, Inc. 4.125%, 09/12/22	259,955

		3,409,806

	Information Technology (4.5%)

250,000	Apple, Inc. 4.375%, 05/13/45	321,385

250,000	Broadcom, Inc. 4.700%, 04/15/25	281,265

250,000	Fortinet, Inc. 2.200%, 03/15/31	254,370

125,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	143,016

200,000	Intuit, Inc.^ 0.950%, 07/15/25	201,538

250,000	Mastercard, Inc. 3.350%, 03/26/30	286,410

	Microsoft Corp.

157,000	4.100%, 02/06/37	196,790

93,000	2.525%, 06/01/50	93,202

250,000	NVIDIA Corp. 3.500%, 04/01/40	287,977

200,000	Oracle Corp. 2.650%, 07/15/26	212,428

150,000	Square, Inc.* 2.750%, 06/01/26	153,510

175,000	TTM Technologies, Inc.* 4.000%, 03/01/29	176,311

200,000	Twilio, Inc. 3.625%, 03/15/29	205,720

250,000	Visa, Inc. 2.050%, 04/15/30	260,108

150,000	VMware, Inc. - Class A 1.800%, 08/15/28	150,519

		3,224,549

	Materials (0.6%)

	Clearwater Paper Corp.*

100,000	4.750%, 08/15/28	101,187

87,000	5.375%, 02/01/25	93,180

250,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	272,950

		467,317

	Real Estate (2.2%)

150,000	EPR Properties 4.950%, 04/15/28	162,590

250,000	Equinix, Inc. 1.250%, 07/15/25	251,967

200,000	Federal Realty Investment Trust 1.250%, 02/15/26	200,842

190,000	Healthpeak Properties, Inc. 3.250%, 07/15/26	208,008

200,000	Public Storage 2.300%, 05/01/31	208,672

200,000	Realty Income Corp. 3.250%, 01/15/31	222,702

	Service Properties Trust

125,000	3.950%, 01/15/28	117,536

PRINCIPAL AMOUNT		VALUE

100,000	5.250%, 02/15/26	$101,224

125,000	Tanger Properties, LP^ 3.875%, 07/15/27	136,715

		1,610,256

	Utilities (2.5%)

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	174,432

200,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	224,132

200,000	DPL, Inc. 4.125%, 07/01/25	214,834

50,000	DTE Energy Company 2.250%, 11/01/22	51,148

150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	174,878

250,000	Florida Power & Light Company 2.850%, 04/01/25	268,467

175,000	Monongahela Power Company* 3.550%, 05/15/27	194,843

150,000	Northern States Power Company 3.750%, 12/01/47	175,027

150,000	Public Service Electric and Gas Company 3.600%, 12/01/47	175,737

125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	127,943

		1,781,441

	TOTAL CORPORATE BONDS (Cost $34,591,239)	36,693,187

CONVERTIBLE BONDS (0.5%)

	Consumer Discretionary (0.2%)

125,000	DISH Network Corp. 2.375%, 03/15/24	121,129

	Financials (0.3%)

200,000	Prospect Capital Corp. 4.950%, 07/15/22	207,552

	TOTAL CONVERTIBLE BONDS (Cost $321,729)	328,681

BANK LOANS (8.6%) ¡

	Airlines (0.2%)

185,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	190,481

	Communication Services (1.0%)

124,055	CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	122,704

297,927	Go Daddy Operating Company, LLC‡ 1.842%, 02/15/24 1 mo. LIBOR + 1.75%	294,948

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

298,462	SBA Senior Finance II, LLC‡ 1.850%, 04/11/25 1 mo. LIBOR + 1.75%	$295,793

		713,445

	Consumer Discretionary (0.7%)

248,569	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	254,111

249,375	Murphy USA, Inc.‡ 2.250%, 01/31/28 1 mo. LIBOR + 1.75%	249,478

		503,589

	Consumer Staples (0.6%)

298,500	Energizer Holdings, Inc.‡ 2.750%, 12/22/27 1 mo. LIBOR + 2.25%	297,194

148,533	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	148,254

		445,448

	Energy (0.2%)

112,500	DT Midstream, Inc.‡ 2.500%, 06/26/28 6 mo. LIBOR + 2.00%	112,349

12,500	DT Midstream, Inc.‡ 2.500%, 06/26/28 3 mo. LIBOR + 2.00%	12,484

		124,833

	Financials (0.4%)

150,000	Jazz Financing Lux Sarl‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	150,375

168,664	Level 3 Financing, Inc.‡ 1.842%, 03/01/27 1 mo. LIBOR + 1.75%	165,344

		315,719

	Health Care (1.8%)

265,261	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	257,096

212,308	Avantor, Inc.‡ 2.500%, 11/21/24 3 mo. LIBOR + 2.00%	211,954

299,250	Catalent Pharma Solutions Inc.‡ 2.500%, 02/22/28 1 mo. LIBOR + 2.00%	300,148

65,000	HCA, Inc.‡! 0.000%, 06/23/28	65,447

168,114	Icon Luxembourg Sarl! 0.000%, 07/03/28	167,964

41,886	Icon Luxembourg Sarl! 0.000%, 07/03/28	41,848

32,022	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	31,993

7,978	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	7,971

PRINCIPAL AMOUNT		VALUE

259,013	Mallinckrodt International Finance S.A.‡ 6.000%, 09/24/24 6 mo. LIBOR + 5.25%	$252,484

		1,336,905

	Industrials (1.9%)

300,000	AECOM Technology Corporation‡ 1.842%, 04/13/28 1 mo. LIBOR + 1.75%	299,812

249,375	Horizon Therapeutics USA, Inc.‡ 2.500%, 03/15/28 1 mo. LIBOR + 2.00%	247,286

319,200	Spectrum Brands, Inc.‡ 2.500%, 03/03/28 3 mo. LIBOR + 2.00%	316,707

253,696	United Rentals, Inc.‡ 1.842%, 10/31/25 1 mo. LIBOR + 1.75%	254,925

250,000	XPO Logistics, Inc.‡ 1.881%, 02/24/25 3 mo. LIBOR + 1.75%	248,143

		1,366,873

	Information Technology (1.6%)

298,500	Dell International, LLC‡ 2.000%, 09/19/25 1 mo. LIBOR + 1.75%	298,402

298,481	ON Semiconductor Corporation‡ 2.092%, 09/19/26 1 mo. LIBOR + 2.00%	295,753

298,458	Open Text Corporation‡ 1.842%, 05/30/25 1 mo. LIBOR + 1.75%	298,750

249,375	Playtika Holding Corp.‡ 2.842%, 03/13/28 1 mo. LIBOR + 2.75%	247,926

		1,140,831

	Information Technology (0.2%)

124,375	Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	124,511

	TOTAL BANK LOANS (Cost $6,299,563)	6,262,635

ASSET BACKED SECURITIES (4.1%)

	Financials (2.7%)

177,735	Commonbond Student Loan Trust Series 2021-AGS, Class A* 1.200%, 03/25/52	177,655

150,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	150,560

250,000	DT Auto Owner Trust Series 2020-1A, Class B* 2.160%, 05/15/24	252,214

265,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	268,734

26,840	OSCAR US Funding Trust IX, LLC Series 2018-2A, Class A3* 3.390%, 09/12/22	26,856

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

290,000	Oscar US Funding Trust XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	$290,012

237,000	Progress Residentiall Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	238,359

59,576	SoFi Professional Loan Program, LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	60,136

241,301	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	246,331

250,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	263,989

		1,974,846

	Other (1.4%)

226,042	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	229,143

223,904	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	230,971

250,000	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	251,593

195,000	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	195,101

100,000	Tesla Auto Lease Trust Series 2020-A, Class A3* 0.680%, 12/20/23	100,469

		1,007,277

	TOTAL ASSET BACKED SECURITIES (Cost $2,942,835)	2,982,123

U.S. GOVERNMENT AND AGENCY SECURITIES (27.7%)

	Federal Home Loan Mortgage Corp. Pool

258,190	4.000%, 05/01/49	275,783

145,375	2.500%, 02/01/35	152,484

	Federal National Mortgage Association

946,262	2.500%, 04/01/50	985,490

910,422	3.000%, 04/01/50	953,746

874,848	3.500%, 04/01/50	926,315

412,909	3.000%, 07/01/46	436,421

259,526	3.500%, 11/01/49	274,588

249,695	3.500%, 08/01/47	265,613

245,211	3.000%, 03/01/47	259,174

207,450	2.500%, 09/01/31	218,858

200,677	4.000%, 06/01/48	214,177

175,907	3.000%, 02/01/33	185,622

155,515	4.500%, 04/01/48	167,481

138,582	3.500%, 02/01/49	146,999

114,526	3.000%, 07/01/49	119,966

99,424	4.000%, 03/01/47	106,790

96,567	3.000%, 01/01/35	101,840

	Government National Mortgage Association II Pool

270,959	3.500%, 10/20/47	287,084

194,186	3.000%, 10/20/47	204,797

PRINCIPAL AMOUNT		VALUE

	U.S. Treasury Bond

1,000,000	2.250%, 08/15/49	$1,075,703

750,000	2.875%, 11/15/46	900,937

600,000	1.875%, 02/15/41	607,219

600,000	1.125%, 05/15/40	536,531

500,000	3.500%, 02/15/39	643,203

500,000	3.000%, 05/15/47	615,312

500,000	2.000%, 02/15/50	510,312

500,000	1.125%, 08/15/40	445,586

300,000	3.000%, 02/15/49	371,977

200,000	1.375%, 08/15/50	175,750

125,000	2.375%, 11/15/49	138,145

1,091,340	U.S. Treasury Inflation Indexed Note 0.500%, 01/15/28	1,254,588

	U.S. Treasury Note

1,800,000	0.750%, 01/31/28	1,779,258

630,000	1.500%, 02/15/30^	648,506

600,000	0.250%, 09/30/25	592,078

500,000	2.875%, 11/30/25	548,769

500,000	2.500%, 02/28/26	542,168

500,000	1.125%, 02/28/27	509,434

500,000	0.500%, 04/30/27	491,270

500,000	0.375%, 09/30/27	484,941

400,000	0.625%, 05/15/30^	382,000

400,000	0.625%, 08/15/30	380,844

125,000	0.250%, 05/31/25	123,745

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $19,235,695)	20,041,504

RESIDENTIAL MORTGAGE BACKED SECURITIES (6.2%)

250,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	274,128

	Federal National Mortgage Association

996,721	2.500%, 07/01/51	1,038,930

994,000	2.000%, 07/01/36	1,032,224

	Freddie Mac Multifamily Structured Pass Through Certificates Class A2

500,000	3.990%, 05/25/33‡	599,960

460,000	3.350%, 01/25/28	522,277

1,000,000	Government National Mortgage Association II Pool Series 2021-134, Class KP 1.350%, 03/16/60	991,851

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,373,435)	4,459,370

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.2%)

2,292,234	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,292,234)	$2,292,234

TOTAL INVESTMENTS (101.0%) (Cost $70,056,730)		73,059,734

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.2%)		(2,292,234)

OTHER ASSETS, LESS LIABILITIES (2.2%)		1,607,078

NET ASSETS (100.0%)		$72,374,578

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
^	Security, or portion of security, is on loan.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)

Buys 1,000,000	U.S. Treasury Note 5-Year	Sep 2021	$1,244,453	$5,526

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (79.2%)

	Airlines (2.0%)

175,716	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$178,086

26,667	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	27,065

110,493	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	122,588

76,847	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	85,927

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

65,000	5.500%, 04/20/26	68,079

22,000	5.750%, 04/20/29	23,810

110,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	111,735

74,879	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	88,622

33,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	37,229

85,731	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	87,817

50,164	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	49,731

		880,689

	Communication Services (10.6%)

150,000	Arrow Bidco, LLC* 9.500%, 03/15/24	153,999

65,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	66,034

70,000	Brink’s Company* 5.500%, 07/15/25	73,794

170,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	178,821

115,000	CommScope, Inc.* 5.500%, 03/01/24	118,484

100,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	108,107

	CSC Holdings, LLC*

315,000	5.750%, 01/15/30	328,942

250,000	5.375%, 02/01/28	264,710

220,000	4.500%, 11/15/31	222,123

200,000	5.500%, 04/15/27	209,420

101,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	106,435

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

75,000	6.625%, 08/15/27	30,154

55,000	5.375%, 08/15/26	31,999

PRINCIPAL AMOUNT		VALUE

10,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	$10,348

322,000	Embarq Corp. 7.995%, 06/01/36	361,236

	Entercom Media Corp.*^

44,000	6.750%, 03/31/29	44,948

44,000	6.500%, 05/01/27	45,369

56,000	Frontier Florida, LLC& 6.860%, 02/01/28	61,417

140,000	Frontier North, Inc.@ 6.730%, 02/15/28	152,398

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

90,000	3.500%, 03/01/29	90,173

25,000	5.250%, 12/01/27	26,278

30,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	33,615

	Intelsat Jackson Holdings, SA@

70,000	9.750%, 07/15/25*	39,611

50,000	5.500%, 08/01/23	27,597

100,000	Intelsat Luxembourg, SA@ 7.750%, 06/01/21	2,743

200,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	213,916

56,070	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	55,535

110,000	Lumen Technologies, Inc.* 4.000%, 02/15/27	113,248

	Netflix, Inc.

80,000	4.875%, 06/15/30*	96,537

45,000	4.875%, 04/15/28	52,654

	Scripps Escrow II, Inc.*

46,000	3.875%, 01/15/29	46,065

23,000	5.375%, 01/15/31	23,018

130,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	134,681

46,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.* 4.625%, 11/01/26	47,969

	Sirius XM Radio, Inc.*

125,000	5.500%, 07/01/29	137,111

125,000	4.625%, 07/15/24	128,436

72,000	4.000%, 07/15/28	74,304

65,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	66,335

165,000	Sprint Capital Corp. 6.875%, 11/15/28	213,045

230,000	Sprint Corp. 7.125%, 06/15/24	264,873

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	92,020

126,000	United States Cellular Corp. 6.700%, 12/15/33	156,964

42,000	Windstream Services, LLC / Windstream Finance Corp.@& 7.750%, 10/01/21	452

		4,705,918

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (13.2%)

96,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	$104,054

	Ashton Woods USA, LLC / Ashton

	Woods Finance Company*

72,000	6.625%, 01/15/28	76,880

60,000	4.625%, 08/01/29	60,210

28,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	29,203

125,000	Bally’s Corp.* 6.750%, 06/01/27	135,234

	Caesars Entertainment, Inc.*

46,000	8.125%, 07/01/27	50,686

46,000	6.250%, 07/01/25	48,617

140,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	141,182

	Carnival Corp.*

44,000	10.500%, 02/01/26^	50,448

23,000	7.625%, 03/01/26	24,416

110,000	Carriage Services, Inc.* 4.250%, 05/15/29	110,092

65,000	Carvana Company* 5.625%, 10/01/25	67,563

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

200,000	5.125%, 05/01/27	209,490

100,000	4.750%, 03/01/30	106,135

60,000	5.750%, 02/15/26	62,065

55,000	5.000%, 02/01/28	57,723

46,000	4.250%, 02/01/31	47,470

75,000	Cedar Fair, LP 5.250%, 07/15/29	76,409

	Century Communities, Inc.

125,000	6.750%, 06/01/27	133,739

85,000	5.875%, 07/15/25	87,880

200,000	Dana, Inc. 5.625%, 06/15/28	215,402

	DISH DBS Corp.

77,000	7.750%, 07/01/26	88,026

60,000	7.375%, 07/01/28^	64,991

72,000	Everi Holdings, Inc.* 5.000%, 07/15/29	73,701

55,000	Ford Motor Company 8.500%, 04/21/23	61,150

	Ford Motor Credit Company, LLC

200,000	4.389%, 01/08/26	217,114

200,000	4.000%, 11/13/30	211,868

200,000	3.664%, 09/08/24	209,858

	goeasy, Ltd.*

160,000	5.375%, 12/01/24	166,128

80,000	4.375%, 05/01/26	82,531

44,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	46,398

45,000	Guitar Center, Inc.* 8.500%, 01/15/26	48,112

200,000	International Game Technology, PLC* 6.250%, 01/15/27	227,482

	L Brands, Inc.

123,000	6.694%, 01/15/27	146,156

67,000	6.875%, 11/01/35	86,260

PRINCIPAL AMOUNT		VALUE

50,000	Liberty Interactive, LLC 8.500%, 07/15/29	$57,416

65,000	Life Time, Inc.* 8.000%, 04/15/26	68,140

	M/I Homes, Inc.

170,000	5.625%, 08/01/25	175,071

70,000	4.950%, 02/01/28	73,856

	Macy’s Retail Holdings, LLC

40,000	6.700%, 07/15/34*	42,567

25,000	5.125%, 01/15/42	22,898

45,000	Macy’s, Inc.* 8.375%, 06/15/25	49,097

	Mattel, Inc.*

125,000	5.875%, 12/15/27	136,905

11,000	3.750%, 04/01/29^	11,612

	Mclaren Finance, PLC*

200,000	7.500%, 08/01/26	203,396

200,000	5.750%, 08/01/22	200,000

100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	100,920

65,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	67,705

92,000	Newell Brands, Inc. 4.700%, 04/01/26	102,617

48,000	Penn National Gaming, Inc.* 4.125%, 07/01/29	47,336

224,000	Rite Aid Corp.* 8.000%, 11/15/26	225,127

	Royal Caribbean Cruises, Ltd.*

45,000	11.500%, 06/01/25	51,559

23,000	10.875%, 06/01/23	26,143

105,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	106,322

125,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	127,894

75,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	84,914

23,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	26,696

100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	102,085

105,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	104,310

23,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	23,803

		5,863,062

	Consumer Staples (3.8%)

107,000	Central Garden & Pet Company* 4.125%, 04/30/31	109,467

	Edgewell Personal Care Company*

65,000	4.125%, 04/01/29	65,461

45,000	5.500%, 06/01/28	47,691

102,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	102,596

70,000	Fresh Market, Inc.* 9.750%, 05/01/23	72,162

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

105,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	$115,544

42,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 6.500%, 04/15/29	47,357

	Kraft Heinz Foods Company

140,000	4.375%, 06/01/46	161,249

23,000	4.250%, 03/01/31	26,518

23,000	3.875%, 05/15/27	25,480

63,000	New Albertsons, LP 7.750%, 06/15/26	72,377

96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	97,698

145,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	155,243

	Post Holdings, Inc.*

110,000	5.750%, 03/01/27	114,730

65,000	4.625%, 04/15/30	66,283

90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	89,355

100,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	108,134

	Vector Group, Ltd.*

145,000	5.750%, 02/01/29	147,764

55,000	10.500%, 11/01/26	58,529

		1,683,638

	Energy (7.4%)

	Antero Resources Corp.*

35,000	7.625%, 02/01/29	38,367

22,000	5.375%, 03/01/30	22,403

	Apache Corp.

90,000	5.100%, 09/01/40	96,628

52,000	4.875%, 11/15/27	56,007

46,000	4.625%, 11/15/25	49,500

	Buckeye Partners, LP

75,000	3.950%, 12/01/26	76,250

50,000	5.850%, 11/15/43	50,899

68,000	ChampionX Corp. 6.375%, 05/01/26	71,230

	Cheniere Energy Partners, LP

110,000	5.625%, 10/01/26	113,769

23,000	4.000%, 03/01/31*	24,351

45,000	Cheniere Energy, Inc. 4.625%, 10/15/28	47,555

	Continental Resources, Inc.

90,000	3.800%, 06/01/24	94,506

70,000	4.375%, 01/15/28^	78,244

125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	117,641

1,745	Diamond Foreign Asset Company / Diamond Finance, LLC

	13.000%, 04/22/27

	13.000% PIK rate	1,750

51,000	DT Midstream, Inc.* 4.125%, 06/15/29	52,346

140,000	Energy Transfer, LP‡ 3.143%, 11/01/66 3 mo. USD LIBOR + 3.02%	115,539

70,000	6.500%, 11/15/26

	5 year CMT + 5.69	71,697

PRINCIPAL AMOUNT		VALUE

120,000	EnLink Midstream Partners, LP 6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	$92,956

100,000	4.850%, 07/15/26	104,675

	EQT Corp.

57,000	7.500%, 02/01/30	74,943

40,000	6.625%, 02/01/25	46,269

23,000	5.000%, 01/15/29	26,018

117,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	115,647

	Gulfport Energy Operating Corp.

90,000	6.375%, 05/15/25	3,825

26,334	8.000%, 05/17/26^	28,210

	Laredo Petroleum, Inc.

76,000	10.125%, 01/15/28	80,552

23,000	7.750%, 07/31/29*	22,276

100,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	102,541

	Moss Creek Resources Holdings, Inc.*

50,000	7.500%, 01/15/26	45,288

45,000	10.500%, 05/15/27	43,253

44,000	Murphy Oil Corp. 6.375%, 07/15/28	46,607

	New Fortress Energy, Inc.*

46,000	6.750%, 09/15/25	46,985

45,000	6.500%, 09/30/26	45,535

45,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	27,097

24,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	25,114

	Occidental Petroleum Corp.

280,000	4.300%, 08/15/39	277,984

203,000	2.900%, 08/15/24	204,669

46,000	5.875%, 09/01/25	51,036

25,000	Ovintiv, Inc. 6.500%, 08/15/34	33,399

50,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	49,682

75,000	Parkland Corp. / Canada* 5.875%, 07/15/27	80,058

100,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	89,677

36,000	Range Resources Corp.* 8.250%, 01/15/29	39,905

52,000	Transocean, Inc.*^ 11.500%, 01/30/27	51,805

	Venture Global Calcasieu Pass, LLC*

25,000	4.125%, 08/15/31	25,790

25,000	3.875%, 08/15/29	25,558

47,000	Vine Energy Holdings, LLC* 6.750%, 04/15/29	49,126

50,000	Viper Energy Partners, LP* 5.375%, 11/01/27	52,463

70,000	W&T Offshore, Inc.* 9.750%, 11/01/23	67,418

47,000	Weatherford International, Ltd.* 11.000%, 12/01/24	48,697

		3,303,740

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (15.4%)

	Acrisure, LLC / Acrisure Finance, Inc.*

262,000	7.000%, 11/15/25	$266,619

144,000	6.000%, 08/01/29	144,108

63,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	67,497

97,000	AG Issuer, LLC* 6.250%, 03/01/28	102,016

205,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	214,401

76,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	79,875

75,000	8.000%, 11/01/31	109,344

45,000	4.700%, 08/01/33‡ 7 year CMT + 3.48%	46,878

97,000	AmWINS Group, Inc.* 4.875%, 06/30/29	99,061

215,000	AssuredPartners, Inc.* 7.000%, 08/15/25	219,145

98,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	104,381

87,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	88,693

266,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LL* 5.750%, 05/15/26	276,943

	Credit Acceptance Corp.

130,000	6.625%, 03/15/26	137,561

89,000	5.125%, 12/31/24*	92,078

29,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	31,185

125,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	129,651

96,000	Enact Holdings, Inc.* 6.500%, 08/15/25	104,249

138,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	137,070

156,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	159,920

420,000	HUB International, Ltd.* 7.000%, 05/01/26	435,674

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

115,000	5.250%, 05/15/27	121,131

68,000	4.375%, 02/01/29	68,921

160,000	ILFC E-Capital Trust II*‡ 3.910%, 12/21/65 3 mo. USD LIBOR + 1.80%	135,496

230,000	Iron Mountain, Inc.* 5.250%, 03/15/28	241,261

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

260,000	5.000%, 08/15/28	266,321

200,000	6.250%, 06/03/26	215,630

PRINCIPAL AMOUNT		VALUE

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

182,000	5.250%, 10/01/25	$185,030

48,000	4.750%, 06/15/29	47,851

113,000	LD Holdings Group, LLC* 6.125%, 04/01/28	112,295

200,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	203,978

	LPL Holdings, Inc.*

115,000	4.000%, 03/15/29	116,965

36,000	4.375%, 05/15/31	36,951

193,000	MetLife, Inc. 6.400%, 12/15/66	247,509

	Navient Corp.

202,000	5.000%, 03/15/27	210,779

100,000	4.875%, 03/15/28	100,958

	OneMain Finance Corp.

85,000	7.125%, 03/15/26	100,156

85,000	6.875%, 03/15/25	96,629

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

55,000	7.500%, 06/01/25	59,656

45,000	5.875%, 10/01/28	48,041

57,000	PHH Mortgage Corp.* 7.875%, 03/15/26	58,588

100,000	Prospect Capital Corp. 3.706%, 01/22/26	103,882

45,000	Quicken Loans, LLC / Quicken Loans Co-Issuer, Inc.* 3.625%, 03/01/29	45,357

125,000	Radian Group, Inc. 4.875%, 03/15/27	135,954

100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	101,140

72,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	73,037

55,000	SLM Corp. 4.200%, 10/29/25	59,602

150,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	159,198

90,000	StoneX Group, Inc.* 8.625%, 06/15/25	97,862

	United Wholesale Mortgage, LLC*

68,000	5.500%, 11/15/25	70,145

46,000	5.500%, 04/15/29	45,824

96,000	VICI Properties, LP / VICI Note Company, Inc.* 3.750%, 02/15/27	98,953

	XHR, LP*

98,000	6.375%, 08/15/25	104,544

48,000	4.875%, 06/01/29	49,166

		6,865,159

	Health Care (6.9%)

46,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	48,421

240,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	259,959

	Bausch Health Companies, Inc.*

125,000	5.250%, 02/15/31^	117,261

100,000	5.000%, 01/30/28	95,719

39,000	5.000%, 02/15/29	36,884

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Centene Corp.

100,000	4.250%, 12/15/27	$105,479

46,000	3.000%, 10/15/30	47,883

44,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	45,147

	CHS/Community Health Systems, Inc.*

183,000	6.125%, 04/01/30	185,657

110,000	8.000%, 03/15/26	117,995

49,000	6.875%, 04/15/29	51,636

	DaVita, Inc.*

137,000	4.625%, 06/01/30	141,666

67,000	3.750%, 02/15/31	65,238

	Encompass Health Corp.

45,000	4.750%, 02/01/30	48,274

45,000	4.500%, 02/01/28	46,885

124,000	HCA, Inc. 7.500%, 11/06/33	177,264

210,000	Jazz Securities DAC* 4.375%, 01/15/29	219,267

80,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	53,288

200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	206,260

107,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	99,909

	Tenet Healthcare Corp.

220,000	6.250%, 02/01/27*	229,460

130,000	6.875%, 11/15/31	149,093

125,000	4.875%, 01/01/26*	129,606

	Teva Pharmaceutical Finance Netherlands III, BV

200,000	6.000%, 04/15/24	210,460

180,000	2.800%, 07/21/23	178,591

		3,067,302

	Industrials (11.8%)

90,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	99,664

100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	100,051

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

123,000	4.875%, 02/15/30	133,247

120,000	4.625%, 01/15/27	127,004

46,000	3.500%, 03/15/29	46,495

	Allison Transmission, Inc.*

80,000	4.750%, 10/01/27	83,599

25,000	3.750%, 01/30/31	25,024

24,000	Ambience Merger Sub, Inc.* 7.125%, 07/15/29	24,323

20,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	17,828

49,000	Arcosa, Inc.* 4.375%, 04/15/29	50,232

225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	237,631

79,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	79,275

PRINCIPAL AMOUNT		VALUE

87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	$89,196

	Cascades, Inc. / Cascades USA, Inc.*

75,000	5.125%, 01/15/26	79,495

50,000	5.375%, 01/15/28	52,699

	Delta Air Lines, Inc.

23,000	7.375%, 01/15/26	27,103

23,000	3.800%, 04/19/23	23,766

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

23,000	4.750%, 10/20/28	25,781

11,000	4.500%, 10/20/25	11,849

69,000	Endure Digital, Inc.* 6.000%, 02/15/29	67,000

45,000	EnerSys* 4.375%, 12/15/27	47,142

46,000	GFL Environmental, Inc.* 3.750%, 08/01/25	47,390

	Golden Nugget, Inc.*

65,000	6.750%, 10/15/24	65,238

50,000	8.750%, 10/01/25^	52,730

52,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	55,676

50,000	Granite US Holdings Corp.* 11.000%, 10/01/27	55,869

	Graphic Packaging International, LLC*

60,000	4.750%, 07/15/27	65,110

44,000	3.500%, 03/01/29	43,886

22,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	22,718

223,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	221,468

54,000	HCRX Investments Holdco, LP* 4.500%, 08/01/29	55,157

125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	131,382

	Howmet Aerospace, Inc.

115,000	5.125%, 10/01/24	126,751

40,000	6.875%, 05/01/25	46,578

110,000	JELD-WEN, Inc.* 4.625%, 12/15/25	112,218

43,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	46,638

108,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	111,370

46,000	MasTec, Inc.* 4.500%, 08/15/28	48,545

63,000	Meritor, Inc.* 4.500%, 12/15/28	64,516

60,000	Moog, Inc.* 4.250%, 12/15/27	61,986

130,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	132,322

95,000	Novelis Corp.* 4.750%, 01/30/30	101,304

105,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	106,856

	Patrick Industries, Inc.*

50,000	7.500%, 10/15/27	54,410

44,000	4.750%, 05/01/29	44,935

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

110,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	$119,445

19,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	20,157

100,000	QVC, Inc. 4.375%, 09/01/28	102,821

110,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu* 4.000%, 10/15/27	110,024

80,000	Scientific Games International, Inc.* 5.000%, 10/15/25	82,293

44,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	46,441

86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	86,861

	Sinclair Television Group, Inc.*

46,000	4.125%, 12/01/30	44,656

45,000	5.500%, 03/01/30^	45,203

	Standard Industries, Inc.*

90,000	5.000%, 02/15/27	93,246

23,000	4.375%, 07/15/30	23,672

	Station Casinos, LLC*

185,000	4.500%, 02/15/28	186,767

65,000	5.000%, 10/01/25	65,905

45,000	Stericycle, Inc.* 3.875%, 01/15/29	45,676

69,000	STL Holding Company, LLC* 7.500%, 02/15/26	72,815

	TransDigm, Inc.

195,000	7.500%, 03/15/27	206,887

125,000	6.250%, 03/15/26*	131,346

44,000	Tronox, Inc.* 4.625%, 03/15/29	44,825

	United Rentals North America, Inc.

50,000	3.750%, 01/15/32	50,000

35,000	5.875%, 09/15/26	36,200

22,000	3.875%, 02/15/31	22,669

75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	76,608

	WESCO Distribution, Inc.*

47,000	7.125%, 06/15/25	50,697

25,000	7.250%, 06/15/28	27,873

115,000	XPO Logistics, Inc.* 6.750%, 08/15/24	119,396

		5,235,940

	Information Technology (2.9%)

48,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	49,511

50,000	CDK Global, Inc.* 5.250%, 05/15/29	54,519

112,000	CommScope Technologies, LLC* 6.000%, 06/15/25	113,814

	Dell International, LLC / EMC Corp.

70,000	6.100%, 07/15/27	86,603

40,000	5.850%, 07/15/25	47,027

48,000	Fair Isaac Corp.* 4.000%, 06/15/28	50,226

PRINCIPAL AMOUNT		VALUE

100,000	KBR, Inc.* 4.750%, 09/30/28	$101,791

100,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	97,270

44,000	NCR Corp.* 5.125%, 04/15/29	45,857

112,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	113,126

68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	70,853

72,000	Open Text Corp.* 3.875%, 02/15/28	74,529

44,000	Playtika Holding Corp.* 4.250%, 03/15/29	43,931

66,000	PTC, Inc.* 4.000%, 02/15/28	68,394

100,000	TTM Technologies, Inc.*^ 4.000%, 03/01/29	100,749

	Twilio, Inc.

65,000	3.625%, 03/15/29	66,859

23,000	3.875%, 03/15/31^	24,068

100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	100,194

		1,309,321

	Materials (3.4%)

200,000	Alcoa Nederland Holding, BV*^ 4.125%, 03/31/29	210,522

47,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	49,421

75,000	ArcelorMittal, SA 7.250%, 10/15/39	109,604

145,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	146,721

	Freeport-McMoRan, Inc.

65,000	5.000%, 09/01/27	68,687

48,000	5.450%, 03/15/43	61,713

45,000	5.400%, 11/14/34	57,209

68,000	HB Fuller Company 4.250%, 10/15/28	69,663

87,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	89,115

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	89,660

	Kaiser Aluminum Corp.*

50,000	4.625%, 03/01/28	52,277

11,000	4.500%, 06/01/31	11,452

71,000	Mercer International, Inc. 5.125%, 02/01/29	72,504

	New Gold, Inc.*

30,000	6.375%, 05/15/25	30,968

23,000	7.500%, 07/15/27	24,861

45,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	48,811

46,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	27,797

110,000	Silgan Holdings, Inc. 4.125%, 02/01/28	114,308

44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	44,909

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
75,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	$78,676
46,000	Valvoline, Inc.* 3.625%, 06/15/31	45,856

		1,504,734

	Real Estate (0.9%)
71,000	EPR Properties 3.750%, 08/15/29	72,108

	Forestar Group, Inc.*

67,000	5.000%, 03/01/28	69,840

23,000	3.850%, 05/15/26	23,350
68,000	iStar, Inc. 5.500%, 02/15/26	71,392

	Service Properties Trust

125,000	4.350%, 10/01/24	126,169

45,000	5.250%, 02/15/26	45,551

		408,410

	Utilities (0.9%)
72,000	Calpine Corp.* 4.500%, 02/15/28	74,319
139,000	PPL Capital Funding, Inc.‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	136,294

	Talen Energy Supply, LLC*

55,000	10.500%, 01/15/26	37,967

25,000	7.250%, 05/15/27	22,824

100,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	108,282

		379,686

	TOTAL CORPORATE BONDS (Cost $33,728,658)	35,207,599

CONVERTIBLE BONDS (0.8%)

	Consumer Discretionary (0.8%)
179,000	DISH Network Corp. 2.375%, 03/15/24	173,456

	Liberty Interactive, LLC

95,000	4.000%, 11/15/29	73,210

60,000	3.750%, 02/15/30	46,286
40,000	Peloton Interactive, Inc.* 0.000%, 02/15/26	37,851

	TOTAL CONVERTIBLE BONDS (Cost $367,385)	330,803

BANK LOANS (11.4%) ¡

	Airlines (0.5%)

95,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	97,814

124,688	United Airlines, Inc.‡ 4.500%, 04/21/28 1 mo. LIBOR + 3.75%	125,070

		222,884

	Communication Services (2.5%)

122,813	Clear Channel Outdoor Holdings, Inc.‡ 3.630%, 08/21/26 3 mo. LIBOR + 3.50%	119,448

PRINCIPAL AMOUNT		VALUE

270,000	DIRECTV Financing, LLC! 0.000%, 07/21/27	$269,799

139,650	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	139,825

85,000	Frontier Communications Corp.! 0.000%, 05/01/28	85,107

84,274	iHeartCommunications, Inc.‡ 3.092%, 05/01/26 1 mo. LIBOR + 3.00%	83,274

233,900	Intelsat Jackson Holdings S.A. 8.625%, 01/02/24	238,620

190,000	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	194,003

		1,130,076

	Consumer Discretionary (2.4%)
50,000	At Home Group, Inc.! 0.000%, 07/30/28	50,063

25,000	At Home Group, Inc.‡ 4.750%, 07/30/28 3 mo. LIBOR + 4.25%	25,031

99,500	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	99,563

144,234	Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	147,450

159,600	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	159,088

190,000	PetSmart, Inc.‡ 4.500%, 02/12/28 6 mo. LIBOR + 3.75%	190,166

72,319	Rent-A-Center, Inc.‡ 4.750%, 02/17/28 1 mo. LIBOR + 4.00%	72,680

40,000	Rent-A-Center, Inc.! 0.000%, 02/17/28	40,200

92,300	TKC Holdings, Inc.! 0.000%, 05/15/28	91,348

23,600	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	23,357

165,000	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	164,846

		1,063,792

	Consumer Staples (0.1%)

49,511	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	49,418

	Energy (0.3%)

115,132	Par Pacific Holdings, Inc.‡ 6.870%, 01/12/26 3 mo. LIBOR + 6.75%	114,556

	Health Care (2.7%)

265,261	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	257,096

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

98,862	Endo Luxembourg Finance Company I Sarl‡ 5.750%, 03/27/28 3 mo. LIBOR + 5.00%	$96,799

137,239	Gentiva Health Services, Inc.‡ 2.875%, 07/02/25 1 mo. LIBOR + 2.75%	136,896

44,030	Icon Luxembourg Sarl! 0.000%, 07/03/28	43,991

40,027	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.25%	39,991

10,970	Icon Luxembourg Sarl! 0.000%, 07/03/28	10,960

9,973	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.25%	9,964

237,428	Mallinckrodt International Finance S.A.‡ 6.000%, 09/24/24 6 mo. LIBOR + 4.75%	231,444

115,000	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	115,359

265,302	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	257,468

		1,199,968

	Industrials (1.6%)

50,000	ACProducts, Inc.‡ 4.750%, 05/05/28 6 mo. LIBOR + 4.25%	49,754

60,000	Air Canada! 0.000%, 07/28/28	60,175

176,040	Berry Global, Inc.‡ 1.850%, 07/01/26 1 mo. LIBOR + 1.75%	174,185

93,300	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/17/28 1 mo. LIBOR + 3.50%	93,533

93,816	Dun & Bradstreet Corp.‡ 3.336%, 02/06/26 1 mo. LIBOR + 3.25%	93,142

98,273	Granite Holdings US Acquisition Company‡ 4.147%, 09/30/26 3 mo. LIBOR + 4.00%	98,273

152,634	Scientific Games International, Inc.‡ 2.842%, 08/14/24 1 mo. LIBOR + 2.75%	150,588

		719,650

	Information Technology (1.1%)

60,000	AP Core Holdings II, LLC! 0.000%, 07/21/27	59,813

217,235	Banff Merger Sub, Inc.‡ 3.842%, 10/02/25 1 mo. LIBOR + 3.75%	215,702

123,125	Camelot U.S. Acquisition 1 Company‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	122,094

PRINCIPAL AMOUNT		VALUE

102,868	VFH Parent, LLC‡ 3.085%, 03/01/26 1 mo. LIBOR + 3.00%	$102,262

		499,871

	Materials (0.2%)

79,000	Innophos, Inc.‡ 3.592%, 02/07/27 1 mo. LIBOR + 3.50%	78,951

	TOTAL BANK LOANS (Cost $5,102,873)	5,079,166

NUMBER OF SHARES		VALUE

COMMON STOCKS (1.8%)

	Communication Services (0.1%)

1,527	Cumulus Media, Inc. - Class A#	18,003

1,545	Lumen Technologies, Inc.	19,266

		37,269

	Energy (1.7%)

4,064	Calfrac Well Services, Ltd.#	11,745

1,068	Chaparral Energy, Inc. - Class A#	40,584

341	Chesapeake Energy Corp.^	18,431

215	Chevron Corp.	21,889

448	Denbury, Inc.#	29,438

3,276	Diamond Offshore Drilling, Inc.#	19,410

4,210	Energy Transfer, LP	41,511

4,560	Enterprise Products Partners, LP	102,919

660	EP Energy Corp.&#	65,340

648	Gulfport Energy Operating Corp.#	44,258

5,561	Lonestar Resources US, Inc.#&	54,776

1,285	Magellan Midstream Partners, LP	59,881

221	Oasis Petroleum, Inc.	20,268

790	Schlumberger, NV	22,776

1,523	Superior Energy Services, Inc.#	59,397

2,145	Targa Resources Corp.	90,326

1,565	Weatherford International, PLC^#	27,294

345	Whiting Petroleum Corp.#	16,181

965	Williams Companies, Inc.	24,173

		770,597

	Industrials (0.0%)

18,627	McDermott International, Inc.#	6,166

	TOTAL COMMON STOCKS (Cost $1,133,792)	814,032

PREFERRED STOCKS (1.3%)

	Communication Services (0.2%)

3,875	United States Cellular Corp. 6.250%, 09/01/69	107,648

	Consumer Discretionary (0.3%)

590	Guitar Center, Inc.	67,039

463	Qurate Retail, Inc. 8.000%, 03/15/31	50,226

		117,265

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JULY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Energy (0.8%)

6,130	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$142,829

3,692	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	93,001

4,185	NuStar Logistics, LP‡ 6.860%, 01/15/43 3 mo. USD LIBOR + 6.73%	105,755

		341,585

	TOTAL PREFERRED STOCKS (Cost $573,059)	566,498

WARRANTS (0.1%) #

	Energy (0.1%)

392	Chesapeake Energy Corp. 02/09/26, Strike $32.13	9,800

352	Chesapeake Energy Corp. 02/09/26, Strike $27.63	10,078

217	Chesapeake Energy Corp. 02/09/26, Strike $36.18	4,679

548	Denbury, Inc. 09/18/25, Strike $32.59	18,210

210	Denbury, Inc. 09/18/23, Strike $35.41	6,289

4,950	Mcdermott International, Ltd. 06/30/27, Strike $15.98	1

4,455	Mcdermott International, Ltd. 06/30/27, Strike $12.33	0

	TOTAL WARRANTS (Cost $127,391)	49,057

EXCHANGE-TRADED FUND (1.0%)

	Other (1.0%)

5,065	iShares iBoxx High Yield Corporate Bond ETF^ (Cost $441,871)	444,910

CONVERTIBLE PREFERRED STOCK (0.0%)

	Energy (0.0%)

2	Gulfport Energy Operating Corp. (Cost $1,596)	9,850

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.4%)

2,408,256	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,408,256)	2,408,256

VALUE

TOTAL INVESTMENTS (101.0%) (Cost $43,884,881)	$44,910,171

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.4%)	(2,408,256)

OTHER ASSETS, LESS LIABILITIES (4.4%)	1,950,017

NET ASSETS (100.0%)	$44,451,932

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
&	Illiquid security.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (62.2%)

	Airlines (1.4%)

556,433	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$563,940

366,399	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	371,866

384,233	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	429,634

253,648	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	267,294

198,471	Southwest Airlines Company Pass Through Trust Series 2007-1 6.650%, 08/01/22	203,794

150,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	169,222

326,973	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	338,587

244,946	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	250,906

		2,595,243

	Communication Services (3.1%)

500,000	Ashtead Capital, Inc.* 4.125%, 08/15/25	511,435

	AT&T, Inc.

250,000	1.700%, 03/25/26	253,895

250,000	0.900%, 03/25/24	250,698

500,000	Bell Canada 0.750%, 03/17/24	503,235

223,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	230,169

350,000	Cogent Communications Group, Inc.*^ 3.500%, 05/01/26	360,685

300,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	310,193

	Netflix, Inc.

250,000	5.500%, 02/15/22	256,780

250,000	3.625%, 06/15/25*	268,952

500,000	NTT Finance Corp.* 0.583%, 03/01/24	500,530

250,000	Qwest Corp. 6.750%, 12/01/21	254,805

500,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22	500,000

250,000	Sprint Corp. 7.875%, 09/15/23	283,150

31,250	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 3.360%, 03/20/23	31,370

PRINCIPAL AMOUNT		VALUE

	T-Mobile USA, Inc.

250,000	4.000%, 04/15/22	$254,720

250,000	2.625%, 04/15/26	256,183

250,000	2.250%, 02/15/26	253,228

500,000	Verizon Communications, Inc. 0.750%, 03/22/24	502,405

		5,782,433

	Consumer Discretionary (5.3%)

	American Honda Finance Corp.

500,000	0.650%, 09/08/23	502,920

250,000	0.550%, 07/12/24	249,585

250,000	BMW US Capital, LLC*^ 2.950%, 04/14/22	254,745

500,000	Cargill, Inc.* 3.250%, 11/15/21	504,365

250,000	Daimler Finance North America, LLC* 3.400%, 02/22/22	254,343

	Ford Motor Credit Company, LLC

500,000	3.370%, 11/17/23	518,845

250,000	3.350%, 11/01/22	255,775

250,000	3.339%, 03/28/22	253,305

250,000	General Motors Company 5.400%, 10/02/23	274,277

200,000	goeasy, Ltd.* 4.375%, 05/01/26	206,328

500,000	Hasbro, Inc. 2.600%, 11/19/22	513,445

	Lennar Corp.

500,000	4.750%, 11/15/22	521,655

250,000	4.500%, 04/30/24	272,320

500,000	M/I Homes, Inc. 5.625%, 08/01/25	514,915

500,000	Macy’s, Inc.* 8.375%, 06/15/25	545,525

500,000	Mattel, Inc.* 3.375%, 04/01/26	520,555

250,000	MGM Resorts International 6.000%, 03/15/23	264,298

500,000	Newell Brands, Inc. 4.350%, 04/01/23	523,790

250,000	Nissan Motor Acceptance Corp.* 1.050%, 03/08/24	250,183

500,000	Nordstrom, Inc. 2.300%, 04/08/24	498,840

500,000	Panasonic Corp.* 2.536%, 07/19/22	509,015

250,000	Target Corp. 2.250%, 04/15/25	263,600

605,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.* 5.875%, 04/15/23	642,794

	Toll Brothers Finance Corp.

500,000	4.375%, 04/15/23	522,735

250,000	4.875%, 11/15/25	280,517

		9,918,675

	Consumer Staples (1.8%)

200,000	Hormel Foods Corp. 0.650%, 06/03/24	200,694

750,000	Keurig Dr Pepper, Inc. 0.750%, 03/15/24	751,252

653,000	Land O’ Lakes, Inc.* 6.000%, 11/15/22	688,491

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	McCormick & Company Inc/MD
350,000	2.700%, 08/15/22	$358,008
300,000	0.900%, 02/15/26	297,597
	Mondelez International Holdings Netherlands, BV*
500,000	2.000%, 10/28/21	501,375
250,000	2.125%, 09/19/22	255,070
250,000	PepsiCo, Inc. 2.250%, 03/19/25	263,747

		3,316,234

	Energy (1.7%)
750,000	Baltimore Gas and Electric Company 2.800%, 08/15/22	764,512
500,000	EQT Corp.* 3.125%, 05/15/26	514,780
500,000	Halliburton Company 3.250%, 11/15/21	500,495
250,000	ONEOK, Inc. 2.750%, 09/01/24	263,093
500,000	Phillips 66 4.300%, 04/01/22	513,095
500,000	Saudi Arabian Oil Company* 2.750%, 04/16/22	508,485

		3,064,460

	Financials (27.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
500,000	2.875%, 08/14/24^	523,010
150,000	4.450%, 12/16/21	151,724
55,000	Aflac, Inc. 1.125%, 03/15/26	55,448
	Ally Financial, Inc.
250,000	3.050%, 06/05/23	260,752
250,000	1.450%, 10/02/23	253,943
	American Express Company
250,000	3.700%, 11/05/21	251,525
250,000	2.750%, 05/20/22	254,515
250,000	American International Group, Inc. 4.875%, 06/01/22	259,250
750,000	Ameriprise Financial, Inc. 3.000%, 03/22/22	763,425
500,000	Aon Corp. 2.200%, 11/15/22	512,090
680,000	Ares Capital Corp. 3.500%, 02/10/23	705,201
	Aviation Capital Group, LLC*
750,000	2.875%, 01/20/22^	756,270
250,000	3.875%, 05/01/23	261,875
	Bank of America Corp.‡
250,000	2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	262,085
250,000	1.658%, 03/11/27 SOFR + 0.91%	254,108
250,000	0.981%, 09/25/25 SOFR + 0.91%	250,620
	Bank of Montreal
500,000	2.050%, 11/01/22^	511,450
500,000	0.625%, 07/09/24	500,920
500,000	Bank of New York Mellon Corp. 1.950%, 08/23/22	509,240
	Bank of Nova Scotia
500,000	0.700%, 04/15/24	501,845
200,000	0.650%, 07/31/24	200,286

PRINCIPAL AMOUNT		VALUE
750,000	Barclays, PLC‡ 1.007%, 12/10/24 1 year CMT + 0.80%	$752,812
	Buffalo State College Foundation Housing Corp.
450,000	2.100%, 11/01/22	456,654
400,000	2.000%, 11/01/21	401,367
500,000	Capital One Financial Corp. 2.600%, 05/11/23	518,875
250,000	Caterpillar Financial Services Corp. 2.950%, 02/26/22	253,920
	Charles Schwab Corp.
250,000	0.900%, 03/11/26	250,175
250,000	0.750%, 03/18/24^	252,070
500,000	Citigroup, Inc.‡ 0.981%, 05/01/25 SOFR + 0.67%	502,790
250,000	Citizens Bank NA/Providence RI 3.250%, 02/14/22	253,390
475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	491,425
	Credit Suisse AG/New York NY
500,000	1.000%, 05/05/23	505,475
250,000	0.495%, 02/02/24	249,540
750,000	Danske Bank, A/S*‡ 3.001%, 09/20/22 3 mo. USD LIBOR + 1.25%	752,317
250,000	Discover Bank 2.450%, 09/12/24	261,945
500,000	ERP Operating, LP 4.625%, 12/15/21	502,540
1,250,000	European Bank for Reconstruction & Development 0.500%, 11/25/25	1,241,950
1,000,000	European Investment Bank 0.250%, 09/15/23	999,850
500,000	Fifth Third Bancorp 4.300%, 01/16/24	542,090
500,000	FNB Corp/PA 2.200%, 02/24/23	508,540
500,000	Franklin Resources, Inc. 2.800%, 09/15/22	513,865
	Goldman Sachs Group, Inc.
500,000	0.855%, 02/12/26‡ SOFR + 0.61%	498,060
250,000	0.627%, 11/17/23‡ SOFR + 0.54%	250,158
150,000	5.750%, 01/24/22	153,942
350,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 3.375%, 06/15/26	353,969
500,000	Huntington National Bank 1.800%, 02/03/23	510,800
	Hyundai Capital America*
250,000	3.950%, 02/01/22	254,215
250,000	3.000%, 06/20/22	255,382
250,000	2.375%, 02/10/23	256,340
250,000	0.875%, 06/14/24	249,453
	Inter-American Development Bank
1,000,000	1.750%, 04/14/22	1,011,610
1,000,000	1.750%, 03/14/25^	1,043,550
1,000,000	0.149%, 03/15/22‡ 3 mo. USD LIBOR + 0.03%	1,000,320
333,000	Intercontinental Exchange, Inc. 0.700%, 06/15/23	335,025

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	International Bank for Reconstruction & Development

1,000,000	1.625%, 02/10/22	$1,008,120

1,000,000	1.625%, 01/15/25	1,038,700

300,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC* 4.625%, 06/15/25	314,937

	JPMorgan Chase & Company‡

500,000	0.824%, 06/01/25 SOFR + 0.54%	500,895

250,000	1.578%, 04/22/27 SOFR + 0.89%	253,208

250,000	KeyBank NA/Cleveland OH^‡ 0.423%, 01/03/24 SOFR + 0.34%	250,313

2,000,000	Kreditanstalt fuer Wiederaufbau^ 2.500%, 02/15/22	2,026,120

750,000	Lloyds Banking Group, PLC‡ 0.695%, 05/11/24 1 year CMT + 0.55%	752,805

500,000	LSEGA Financing, PLC*^ 0.650%, 04/06/24	501,255

250,000	Macquarie Bank, Ltd.* 2.100%, 10/17/22	255,620

650,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	687,186

750,000	Mizuho Financial Group, Inc.‡ 2.721%, 07/16/23 3 mo. USD LIBOR + 0.84%	767,152

	Morgan Stanley‡

750,000	0.731%, 04/05/24 SOFR + 0.62%	752,677

500,000	0.790%, 05/30/25 SOFR + 0.53%	499,525

	National Bank of Canada

500,000	2.150%, 10/07/22*	510,755

250,000	2.100%, 02/01/23	256,452

500,000	National Securities Clearing Corp.* 1.200%, 04/23/23	507,710

500,000	Nordea Bank Abp* 1.000%, 06/09/23	506,255

1,000,000	Nordic Investment Bank 0.375%, 09/11/25	989,400

1,000,000	Oesterreichische Kontrollbank, AG 1.500%, 02/12/25	1,032,770

	OneMain Finance Corp.

500,000	6.875%, 03/15/25	568,405

200,000	6.125%, 05/15/22	207,886

500,000	Pacific Life Global Funding II*^ 0.500%, 09/23/23	502,200

250,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	262,765

250,000	Prudential Financial, Inc. 4.500%, 11/16/21	252,998

500,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	534,305

	Royal Bank of Canada

250,000	1.950%, 01/17/23	256,160

250,000	0.875%, 01/20/26	248,493

750,000	Santander Holdings USA, Inc. 3.700%, 03/28/22	763,642

PRINCIPAL AMOUNT		VALUE

	SBA Tower Trust*

500,000	1.631%, 05/15/51	$506,799

165,000	3.722%, 04/09/48	167,092

250,000	Shell International Finance, BV 2.000%, 11/07/24	260,775

750,000	Skandinaviska Enskilda Banken, AB* 3.050%, 03/25/22	763,807

	State Street Corp.‡

500,000	2.354%, 11/01/25 SOFR + 0.94%	527,465

250,000	2.825%, 03/30/23 SOFR + 2.69%	254,273

	Svensk Exportkredit, AB

1,000,000	2.375%, 03/09/22	1,013,260

500,000	0.500%, 08/26/25	496,205

500,000	0.375%, 07/30/24	498,630

	Toronto-Dominion Bank

500,000	0.750%, 06/12/23	503,995

250,000	1.200%, 06/03/26^	252,553

250,000	0.750%, 09/11/25^	248,905

250,000	0.750%, 01/06/26	248,328

	Truist Financial Corp.

250,000	3.050%, 06/20/22	255,650

250,000	2.200%, 03/16/23	257,417

500,000	UBS AG/London* 0.450%, 02/09/24	498,485

500,000	USAA Capital Corp.* 1.500%, 05/01/23	510,600

500,000	Ventas Realty, LP 3.125%, 06/15/23	520,555

500,000	VICI Properties, LP / VICI Note Company, Inc.*^ 3.500%, 02/15/25	511,815

100,000	Weingarten Realty Investors 3.375%, 10/15/22	102,731

500,000	Wells Fargo & Company‡ 1.654%, 06/02/24 SOFR + 1.60%	510,925

500,000	Zions Bancorp NA 3.350%, 03/04/22	507,695

		50,810,665

	Health Care (3.9%)

	AbbVie, Inc.

250,000	3.375%, 11/14/21	252,217

250,000	2.300%, 11/21/22	256,317

300,000	Anthem, Inc. 2.375%, 01/15/25	315,099

	AstraZeneca, PLC

250,000	2.375%, 06/12/22	254,265

250,000	0.700%, 04/08/26	246,563

250,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	255,597

250,000	Bristol-Myers Squibb Company 3.550%, 08/15/22	258,497

250,000	Cigna Corp. 0.613%, 03/15/24	250,163

750,000	Elanco Animal Health, Inc. 4.912%, 08/27/21	752,505

	Gilead Sciences, Inc.

500,000	3.250%, 09/01/22	513,690

500,000	0.750%, 09/29/23	500,350

	GlaxoSmithKline Capital, PLC

500,000	2.850%, 05/08/22	510,205

250,000	0.534%, 10/01/23	250,675

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

750,000	Humana, Inc. 0.650%, 08/03/23	$750,000

400,000	Illumina, Inc. 0.550%, 03/23/23	400,728

500,000	Royalty Pharma, PLC* 0.750%, 09/02/23	501,810

250,000	Stryker Corp. 0.600%, 12/01/23	250,113

500,000	Tenet Healthcare Corp.* 4.625%, 09/01/24	512,285

250,000	Zoetis, Inc. 3.250%, 08/20/21	250,353

		7,281,432

	Industrials (6.6%)

	Air Lease Corp.

520,000	3.500%, 01/15/22	527,426

250,000	2.250%, 01/15/23^	256,287

500,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	513,265

500,000	Avolon Holdings Funding, Ltd.* 3.625%, 05/01/22	510,035

250,000	Berry Global, Inc.* 0.950%, 02/15/24	250,848

500,000	BMW Finance, NV* 2.250%, 08/12/22	510,225

250,000	Boeing Company^ 2.300%, 08/01/21	250,000

100,000	GATX Corp.‡ 0.896%, 11/05/21 3 mo. USD LIBOR + 0.72%	100,035

500,000	Graphic Packaging International, LLC* 0.821%, 04/15/24	498,270

210,000	GXO Logistics, Inc.* 1.650%, 07/15/26	210,013

77,167	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	76,938

	Honeywell International, Inc.

500,000	0.483%, 08/19/22	500,070

250,000	1.350%, 06/01/25	255,827

250,000	Huntington Ingalls Industries, Inc. 3.844%, 05/01/25	273,920

500,000	Infor, Inc.* 1.450%, 07/15/23	506,665

	John Deere Capital Corp.

250,000	2.950%, 04/01/22	254,600

250,000	0.700%, 07/05/23	251,975

500,000	Leidos, Inc. 2.950%, 05/15/23	519,565

500,000	Nestle Holdings, Inc.*^ 0.375%, 01/15/24	499,095

17,000	Park Aerospace Holdings, Ltd.* 5.250%, 08/15/22	17,744

350,000	QVC, Inc. 4.850%, 04/01/24	379,869

	Roper Technologies, Inc.

500,000	2.800%, 12/15/21	503,715

250,000	1.000%, 09/15/25	250,173

250,000	0.450%, 08/15/22	250,313

500,000	Ryder System, Inc. 2.875%, 06/01/22	509,685

PRINCIPAL AMOUNT		VALUE

250,000	Sensata Technologies, BV* 4.875%, 10/15/23	$268,112

	Siemens Financieringsmaatschappij, NV*

500,000	1.700%, 09/15/21	500,875

500,000	0.650%, 03/11/24	501,950

250,000	0.400%, 03/11/23	250,560

1,000,000	SMBC Aviation Capital Finance DAC* 4.125%, 07/15/23	1,062,810

400,000	Teledyne Technologies, Inc. 0.950%, 04/01/24	400,464

	Volkswagen Group of America Finance, LLC*

250,000	0.875%, 11/22/23	251,312

250,000	0.750%, 11/23/22	251,000

		12,163,641

	Information Technology (3.9%)

300,000	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	311,799

500,000	Fidelity National Information Services, Inc. 0.600%, 03/01/24	500,235

250,000	Fortinet, Inc. 1.000%, 03/15/26	249,288

	Hewlett Packard Enterprise Company

300,000	2.250%, 04/01/23	308,226

250,000	1.450%, 04/01/24	254,500

225,000	3.500%, 10/05/21	225,673

300,000	HP, Inc.* 1.450%, 06/17/26	300,915

500,000	Intuit, Inc. 0.650%, 07/15/23	503,345

500,000	KLA Corp. 4.650%, 11/01/24	558,645

250,000	Microchip Technology, Inc.* 0.972%, 02/15/24	250,610

250,000	NetApp, Inc. 1.875%, 06/22/25	258,547

500,000	NVIDIA Corp. 2.200%, 09/16/21	500,370

500,000	Oracle Corp. 2.400%, 09/15/23	518,015

750,000	PayPal Holdings, Inc. 2.200%, 09/26/22	767,115

375,000	PTC, Inc.* 3.625%, 02/15/25	385,897

400,000	Seagate HDD Cayman 4.250%, 03/01/22	406,980

250,000	Square, Inc.* 2.750%, 06/01/26	255,850

750,000	VMware, Inc. - Class A 1.000%, 08/15/24	752,505

		7,308,515

	Materials (0.9%)

250,000	Ball Corp. 4.000%, 11/15/23	265,965

203,000	Clearwater Paper Corp.* 5.375%, 02/01/25	217,421

250,000	Georgia-Pacific, LLC* 0.625%, 05/15/24	250,660

500,000	Martin Marietta Materials, Inc. 0.650%, 07/15/23	501,040

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Sealed Air Corp.* 4.875%, 12/01/22	$519,790

		1,754,876

	Other (0.1%)

250,000	Toyota Motor Credit Corp. 0.800%, 01/09/26	248,652

	Real Estate (1.6%)

250,000	American Tower Corp. 0.600%, 01/15/24	250,028

500,000	Equinix, Inc. 1.000%, 09/15/25	499,690

300,000	Federal Realty Investment Trust 1.250%, 02/15/26	301,263

500,000	Kimco Realty Corp. 3.125%, 06/01/23	521,085

500,000	Service Properties Trust 5.000%, 08/15/22	507,410

250,000	Simon Property Group, LP 2.000%, 09/13/24	259,807

500,000	Welltower, Inc. 3.625%, 03/15/24	536,350

		2,875,633

	Utilities (4.6%)

250,000	AES Corp.* 1.375%, 01/15/26	249,690

500,000	Alexander Funding Trust* 1.841%, 11/15/23	509,080

	American Electric Power Company, Inc.

510,000	3.650%, 12/01/21	515,773

500,000	0.750%, 11/01/23	500,465

500,000	CMS Energy Corp. 3.600%, 11/15/25	549,180

250,000	Consolidated Edison, Inc. 0.650%, 12/01/23	250,195

500,000	Dominion Energy, Inc.*** 2.715%, 08/15/21	500,405

300,000	DPL, Inc. 4.125%, 07/01/25	322,251

250,000	DTE Energy Company 2.250%, 11/01/22	255,737

500,000	Duke Energy Carolinas, LLC 3.350%, 05/15/22	512,675

300,000	Entergy Corp. 0.900%, 09/15/25	298,104

250,000	Entergy Louisiana, LLC 0.620%, 11/17/23	250,248

750,000	Georgia Power Company 2.100%, 07/30/23	775,807

250,000	National Rural Utilities Cooperative Finance Corp. 1.000%, 06/15/26	250,163

	NextEra Energy Capital Holdings, Inc.

500,000	2.900%, 04/01/22	508,845

167,000	0.650%, 03/01/23	167,630

500,000	Pacific Gas and Electric Company 1.750%, 06/16/22	499,690

100,000	PPL Capital Funding, Inc.‡ 2.812%, 03/30/67 3 mo. USD LIBOR + 2.67%	98,053

PRINCIPAL AMOUNT		VALUE

250,000	Public Service Electric and Gas Company 0.950%, 03/15/26	$250,647

250,000	Southern Company 0.600%, 02/26/24	250,735

250,000	Southern Power Company 0.900%, 01/15/26	248,083

500,000	WEC Energy Group, Inc. 0.800%, 03/15/24	502,710

250,000	Wisconsin Public Service Corp. 3.350%, 11/21/21	252,330

		8,518,496

	TOTAL CORPORATE BONDS (Cost $113,787,938)	115,638,955

CONVERTIBLE BONDS (0.6%)

	Communication Services (0.3%)

650,000	Twitter, Inc. 1.000%, 09/15/21	651,515

	Financials (0.3%)

500,000	Prospect Capital Corp. 4.950%, 07/15/22	518,880

	TOTAL CONVERTIBLE BONDS (Cost $1,149,588)	1,170,395

U.S. GOVERNMENT AND AGENCY SECURITIES (4.4%)

	U.S. Treasury Note

2,000,000	2.000%, 05/31/24	2,094,766

2,000,000	1.750%, 07/31/24^	2,084,219

2,000,000	0.125%, 02/15/24^	1,993,281

1,000,000	1.375%, 06/30/23^	1,023,086

1,000,000	1.250%, 08/31/24^	1,027,109

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,991,877)	8,222,461

SOVEREIGN BOND (0.3%)

500,000	Kommunalbanken, AS* 0.500%, 01/13/26 (Cost $498,356)	495,705

BANK LOANS (8.0%) ¡

	Airlines (0.3%)

470,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	483,924

	Communication Services (1.0%)

491,269	CSC Holdings, LLC‡ 2.593%, 04/15/27 1 mo. LIBOR + 2.50%	485,917

695,164	Go Daddy Operating Company, LLC‡ 1.842%, 02/15/24 1 mo. LIBOR + 1.75%	688,212

696,410	SBA Senior Finance II, LLC‡ 1.850%, 04/11/25 1 mo. LIBOR + 1.75%	690,184

		1,864,313

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Discretionary (0.4%)

748,125	Murphy USA, Inc.‡ 2.250%, 01/31/28 1 mo. LIBOR + 1.75%	$748,435

	Consumer Staples (0.6%)

696,500	Energizer Holdings, Inc.‡ 2.750%, 12/22/27 1 mo. LIBOR + 2.25%	693,453

346,577	United Natural Foods, Inc.‡ 3.592%, 10/22/25 1 mo. LIBOR + 3.50%	345,927

		1,039,380

	Energy (0.2%)

337,500	DT Midstream, Inc.‡ 2.500%, 06/26/28 6 mo. LIBOR + 2.00%	337,048

37,500	DT Midstream, Inc.‡ 2.500%, 06/26/28 3 mo. LIBOR + 2.00%	37,450

		374,498

	Financials (0.5%)

500,000	Jazz Financing Lux S.a.r.l.‡ 4.000%, 05/05/28 1 mo. LIBOR + 3.50%	501,250

505,992	Level 3 Financing, Inc.‡ 1.842%, 03/01/27 1 mo. LIBOR + 1.75%	496,031

		997,281

	Health Care (1.1%)

636,923	Avantor, Inc.‡! 0.000%, 11/21/24	635,862

698,250	Catalent Pharma Solutions Inc.‡ 2.500%, 02/22/28 1 mo. LIBOR + 2.00%	700,344

185,000	HCA, Inc.‡ 1.842%, 06/23/28 1 mo LIBOR + 1.75%	186,272

320,218	Icon Luxembourg Sarl! 0.000%, 07/03/28	319,931

80,054	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	79,983

79,782	Icon Luxembourg Sarl! 0.000%, 07/03/28	79,711

19,946	Icon Luxembourg Sarl‡ 3.000%, 07/03/28 3 mo. LIBOR + 2.50%	19,928

		2,022,031

	Industrials (2.1%)

700,000	AECOM Technology Corporation‡ 1.842%, 04/13/28 1 mo LIBOR + 1.75%	699,563

748,125	Horizon Therapeutics USA, Inc.‡ 2.500%, 03/15/28 1 mo. LIBOR + 2.00%	741,859

678,300	Spectrum Brands, Inc.‡ 2.500%, 03/03/28 3 mo. LIBOR + 2.00%	673,002

PRINCIPAL AMOUNT		VALUE

488,769	TransDigm, Inc.‡ 2.342%, 12/09/25 1 mo. LIBOR + 2.25%	$480,782

591,976	United Rentals, Inc.‡ 1.842%, 10/31/25 1 mo. LIBOR + 1.75%	594,844

750,000	XPO Logistics, Inc.‡ 1.881%, 02/24/25 3 mo. LIBOR + 1.75%	744,428

		3,934,478

	Information Technology (1.5%)

696,500	Dell International, LLC‡ 2.000%, 09/19/25 1 mo. LIBOR + 1.75%	696,270

696,456	ON Semiconductor Corporation‡ 2.092%, 09/19/26 1 mo. LIBOR + 2.00%	690,090

696,401	Open Text Corporation‡ 1.842%, 05/30/25 1 mo. LIBOR + 1.75%	697,084

748,125	Playtika Holding Corp.‡ 2.842%, 03/13/28 1 mo. LIBOR + 2.75%	743,778

		2,827,222

	Information Technology (0.3%)

248,750	Camelot U.S. Acquisition 1 Co.‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	249,022

246,250	Camelot U.S. Acquisition 1 Company‡ 3.092%, 10/30/26 1 mo. LIBOR + 3.00%	244,188

		493,210

	TOTAL BANK LOANS (Cost $14,860,540)	14,784,772

ASSET BACKED SECURITIES (14.4%)

	Communication Services (0.8%)

1,000,000	Verizon Owner Trust 2020-A 1.980%, 07/22/24	1,026,453

500,000	Verizon Owner Trust 2020-B 0.470%, 02/20/25	501,774

		1,528,227

	Consumer Discretionary (0.8%)

1,500,000	Avis Budget Rental Car Funding AESOP, LLC* 3.070%, 09/20/23	1,538,040

	Financials (10.1%)

500,000	American Tower Trust #1 Series 2013-2A* 3.070%, 03/15/48	502,701

239,643	Commonbond Student Loan Trust 2019-A-GS* 2.540%, 01/25/47	247,007

547,076	Commonbond Student Loan Trust Series 2017-BGS, Class A1* 2.680%, 09/25/42	554,313

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

355,471	Commonbond Student Loan Trust Series 2021-AGS, Class A* 1.200%, 03/25/52	$355,309

1,000,000	Credit Acceptance Auto Loan Trust 2020-3* 1.240%, 10/15/29	1,010,317

500,000	Dell Equipment Finance Trust 2020-2* 0.570%, 10/23/23	501,823

300,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	301,120

1,000,000	DT Auto Owner Trust 2020-1* 2.160%, 05/15/24	1,008,857

565,676	Enterprise Fleet Financing 2019- 3, LLC* 2.060%, 05/20/25	572,720

1,000,000	Ford Credit Floorplan Master Owner Trust A 2.840%, 03/15/24	1,016,265

36,102	GM Financial Consumer Automobile Receivables Trust 2018-3 3.020%, 05/16/23	36,368

1,500,000	Hertz Vehicle Financing, LLC* 1.210%, 12/26/25	1,509,925

1,000,000	Kubota Credit Owner Trust 2020-1* 1.960%, 03/15/24	1,018,016

269,451	MMAF Equipment Finance, LLC 2019-B* 2.070%, 10/12/22	270,381

924,833	Navient Private Education Refi Loan Trust 2020-B* 2.120%, 01/15/69	939,122

1,200,000	NextGear Floorplan Master Owner Trust* 3.210%, 02/15/24	1,219,103

860,000	Oscar US Funding Trust XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	860,035

998,292	Palmer Square Loan Funding 2019-3, Ltd.*‡ 1.005%, 08/20/27 3 mo. USD LIBOR + 0.85%	997,114

792,000	Progress Residentiall Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	796,542

118,881	SoFi Consumer Loan Program 2019-2 Trust* 3.010%, 04/25/28	119,071

267,527	Sofi Professional Loan Program 2016-E, LLC* 2.490%, 01/25/36	269,254

85,521	SoFi Professional Loan Program 2020-ATrust* 2.060%, 05/15/46	85,763

594,131	SoFi Professional Loan Program 2020-C Trust* 1.950%, 02/15/46	603,611

1,615,000	Toyota Auto Loan Extended Note Trust 2019-1* 2.560%, 11/25/31	1,705,370

1,525,000	Volvo Financial Equipment, LLC Series 2018-1* 2.910%, 01/17/23	1,536,526

PRINCIPAL AMOUNT		VALUE

238,338	Volvo Financial Equipment, LLC Series 2018-1* 2.760%, 10/17/22	$239,344

500,000	World Omni Select Auto Trust 2020-A 0.550%, 07/15/25	501,348

		18,777,325

	Other (2.5%)

1,209,000	CNH Equipment Trust 2020-A 2.300%, 10/15/27	1,261,460

500,000	CNH Equipment Trust 2020-A 1.160%, 06/16/25	504,703

500,000	HPEFS Equipment Trust 2021-1* 0.570%, 03/20/31	500,516

447,807	MVW Owner Trust 2019-1* 2.890%, 11/20/36	461,942

201,915	SCF Equipment Leasing 2019-2, LLC* 2.220%, 06/20/24	203,400

500,000	SCF Equipment Leasing 2020-1, LLC* 1.190%, 10/20/27	503,185

770,000	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	770,399

400,000	Tesla Auto Lease Trust 2020-A* 0.680%, 12/20/23	401,877

		4,607,482

	Utilities (0.2%)

378,589	Harley-Davidson Motorcycle Trust 2020-A 1.870%, 10/15/24	382,138

	TOTAL ASSET BACKED SECURITIES (Cost $26,543,350)	26,833,212

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.5%)

1,548,000	CSAIL 2017-CX9 Commercial Mortgage Trust 3.054%, 09/15/50	1,585,217

71,652	Morgan Stanley Capital I Trust 2018-H3 3.176%, 07/15/51	73,334

212,723	Wells Fargo Commercial Mortgage Trust 2015-LC20 2.678%, 04/15/50	215,054

627,794	Wells Fargo Commercial Mortgage Trust 2017-RC1 3.118%, 01/15/60	633,594

75,193	WFRBS Commercial Mortgage Trust 2012-C10 2.453%, 12/15/45	75,995

150,816	WFRBS Commercial Mortgage Trust 2014-LC14 3.522%, 03/15/47	155,851

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,702,594)	2,739,045

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

MUNICIPAL OBLIGATIONS (6.1%)

	Airlines (0.1%)

250,000	Dallas Fort Worth International Airport 1.041%, 11/01/23	$253,019

	Other (5.5%)

400,000	Alaska Housing Finance Corp. 0.846%, 12/01/23	399,342

250,000	Armada Area Schools 0.950%, 05/01/25	252,206

250,000	Capitol Area Community Development Corp. 0.957%, 10/01/21	249,621

155,000	City of Auburn CA 0.961%, 06/01/25	155,314

210,000	City of Freeport IL 1.027%, 01/01/22	210,532

300,000	City of Willows CA 0.770%, 08/01/23	300,849

240,000	City of Willows CA 0.720%, 08/01/22	240,607

290,000	Cloverleaf Local School District 0.839%, 03/01/22	290,588

150,000	Colorado Housing and Finance Authority 0.858%, 11/01/24	149,257

175,000	Cook County School District No 94 0.700%, 12/01/21	175,001

250,000	Corona-Norco Unified School District 1.000%, 09/01/25	251,637

250,000	County of Bergen NJ 2.000%, 11/01/23	259,069

295,000	County of San Diego CA 0.600%, 10/01/23	296,113

290,000	County of San Diego CA 0.480%, 10/01/22	290,622

230,000	Duluth Independent School District No 709 0.710%, 02/01/22	229,996

175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	175,308

175,000	Encinitas Public Financing Authority 0.790%, 10/01/24	175,353

250,000	Galveston Independent School District 5.000%, 02/01/25	288,215

175,000	Haverstraw-Stony Point Central School District 0.790%, 05/01/23	175,382

200,000	Indiana Bond Bank Revenue 0.650%, 02/01/24	200,185

200,000	Indiana Bond Bank Revenue 0.470%, 02/01/23	200,082

500,000	Lake Central Multi-District School Building Corp. 0.853%, 01/15/24	505,611

215,000	Minnetonka Independent School District No 276 2.000%, 01/01/24	223,307

PRINCIPAL AMOUNT		VALUE

155,000	Natomas Unified School District 0.700%, 08/01/22	$155,636

400,000	San Bernardino City Unified School District 0.792%, 08/01/23	403,200

250,000	Thornapple Kellogg School District 0.930%, 05/01/25	252,059

300,000	Torrance Joint Powers Financing Authority 1.239%, 10/01/21	300,482

250,000	Torrance Joint Powers Financing Authority 1.289%, 10/01/22	252,836

250,000	Town of Oyster Bay NY 2.000%, 08/15/23	256,264

525,000	Town of Stratford CT 0.956%, 08/01/24	531,318

100,000	Ukiah Public Financing Authority 1.370%, 04/01/22	99,908

250,000	Village of Tarrytown NY 2.000%, 10/15/23	258,335

300,000	Virginia Housing Development Authority 0.607%, 09/01/23	303,526

250,000	West Covina Public Financing Authority 1.847%, 08/01/22	252,545

250,000	West Covina Public Financing Authority 1.747%, 08/01/21	250,000

400,000	West Mifflin Sanitary Sewer Municipal Authority 1.052%, 08/01/23	398,992

250,000	West Mifflin Sanitary Sewer Municipal Authority 0.895%, 08/01/22	249,663

340,000	Williamston Community Schools School District 1.050%, 05/01/25	342,772

200,000	Woodbury County Law Enforcement Center Authority 0.719%, 06/01/22	200,104

		10,201,837

	Utilities (0.5%)

505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	545,424

135,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.930%, 12/01/23	134,396

100,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.870%, 12/01/22	99,868

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.770%, 12/01/21	$99,964

		879,652

	TOTAL MUNICIPAL OBLIGATIONS (Cost $11,279,270)	11,334,508

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.6%)

10,383,570	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $10,383,570)	10,383,570

	TOTAL INVESTMENTS (103.1%) (Cost $189,197,083)	191,602,623

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.6%)		(10,383,570)

OTHER ASSETS, LESS LIABILITIES (2.5%)		4,630,197

NET ASSETS (100.0%)		$185,849,250

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS  JULY 31, 2021 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2021.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2021.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†	Represents investment of cash collateral received from securities on loan as of July 31, 2021.

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 50	U.S. Treasury Note 5-Year	Sep 2021	$6,222,266	$27,632

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of eighteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund (formerly, Global Growth and Income Fund), Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund), and Class I shares of each of the Funds (except Short-Term Bond Fund). Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund and Global Equity Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Funds adopted ASU2017-08 as of November 1, 2019, with no material impact on the Funds’ Schedule of Investments.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2021, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at July 31, 2021 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$8,045,742,458	$3,582,349,064	$(1,635,669,647)	$1,946,679,417
Hedged Equity Fund	333,902,360	168,112,409	(12,006,080)	156,106,329
Phineus Long/Short Fund	241,247,601	70,273,586	(34,321,053)	35,952,533
Convertible Fund	1,376,210,330	287,281,087	(19,216,818)	268,064,269
Global Convertible Fund	247,517,314	39,245,916	(7,380,450)	31,865,466
Timpani Small Cap Growth Fund	272,955,233	98,009,542	(3,642,313)	94,367,229
Timpani SMID Growth Fund	16,048,509	7,654,389	(176,886)	7,477,503
Growth Fund	1,023,231,354	753,332,889	(4,789,413)	748,543,476
Growth and Income Fund	1,586,480,000	1,204,092,412	(19,707,311)	1,184,385,101
Dividend Growth Fund	9,068,071	7,720,223	(68,412)	7,651,811
Select Fund	33,418,369	17,932,035	(114,400)	17,817,635
International Growth Fund	211,629,344	89,035,948	(2,252,312)	86,783,636
Evolving World Growth Fund	561,160,632	118,298,903	(21,505,191)	96,793,712
Global Equity Fund	89,319,197	48,208,781	(521,771)	47,687,010
Global Opportunities Fund (formerly, Global Growth and Income Fund)	201,259,173	65,941,504	(2,745,441)	63,196,063
Total Return Bond Fund	70,056,730	3,378,563	(370,033)	3,008,530
High Income Opportunities Fund	43,884,881	2,000,034	(974,744)	1,025,290
Short-Term Bond Fund	189,197,083	2,585,776	(152,604)	2,433,172

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.